USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Aggressive Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Communication Services (12.4%):
Activision Blizzard, Inc.	678,382	$43,233
Alphabet, Inc. Class C (a)	60,274	81,289
Facebook, Inc. Class A (a)	240,413	49,215
Netflix, Inc. (a)	31,003	13,017
Twitter, Inc. (a)	399,089	11,446
		198,200
Consumer Discretionary (19.9%):
Alibaba Group Holding Ltd., ADR (a)	145,842	29,558
Amazon.com, Inc. (a)	49,401	122,218
Booking Holdings, Inc. (a)	6,257	9,264
Burlington Stores, Inc. (a)	146,757	26,811
Chipotle Mexican Grill, Inc. (a)	7,013	6,162
Hilton Worldwide Holdings, Inc.	62,560	4,736
Lululemon Athletica, Inc. (a)	142,020	31,738
Nike, Inc. Class B	202,532	17,657
Starbucks Corp.	66,441	5,098
Target Corp.	107,639	11,812
Tesla, Inc. (a)(b)	15,082	11,792
The Home Depot, Inc.	54,044	11,880
The TJX Cos., Inc.	259,483	12,728
Ulta Beauty, Inc. (a)	67,405	14,689
		316,143
Consumer Staples (1.6%):
Church & Dwight Co., Inc.	178,513	12,494
Constellation Brands, Inc. Class A	74,417	12,256
		24,750
Electronic Equipment, Instruments & Components (1.6%):
Amphenol Corp. Class A	95,401	8,420
Keysight Technologies, Inc. (a)	173,995	16,838
		25,258
Financials (1.7%):
MSCI, Inc.	80,354	26,276

Health Care (16.5%):
bluebird bio, Inc. (a)	100,921	5,438
Bristol-Myers Squibb Co.	298,182	18,132
Edwards Lifesciences Corp. (a)	101,321	22,037
Eli Lilly & Co.	96,510	14,924
IQVIA Holdings, Inc. (a)	93,327	13,307
Masimo Corp. (a)	45,455	9,723
Merck & Co., Inc.	225,166	17,865
Sage Therapeutics, Inc. (a)	77,644	3,027
The Cooper Cos., Inc.	30,027	8,609
UnitedHealth Group, Inc.	156,149	45,669
Veeva Systems, Inc. Class A (a)	133,355	25,444
Vertex Pharmaceuticals, Inc. (a)	142,017	35,674
West Pharmaceutical Services, Inc.	52,087	9,858
Zoetis, Inc.	238,960	30,900
		260,607
Industrials (7.6%):
CoStar Group, Inc. (a)	38,227	24,781
FTI Consulting, Inc. (a)(b)	81,648	10,399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Aggressive Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
IDEX Corp.	42,408	$6,515
IHS Markit Ltd.	130,163	8,760
L3Harris Technologies, Inc.	91,478	17,719
Old Dominion Freight Line, Inc.	68,284	9,921
Roper Technologies, Inc.	35,148	11,987
Trane Technologies PLC	154,930	13,544
Uber Technologies, Inc. (a)	531,984	16,103
		119,729
IT Services (12.8%):
EPAM Systems, Inc. (a)	121,754	26,894
Euronet Worldwide, Inc. (a)	74,462	6,833
Fiserv, Inc. (a)	168,651	17,381
PayPal Holdings, Inc. (a)	359,479	44,216
Shopify, Inc. Class A (a)	22,036	13,933
Twilio, Inc. Class A (a)(b)	133,312	14,971
Visa, Inc. Class A (b)	446,348	79,772
		204,000
Semiconductors & Semiconductor Equipment (4.9%):
Lam Research Corp.	38,568	9,846
Marvell Technology Group Ltd.	357,650	9,564
NVIDIA Corp.	162,931	47,621
STMicroelectronics NV, NYS	418,461	10,700
		77,731
Software (16.5%):
Adobe, Inc. (a)	66,485	23,512
Fair Isaac Corp. (a)	39,030	13,775
Microsoft Corp.	424,792	76,127
Proofpoint, Inc. (a)	138,802	16,896
RingCentral, Inc. Class A (a)(b)	86,884	19,856
Salesforce.com, Inc. (a)	198,143	32,089
ServiceNow, Inc. (a)	130,328	45,816
Synopsys, Inc. (a)	51,489	8,090
The Trade Desk, Inc. Class A (a)(b)	60,030	17,564
Workday, Inc. Class A (a)	64,563	9,936
		263,661
Technology Hardware, Storage & Peripherals (3.0%):
Apple, Inc.	161,992	47,593
Total Common Stocks (Cost $1,165,041)		1,563,948

Collateral for Securities Loaned^ (5.4%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (c)	77,658,482	77,658
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (c)	8,625,982	8,626
Total Collateral for Securities Loaned (Cost $86,284)		86,284
Total Investments (Cost $1,251,325) — 103.9%		1,650,232
Liabilities in excess of other assets — (3.9)%		(61,995)
NET ASSETS - 100.00%		$1,588,237

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2020.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Communication Services (5.5%):
AT&T, Inc.	209,204	$6,375
Charter Communications, Inc. Class A (a)	5,790	2,867
Comcast Corp. Class A	77,990	2,936
DISH Network Corp. Class A (a)	63,922	1,599
Fox Corp. Class A	63,174	1,634
HKT Trust & HKT Ltd.	246,000	397
Innocean Worldwide, Inc.	6,598	316
Kakaku.com, Inc.	33,700	688
KDDI Corp.	22,800	660
Koninklijke KPN NV (b)	288,873	665
Liberty Broadband Corp. Class C (a)	19,142	2,348
Major Cineplex Group PCL	315,200	141
Masmovil Ibercom SA (a)	15,006	283
Match Group, Inc. (a)(b)	27,944	2,151
Nexon Co. Ltd.	24,300	392
Nintendo Co. Ltd.	1,100	455
Nippon Telegraph & Telephone Corp.	102,200	2,328
NOS SGPS SA	47,897	179
Omnicom Group, Inc.	30,080	1,715
Plan B Media PCL	1,390,400	211
Sirius XM Holdings, Inc. (b)	334,891	1,979
Telefonica SA	402,497	1,840
Tencent Holdings Ltd.	30,000	1,577
Turk Telekomunikasyon A/S (a)	254,021	269
Verizon Communications, Inc.	62,229	3,575
Vivendi SA (b)	16,187	350
Vodafone Group PLC	255,808	361
		38,291
Consumer Discretionary (9.7%):
Aditya Birla Fashion and Retail Ltd. (a)	113,117	173
Aristocrat Leisure Ltd.	16,215	266
AutoZone, Inc. (a)	2,083	2,125
Barratt Developments PLC	54,259	354
Booking Holdings, Inc. (a)	1,395	2,065
Carnival Corp. (b)	46,288	736
China Kepei Education Group Ltd.	394,000	250
China Yongda Automobiles Services Holdings Ltd.	194,500	196
Cie Generale des Etablissements Michelin SCA	10,609	1,025
D.R. Horton, Inc.	45,992	2,172
eBay, Inc.	67,100	2,673
Even Construtora e Incorporadora SA (a)	110,600	137
F&F Co. Ltd.	2,850	250
Faurecia SE	46,278	1,658
Fiat Chrysler Automobiles NV	24,228	210
Ford Motor Co.	263,872	1,343
Garmin Ltd.	24,338	1,975
General Motors Co. Class C	69,313	1,545
Grupo SBF SA (a)	46,000	267
Hangzhou Robam Appliances Co. Ltd. Class A	64,600	288
HelloFresh SE (a)	10,302	367
Hikari Tsushin, Inc.	6,600	1,277
Hyosung TNC Co. Ltd.	2,795	299
Industria de Diseno Textil SA	10,353	265
JD Sports Fashion PLC	59,384	394
Kering SA	657	334
Kordsa Teknik Tekstil A/S	165,412	268

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Las Vegas Sands Corp.	35,483	$1,704
Leejam Sports Co. JSC	16,649	275
Lowe's Cos., Inc.	24,335	2,549
Lululemon Athletica, Inc. (a)	10,774	2,408
LVMH Moet Hennessy Louis Vuitton SE	10,589	4,092
Next PLC	17,482	1,041
Nike, Inc. Class B	61,897	5,396
NVR, Inc. (a)	629	1,950
O'Reilly Automotive, Inc. (a)	5,799	2,240
Power Wind Health Industry, Inc.	56,000	314
Poya International Co. Ltd.	23,000	385
Prosus NV (a)	7,936	600
PT Mitra Adiperkasa Tbk	5,962,000	261
Sony Corp.	26,100	1,680
Starbucks Corp.	34,101	2,616
Target Corp.	21,223	2,329
The Home Depot, Inc.	17,679	3,887
The Indian Hotels Co. Ltd.	178,746	190
The TJX Cos., Inc.	45,872	2,250
Tofas Turk Otomobil Fabrikasi A/S	70,646	226
Tong Yang Industry Co. Ltd.	196,000	234
Tongcheng-Elong Holdings Ltd. (a)	144,800	244
Topkey Corp.	60,000	223
Toyota Motor Corp.	82,600	5,107
Wynn Macau Ltd.	672,400	1,161
Yum! Brands, Inc.	24,723	2,137
		68,411
Consumer Staples (9.2%):
Altria Group, Inc.	56,120	2,203
Ausnutria Dairy Corp. Ltd.	176,000	325
Bakkafrost P/F (a)	773	38
Barry Callebaut AG Registered Shares	130	255
British American Tobacco PLC	16,197	624
Brown-Forman Corp. Class B	36,044	2,242
Carlsberg A/S Class B	3,446	435
Coca-Cola HBC AG	9,640	244
Colgate-Palmolive Co.	38,810	2,727
Costco Wholesale Corp.	10,726	3,250
Diageo PLC	40,260	1,386
Essity AB Class B (a)	16,876	547
Imperial Brands PLC	59,338	1,248
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd. Class A	33,200	220
Kobe Bussan Co. Ltd. (b)	17,200	831
Koninklijke Ahold Delhaize NV	30,904	750
L'Oreal SA (a)	973	283
Matsumotokiyoshi Holdings Co. Ltd.	33,900	1,167
Nestle SA Registered Shares	75,193	7,965
Newtree Co. Ltd.	561	10
Nippon Suisan Kaisha Ltd.	73,300	326
Royal Unibrew A/S (a)	25,806	1,997
Swedish Match AB	9,847	609
Sysco Corp.	30,204	1,700
Tate & Lyle PLC	45,975	412
Tesco PLC	272,892	807
The Clorox Co.	15,912	2,967
The Kraft Heinz Co.	75,058	2,276
The Procter & Gamble Co.	69,338	8,173
Toyo Suisan Kaisha Ltd.	9,700	467
Tyson Foods, Inc. Class A	26,351	1,639

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Unilever PLC	29,317	$1,509
Varun Beverages Ltd.	36,933	328
Walgreens Boots Alliance, Inc.	87,026	3,767
Walmart, Inc.	84,962	10,327
		64,054
Energy (4.6%):
Aker BP ASA	27,740	456
Beach Energy Ltd.	568,833	554
BP PLC	582,171	2,293
Cairn Energy PLC (a)	166,758	235
Chevron Corp.	30,474	2,804
China Suntien Green Energy Corp. Ltd. Class H	1,190,000	277
ConocoPhillips	42,900	1,806
Exxon Mobil Corp.	119,227	5,540
Galp Energia SGPS SA	34,930	403
Gaztransport Et Technigaz SA	8,681	629
Grupa Lotos SA	14,060	213
Marathon Petroleum Corp.	41,222	1,322
Parex Resources, Inc. (a)	91,999	1,009
Petronet LNG Ltd.	120,059	387
Phillips 66	70,764	5,178
Royal Dutch Shell PLC Class A	105,013	1,729
TOTAL SA	68,511	2,431
Valero Energy Corp.	81,703	5,176
		32,442
Financials (11.6%):
3i Group PLC	52,669	517
AGNC Investment Corp.	10,155	126
AIA Group Ltd.	163,800	1,503
Allianz SE	16,157	2,973
Amundi SA (c)	4,097	272
Annaly Capital Management, Inc.	26,995	169
AON PLC	13,333	2,302
Australia & New Zealand Banking Group Ltd.	20,057	218
AXA SA	42,796	761
Banca Generali SpA	43,859	1,090
Banco Santander SA	96,635	216
Barclays PLC	159,795	213
BOC Hong Kong Holdings Ltd.	117,500	361
Capital One Financial Corp.	24,692	1,599
Cembra Money Bank AG	13,483	1,282
Chailease Holding Co. Ltd.	70,000	266
China Merchants Bank Co. Ltd. Class H	191,000	904
Cholamandalam Investment and Finance Co. Ltd.	99,787	209
Cincinnati Financial Corp.	23,266	1,531
Citigroup, Inc.	42,224	2,050
Close Brothers Group PLC	45,522	624
DBS Group Holdings Ltd.	20,900	294
Discover Financial Services	28,365	1,219
DNB ASA	33,350	404
Dongbu Insurance Co. Ltd.	1,617	59
Erste Group Bank AG	10,795	234
Euronext NV (c)	4,989	419
Fidelity National Financial, Inc.	53,071	1,436
Gentera SAB de CV	494,686	197
Hannover Rueck SE	3,711	591
HSBC Holdings PLC	218,828	1,125
ING Groep NV	310,091	1,737

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Intercontinental Exchange, Inc.	28,513	$2,550
Intercorp Financial Services, Inc.	7,515	189
Jafco Co. Ltd.	23,800	763
JPMorgan Chase & Co.	37,436	3,585
KBC Group NV	5,540	300
Kiatnakin Bank PCL Class F	166,600	215
KIWOOM Securities Co. Ltd.	5,614	345
Legal & General Group PLC	748,716	1,925
Macquarie Group Ltd.	32,314	2,140
Manappuram Finance Ltd.	155,908	275
Manulife Financial Corp.	139,120	1,752
Marsh & McLennan Cos., Inc.	23,985	2,334
MetLife, Inc.	49,054	1,770
Metropolitan Bank & Trust Co.	298,130	228
Mitsubishi UFJ Financial Group, Inc.	406,600	1,643
Mizuho Financial Group, Inc.	216,900	253
MSCI, Inc.	9,446	3,089
Multi Commodity Exchange of India Ltd.	20,228	286
NN Group NV	11,017	319
ORIX Corp.	54,300	639
Prudential Financial, Inc.	26,548	1,656
PT Bank Tabungan Pensiunan Nasional Syariah Tbk	1,283,800	189
Raiffeisen Bank International AG	10,242	177
Regions Financial Corp.	136,817	1,471
S&P Global, Inc.	10,034	2,939
Shinsei Bank Ltd.	20,100	242
Singapore Exchange Ltd.	66,200	452
Skandinaviska Enskilda Banken AB Class A (a)	41,595	343
SpareBank 1 SMN	225,530	1,640
State Street Corp.	30,295	1,910
Sumitomo Mitsui Financial Group, Inc.	13,300	350
Sumitomo Mitsui Trust Holdings, Inc.	8,000	233
Swiss Life Holding AG	2,526	896
Synchrony Financial	65,477	1,296
T. Rowe Price Group, Inc.	20,402	2,359
The Allstate Corp.	22,859	2,325
The Bank of New York Mellon Corp.	49,828	1,871
The Hartford Financial Services Group, Inc.	40,538	1,540
The Toronto-Dominion Bank	42,066	1,758
Tokio Marine Holdings, Inc.	38,800	1,821
Transaction Capital Ltd.	204,447	167
U.S. Bancorp	48,460	1,769
UBS Group AG Registered Shares	173,877	1,862
Wells Fargo & Co.	70,284	2,042
Woori Financial Group, Inc.	33,075	229
		83,038
Health Care (17.7%):
AbbVie, Inc.	69,971	5,752
Alkem Laboratories Ltd.	8,817	304
Amgen, Inc.	26,526	6,346
Anthem, Inc.	8,910	2,501
Astellas Pharma, Inc.	38,200	632
AstraZeneca PLC	6,281	656
Biogen, Inc. (a)	17,543	5,207
Bristol-Myers Squibb Co.	100,990	6,141
Cardinal Health, Inc.	45,374	2,245
Cerner Corp.	33,695	2,338
Cleopatra Hospital (a)	922,084	252
CSL Ltd.	12,688	2,528

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
CVS Health Corp.	38,235	$2,353
DENTSPLY SIRONA, Inc.	42,142	1,789
DexCom, Inc. (a)	11,196	3,752
Dong-A ST Co. Ltd.	3,865	291
Eli Lilly & Co.	23,286	3,601
Fisher & Paykel Healthcare Corp. Ltd.	76,883	1,284
Fresenius Medical Care AG & Co. KGaA	6,569	515
Galenica AG (c)	6,089	436
Gilead Sciences, Inc.	41,882	3,518
HCA Healthcare, Inc.	16,716	1,837
Hikma Pharmaceuticals PLC	18,355	547
Hoya Corp.	26,000	2,371
ICON PLC (a)	4,035	647
Il Dong Pharmaceutical Co. Ltd.	22,886	244
Ilyang Pharmaceutical Co. Ltd.	3,576	96
Interojo Co. Ltd.	14,399	274
I-Sens, Inc.	15,786	306
Johnson & Johnson	64,962	9,747
Lonza Group AG Registered Shares	930	406
McKesson Corp.	35,047	4,951
Medtronic PLC	29,135	2,844
Merck & Co., Inc.	83,970	6,662
Mettler-Toledo International, Inc. (a)	3,083	2,220
Novartis AG Registered Shares	63,695	5,437
Novo Nordisk A/S Class B	4,730	302
Pfizer, Inc.	91,506	3,510
Qualicorp Consultoria e Corretora de Seguros SA	44,200	211
Recordati SpA	27,884	1,214
ResMed, Inc.	15,739	2,445
Roche Holding AG	20,503	7,103
Sanofi (b)	8,875	867
Sanofi India Ltd.	772	79
Sartorius Stedim Biotech (a)	1,177	282
Seegene, Inc.	2,329	175
Shionogi & Co. Ltd.	49,000	2,706
Smith & Nephew PLC	68,731	1,345
TaiDoc Technology Corp.	41,000	261
Thermo Fisher Scientific, Inc.	9,689	3,242
Top Glove Corp. Bhd	139,800	236
UCB SA (a)	5,743	526
Veeva Systems, Inc. Class A (a)	17,288	3,299
Waters Corp. (a)	10,347	1,935
Zoetis, Inc.	20,463	2,646
		123,414
Industrials (9.7%):
3M Co.	16,825	2,556
ACS Actividades de Construccion y Servicios SA	20,642	516
Alstom SA	6,694	275
Ashtead Group PLC	18,655	509
Atlas Copco AB Class B	88,667	2,744
Aurizon Holdings Ltd.	93,170	283
BAE Systems PLC	68,815	439
Binjiang Service Group Co. Ltd.	118,000	177
Canadian Pacific Railway Ltd.	12,082	2,745
Cebu Air, Inc.	212,040	203
Central Japan Railway Co.	2,200	346
Cia de Locacao das Americas	81,100	198
Cintas Corp.	9,163	2,033
CK Hutchison Holdings Ltd.	83,000	615

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	41,193	$202
Copart, Inc. (a)	26,804	2,147
Cummins, Inc.	13,337	2,181
Delta Air Lines, Inc.	38,945	1,009
Deutsche Post AG	12,743	379
Eaton Corp. PLC	26,212	2,189
Engineers India Ltd.	323,086	288
en-japan, Inc.	24,800	547
Experian PLC	46,825	1,406
Ferreycorp SAA	427,669	146
Frontken Corp. Bhd	323,300	167
Fuji Electric Co. Ltd.	48,700	1,161
General Dynamics Corp.	14,158	1,849
Grupo Aeroportuario del Centro Norte Sab de CV, ADR	9,278	269
Grupo Traxion SAB de CV (a)(b)(c)	413,818	217
Gunkul Engineering PCL	3,497,900	281
HEICO Corp. Class A	26,482	1,915
Hitachi Construction Machinery Co. Ltd.	43,200	1,013
Illinois Tool Works, Inc.	14,902	2,421
ITOCHU Corp.	102,600	2,012
JSL SA	65,600	227
Korea Line Corp. (a)	19,532	288
Leonardo SpA	27,052	187
Lockheed Martin Corp.	7,530	2,930
Metso Oyj	8,850	246
Mitsubishi Electric Corp.	29,300	361
Mitsui & Co. Ltd.	34,100	476
Northrop Grumman Corp.	7,721	2,553
Obayashi Corp.	37,000	324
OKUMA Corp.	12,400	468
PNC Infratech Ltd.	182,417	306
PT Wijaya Karya (Persero) Tbk	2,063,200	131
Raytheon Technologies Corp.	17,977	1,165
RELX PLC	86,388	1,949
Rockwell Automation, Inc.	12,179	2,308
Samsung Engineering Co. Ltd. (a)	21,536	203
Sandvik AB	22,533	347
Sanwa Holdings Corp.	101,200	785
Saudi Industrial Services Co.	51,987	256
Secom Co. Ltd.	5,500	458
Southwest Airlines Co.	42,093	1,315
Taisei Corp.	6,100	190
Taiwan Secom Co. Ltd.	144,000	426
Teledyne Technologies, Inc. (a)	6,885	2,242
Teleperformance	3,115	698
The Boeing Co.	10,506	1,482
United Airlines Holdings, Inc. (a)	25,759	762
Vinci SA	3,188	261
Volvo AB Class B (a)	28,560	366
W.W. Grainger, Inc.	7,168	1,975
Wolters Kluwer NV (b)	45,894	3,380
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	366,000	296
		64,799
Information Technology (20.4%):
21vianet Group, Inc., ADR (a)	14,950	224
Adobe, Inc. (a)	10,172	3,597
Advantest Corp.	10,400	505
Apple, Inc.	110,818	32,557
Applied Materials, Inc.	86,304	4,288

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
ASML Holding NV	931	$272
Beijing Sinnet Technology Co. Ltd. Class A	53,300	203
Beijing Thunisoft Corp. Ltd. Class A	48,900	183
Broadcom, Inc.	9,564	2,598
Capgemini SE	28,545	2,683
CDW Corp.	34,044	3,772
Chilisin Electronics Corp.	92,000	324
Chinasoft International Ltd. (b)	488,000	256
Cisco Systems, Inc.	73,623	3,120
Cognizant Technology Solutions Corp. Class A	39,498	2,292
Constellation Software, Inc.	2,335	2,246
Douzone Bizon Co. Ltd.	3,674	266
Ennoconn Corp.	42,000	272
FLEXium Interconnect, Inc.	111,000	400
Formosa Sumco Technology Corp.	62,000	307
Foxsemicon Integrated Technology, Inc.	56,000	305
FUJIFILM Holdings Corp.	8,300	395
Fujitsu Ltd.	22,200	2,157
Global Payments, Inc.	14,597	2,423
Hanmi Semiconductor Co. Ltd.	38,665	249
Hewlett Packard Enterprises Co.	149,087	1,500
Hitachi Ltd.	11,700	347
Holy Stone Enterprise Co. Ltd.	101,000	416
HyVision System, Inc.	40,529	280
Intel Corp.	64,943	3,895
International Business Machines Corp.	45,003	5,651
Intuit, Inc.	10,373	2,799
Keysight Technologies, Inc. (a)	23,623	2,286
Kingboard Laminates Holdings Ltd.	357,000	346
KLA Corp.	13,990	2,296
Lam Research Corp.	17,646	4,504
Leidos Holdings, Inc.	24,430	2,414
Lelon Electronics Corp.	263,000	354
Logitech International SA Class R	10,596	510
Mastercard, Inc. Class A	27,162	7,468
Melexis NV	17,212	1,047
Micron Technology, Inc. (a)	48,364	2,316
Microsoft Corp.	61,770	11,070
Micro-Star International Co. Ltd.	100,000	310
Mphasis Ltd.	32,308	314
Murata Manufacturing Co. Ltd.	9,900	558
NVIDIA Corp.	13,557	3,962
Obic Co. Ltd.	2,400	360
Oracle Corp.	115,066	6,095
Oracle Corp.	8,000	824
SAP SE	30,885	3,679
SFA Engineering Corp.	9,182	265
Sino-American Silicon Products, Inc.	105,000	310
STMicroelectronics NV	19,405	500
TE Connectivity Ltd.	25,559	1,878
TeamViewer AG (a)	8,106	351
Telefonaktiebolaget LM Ericsson Class B	32,624	279
TES Co. Ltd.	14,764	243
Texas Instruments, Inc.	24,113	2,799
Ulvac, Inc.	18,900	521
Unitest, Inc.	22,255	235
VeriSign, Inc. (a)	12,635	2,647
Wistron Corp.	453,000	425

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Worldline SA (a)(c)	5,232	$354
		142,302
Materials (4.2%):
Air Products & Chemicals, Inc.	11,254	2,539
Anglo American PLC	38,948	693
Arkema SA	22,588	1,880
Berger Paints India Ltd.	25,796	173
BHP Group Ltd.	105,295	2,150
Boliden AB (b)	15,621	315
Celanese Corp.	19,595	1,628
Centamin PLC	150,960	292
China Oriental Group Co. Ltd.	634,000	192
Evraz PLC	243,467	807
Gold Fields Ltd., ADR	33,519	247
Hansol Chemical Co. Ltd.	5,232	370
HeidelbergCement AG	3,990	189
Impala Platinum Holdings Ltd.	34,720	207
JK Lakshmi Cement Ltd.	57,884	153
Kirkland Lake Gold Ltd.	39,108	1,617
Klabin SA	70,400	231
Linde PLC	14,414	2,652
LyondellBasell Industries NV Class A	51,994	3,013
Martin Marietta Materials, Inc.	8,703	1,656
Mishra Dhatu Nigam Ltd. (c)	103,952	293
PT Indocement Tunggal Prakarsa Tbk	235,100	183
PT Merdeka Copper Gold Tbk (a)	4,081,100	336
Rio Tinto Ltd.	24,947	1,406
Rio Tinto PLC	54,566	2,532
Shin-Etsu Chemical Co. Ltd.	2,700	298
Shinkong Synthetic Fibers Corp.	1,097,000	403
Taiwan Hon Chuan Enterprise Co. Ltd.	157,000	286
The Sherwin-Williams Co.	4,525	2,427
Tipco Asphalt PCL	512,300	281
Tosoh Corp.	16,300	199
Ube Industries Ltd.	22,800	382
West China Cement Ltd.	2,050,000	365
		30,395
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	2,102	330
Alstria Office REIT-AG	15,707	235
American Tower Corp.	8,206	1,954
Ascendas India Trust	278,800	249
AvalonBay Communities, Inc.	2,589	422
Boston Properties, Inc.	2,865	278
Camden Property Trust	1,795	158
Charter Hall Group	59,373	293
China SCE Group Holdings Ltd.	581,134	255
CK Asset Holdings Ltd.	307,500	1,943
Crown Castle International Corp.	7,707	1,230
Daiwa House Industry Co. Ltd.	16,100	408
Digital Realty Trust, Inc.	3,862	577
Duke Realty Corp.	6,700	232
Equinix, Inc.	1,572	1,062
Equity LifeStyle Properties, Inc.	3,206	193
Equity Residential	6,875	447
Essex Property Trust, Inc.	1,218	297
Extra Space Storage, Inc.	2,382	210
Fastighets AB Balder Class B (a)	7,381	292

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust	1,389	$116
Healthpeak Properties, Inc.	9,104	238
Host Hotels & Resorts, Inc.	13,530	167
Invitation Homes, Inc.	9,967	236
Iron Mountain, Inc.	5,322	129
Kimco Realty Corp.	7,824	85
Leg Immobilien AG	3,234	371
Medical Properties Trust, Inc.	9,453	162
Mid-America Apartment Communities, Inc.	2,114	237
Mirvac Group	152,048	221
National Retail Properties, Inc.	3,031	99
Nexity SA	6,451	198
Omega Healthcare Investors, Inc.	4,046	118
Prologis, Inc.	13,622	1,216
PT Bekasi Fajar Industrial Estate Tbk	16,935,500	131
Public Storage	2,913	540
Realty Income Corp.	5,899	324
Regency Centers Corp.	3,106	136
SBA Communications Corp.	2,097	608
Scentre Group	771,695	1,159
Simon Property Group, Inc.	5,710	381
SL Green Realty Corp.	1,528	81
Sumitomo Realty & Development Co. Ltd.	38,700	1,037
Sun Communities, Inc.	1,681	226
Times China Holdings Ltd.	169,000	283
UDR, Inc.	5,428	203
Ventas, Inc.	6,907	223
VEREIT, Inc.	19,564	107
VICI Properties, Inc.	8,546	149
Vonovia SE	21,432	1,060
Vornado Realty Trust	3,183	139
W.P. Carey, Inc.	3,166	208
Welltower, Inc.	7,512	385
Weyerhaeuser Co.	13,809	302
Yuzhou Properties Co. Ltd.	530,000	226
		22,566
Utilities (3.2%):
ACEA SpA	20,707	346
Atlantica Yield PLC	14,521	348
CESC Ltd.	42,450	368
Chubu Electric Power Co., Inc.	138,400	1,872
Cia de Saneamento Do Parana	53,400	252
Duke Energy Corp.	29,180	2,470
E.ON SE	60,150	602
Enel SpA	534,507	3,651
Enerjisa Enerji A/S (c)	220,009	243
Exelon Corp.	55,412	2,055
FirstEnergy Corp.	51,302	2,117
Neoenergia SA	40,500	136
NextEra Energy, Inc.	12,654	2,925
Orsted A/S (c)	5,158	521
Rubis SCA	5,197	233
Sempra Energy	17,114	2,120
Terna Energy SA	46,095	430
The Kansai Electric Power Co., Inc.	31,100	319

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Capital Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Southern Co.	43,243	$2,453
		23,461
Total Common Stocks (Cost $711,512)		693,173

Preferred Stocks (0.2%)
Consumer Discretionary (0.1%):
Volkswagen AG	6,040	840

Financials (0.0%): (d)
Banco do Estado do Rio Grande do Sul SA	82,100	189

Industrials (0.1%):
Randon SA Implementos e Participacoes	173,900	272

Total Preferred Stocks (Cost $1,760)		1,301

Exchange-Traded Funds (0.1%)
iShares Core MSCI EAFE ETF	3,862	205
iShares MSCI EAFE ETF	2,636	149
Total Exchange-Traded Funds (Cost $353)		354

Collateral for Securities Loaned^ (1.4%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (e)	10,127,989	10,128
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (e)	24,574	25
Total Collateral for Securities Loaned (Cost $10,153)		10,153
Total Investments (Cost $723,778) — 100.5%		704,981
Liabilities in excess of other assets — (0.5)%		(3,541)
NET ASSETS - 100.00%		$701,440

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $2,755 (thousands) and amounted to 0.4% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Rate disclosed is the daily yield on April 30, 2020.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PCL—Public Company Limited

PLC—Public Limited Company

REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Communication Services (11.7%):
Activision Blizzard, Inc.	624,842	$39,821
Alphabet, Inc. Class A (a)	19,054	25,660
Alphabet, Inc. Class C (a)	81,554	109,988
Facebook, Inc. Class A (a)	465,944	95,384
Netflix, Inc. (a)	41,086	17,250
Twitter, Inc. (a)	527,849	15,139
		303,242
Communications Equipment (0.8%):
Cisco Systems, Inc.	515,740	21,857

Consumer Discretionary (18.6%):
Alibaba Group Holding Ltd., ADR (a)	351,698	71,279
Amazon.com, Inc. (a)	78,045	193,083
Booking Holdings, Inc. (a)	8,275	12,252
Burlington Stores, Inc. (a)	107,782	19,691
Chipotle Mexican Grill, Inc. (a)	9,153	8,041
Hilton Worldwide Holdings, Inc.	81,608	6,179
Lululemon Athletica, Inc. (a)	103,865	23,211
Nike, Inc. Class B	264,058	23,021
Starbucks Corp.	333,829	25,614
Target Corp.	142,515	15,640
Tesla, Inc. (a)(b)	19,996	15,634
The Home Depot, Inc.	72,444	15,925
The TJX Cos., Inc.	343,370	16,842
Ulta Beauty, Inc. (a)	49,297	10,743
Yum China Holdings, Inc.	215,718	10,454
Yum! Brands, Inc.	163,399	14,123
		481,732
Consumer Staples (3.2%):
Church & Dwight Co., Inc.	235,015	16,449
Colgate-Palmolive Co.	243,219	17,091
Constellation Brands, Inc. Class A	98,796	16,271
Monster Beverage Corp. (a)	541,407	33,464
		83,275
Electronic Equipment, Instruments & Components (0.9%):
Amphenol Corp. Class A	127,667	11,268
Keysight Technologies, Inc. (a)	127,275	12,316
		23,584
Energy (0.3%):
Schlumberger Ltd.	416,580	7,007

Financials (2.1%):
FactSet Research Systems, Inc.	62,073	17,070
MSCI, Inc.	58,891	19,257
SEI Investments Co.	347,479	17,708
		54,035
Health Care (17.2%):
Amgen, Inc.	54,153	12,954
bluebird bio, Inc. (a)	135,322	7,291
Bristol-Myers Squibb Co.	399,823	24,314
Cerner Corp.	282,639	19,612
Edwards Lifesciences Corp. (a)	73,748	16,041
Eli Lilly & Co.	127,751	19,755

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Illumina, Inc. (a)	47,819	$15,256
Intuitive Surgical, Inc. (a)	21,352	10,908
IQVIA Holdings, Inc. (a)	124,965	17,818
Masimo Corp. (a)	60,041	12,843
Merck & Co., Inc.	293,588	23,293
Novartis AG, ADR	236,867	20,070
NOVO Nordisk A/S, ADR	172,379	10,917
Regeneron Pharmaceuticals, Inc. (a)	78,559	41,314
Roche Holdings Ltd., ADR	815,156	35,435
Sage Therapeutics, Inc. (a)	104,039	4,055
The Cooper Cos., Inc.	40,220	11,531
UnitedHealth Group, Inc.	150,238	43,940
Varian Medical Systems, Inc. (a)	67,274	7,695
Veeva Systems, Inc. Class A (a)	97,074	18,522
Vertex Pharmaceuticals, Inc. (a)	138,110	34,693
West Pharmaceutical Services, Inc.	67,997	12,869
Zoetis, Inc.	173,880	22,484
		443,610
Industrials (8.2%):
CoStar Group, Inc. (a)	27,958	18,124
Deere & Co.	188,923	27,405
Expeditors International of Washington, Inc.	335,031	23,990
FTI Consulting, Inc. (a)	107,798	13,729
IDEX Corp.	56,123	8,622
IHS Markit Ltd.	172,441	11,605
L3Harris Technologies, Inc.	121,191	23,475
Old Dominion Freight Line, Inc.	90,523	13,152
Roper Technologies, Inc.	47,176	16,088
The Boeing Co.	199,244	28,097
Trane Technologies PLC	205,253	17,943
Uber Technologies, Inc. (a)	388,301	11,754
		213,984
IT Services (10.2%):
Automatic Data Processing, Inc.	55,773	8,181
EPAM Systems, Inc. (a)	88,590	19,569
Euronet Worldwide, Inc. (a)	98,857	9,071
Fiserv, Inc. (a)	223,605	23,045
PayPal Holdings, Inc. (a)	317,968	39,110
Shopify, Inc. Class A (a)	16,462	10,409
Twilio, Inc. Class A (a)(b)	176,826	19,858
Visa, Inc. Class A	749,022	133,865
		263,108
Semiconductors & Semiconductor Equipment (5.2%):
Lam Research Corp.	51,661	13,188
Marvell Technology Group Ltd.	474,498	12,688
NVIDIA Corp.	264,867	77,415
QUALCOMM, Inc.	224,706	17,678
STMicroelectronics NV, NYS (b)	546,378	13,971
		134,940
Software (17.7%):
Adobe, Inc. (a)	48,528	17,161
Autodesk, Inc. (a)	238,913	44,708
Fair Isaac Corp. (a)	51,648	18,229
Microsoft Corp.	816,646	146,352
Oracle Corp.	822,377	43,561
Proofpoint, Inc. (a)	100,537	12,238

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
RingCentral, Inc. Class A (a)	114,803	$26,236
Salesforce.com, Inc. (a)	395,118	63,989
ServiceNow, Inc. (a)	94,978	33,389
Synopsys, Inc. (a)	68,140	10,706
The Trade Desk, Inc. Class A (a)	43,855	12,831
Workday, Inc. Class A (a)	166,677	25,652
		455,052

Technology Hardware, Storage & Peripherals (2.5%):
Apple, Inc.	217,613	63,935
Total Common Stocks (Cost $1,694,322)		2,549,361

Collateral for Securities Loaned^ (1.0%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (c)	26,771,174	26,771
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (c)	248,587	249
Total Collateral for Securities Loaned (Cost $27,020)		27,020
Total Investments (Cost $1,721,342) — 99.6%		2,576,381
Other assets in excess of liabilities — 0.4%		9,876
NET ASSETS - 100.00%		$2,586,257

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2020.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Growth & Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (8.7%):
Activision Blizzard, Inc.	235,528	$15,010
Alphabet, Inc. Class C (a)	32,431	43,738
AT&T, Inc.	77,458	2,360
Comcast Corp. Class A	138,111	5,197
Facebook, Inc. Class A (a)	68,086	13,938
Netflix, Inc. (a)	32,397	13,602
Omnicom Group, Inc.	83,038	4,736
The Walt Disney Co.	13,932	1,507
Twitter, Inc. (a)	418,124	11,992
Verizon Communications, Inc.	482,150	27,700
		139,780
Consumer Discretionary (14.9%):
Amazon.com, Inc. (a)	23,657	58,527
Best Buy Co., Inc.	101,763	7,808
Booking Holdings, Inc. (a)	6,551	9,699
Chipotle Mexican Grill, Inc. (a)	7,213	6,337
Expedia Group, Inc.	28,200	2,002
Foot Locker, Inc.	59,634	1,528
Ford Motor Co.	611,808	3,114
Garmin Ltd.	13,888	1,127
General Motors Co. Class C	122,800	2,737
Genuine Parts Co.	49,877	3,954
H&R Block, Inc.	76,989	1,282
Hilton Worldwide Holdings, Inc.	64,012	4,846
Kohl's Corp.	53,386	986
L Brands, Inc.	55,194	656
Las Vegas Sands Corp.	74,979	3,600
Lowe's Cos., Inc.	45,582	4,775
McDonald's Corp.	40,790	7,651
Nike, Inc. Class B	256,738	22,382
Starbucks Corp.	186,164	14,285
Target Corp.	207,324	22,751
Tesla, Inc. (a)(b)	15,751	12,316
The Gap, Inc.	131,383	1,067
The Home Depot, Inc.	129,742	28,522
The TJX Cos., Inc.	331,069	16,239
		238,191
Consumer Staples (8.5%):
Campbell Soup Co.	54,924	2,745
Church & Dwight Co., Inc.	185,701	12,997
Colgate-Palmolive Co.	96,900	6,809
Constellation Brands, Inc. Class A	77,778	12,810
General Mills, Inc.	105,288	6,306
Ingredion, Inc.	15,560	1,263
Kimberly-Clark Corp.	68,200	9,444
PepsiCo, Inc.	37,624	4,977
Philip Morris International, Inc.	119,441	8,910
Sysco Corp.	42,300	2,380
The Clorox Co.	18,498	3,449
The Hershey Co.	10,215	1,353
The J.M. Smucker Co.	24,387	2,802
The Procter & Gamble Co.	216,313	25,497
Walgreens Boots Alliance, Inc.	196,961	8,526
Walmart, Inc.	219,299	26,656
		136,924

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (1.9%):
Chevron Corp.	52,078	$4,791
EOG Resources, Inc.	10,990	522
Exxon Mobil Corp.	222,256	10,329
Occidental Petroleum Corp.	29,965	497
ONEOK, Inc.	47,568	1,424
Phillips 66	51,669	3,781
Schlumberger Ltd.	79,346	1,335
Valero Energy Corp.	109,335	6,926
		29,605
Financials (8.2%):
Aflac, Inc.	118,450	4,411
American Express Co.	37,341	3,408
American Financial Group, Inc.	37,583	2,489
Ameriprise Financial, Inc.	17,953	2,064
Bank of America Corp.	333,331	8,017
Capital One Financial Corp.	34,422	2,229
Cboe Global Markets, Inc.	11,532	1,146
Chimera Investment Corp.	126,847	986
Citigroup, Inc.	118,811	5,769
CME Group, Inc.	2,619	467
Comerica, Inc.	45,900	1,600
Discover Financial Services	66,844	2,872
Everest Re Group Ltd.	12,894	2,232
FactSet Research Systems, Inc.	5,599	1,540
Fidelity National Financial, Inc.	31,034	839
Fifth Third Bancorp	129,500	2,420
Franklin Resources, Inc.	223,784	4,216
Huntington Bancshares, Inc.	390,725	3,610
Intercontinental Exchange, Inc.	22,162	1,982
Invesco Ltd.	159,518	1,375
JPMorgan Chase & Co.	61,574	5,896
M&T Bank Corp.	24,800	2,780
Marsh & McLennan Cos., Inc.	9,816	955
MetLife, Inc.	92,200	3,327
Nasdaq, Inc.	17,732	1,945
People's United Financial, Inc.	266,800	3,386
Principal Financial Group, Inc.	14,549	530
Prudential Financial, Inc.	25,696	1,603
RenaissanceRe Holdings Ltd.	25,300	3,694
S&P Global, Inc.	19,868	5,819
T. Rowe Price Group, Inc.	16,228	1,876
The Allstate Corp.	65,120	6,624
The Bank of New York Mellon Corp.	82,500	3,097
The Hanover Insurance Group, Inc.	20,181	2,026
The Hartford Financial Services Group, Inc.	86,300	3,279
The PNC Financial Services Group, Inc.	59,702	6,368
The Progressive Corp.	39,700	3,069
The Travelers Cos., Inc.	29,190	2,954
Truist Financial Corp.	35,304	1,318
U.S. Bancorp	106,527	3,888
Unum Group	42,512	742
Wells Fargo & Co.	351,852	10,221
Zions Bancorp NA	79,200	2,504
		131,573
Health Care (14.2%):
Abbott Laboratories	27,058	2,492

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
AbbVie, Inc.	117,041	$9,621
Amgen, Inc.	44,836	10,726
Anthem, Inc.	2,668	749
Becton Dickinson & Co.	5,552	1,402
bluebird bio, Inc. (a)	107,417	5,788
Bristol-Myers Squibb Co.	375,945	22,861
Cardinal Health, Inc.	115,029	5,692
Danaher Corp.	8,487	1,387
Eli Lilly & Co.	100,901	15,603
IQVIA Holdings, Inc. (a)	100,410	14,317
Johnson & Johnson	165,663	24,857
Masimo Corp. (a)	47,560	10,174
McKesson Corp.	6,773	957
Medtronic PLC	101,488	9,908
Merck & Co., Inc.	387,650	30,756
Pfizer, Inc.	69,782	2,677
Sage Therapeutics, Inc. (a)	83,363	3,249
Stryker Corp.	13,300	2,480
The Cooper Cos., Inc.	32,297	9,260
UnitedHealth Group, Inc.	65,258	19,085
Vertex Pharmaceuticals, Inc. (a)	61,037	15,332
West Pharmaceutical Services, Inc.	53,833	10,187
		229,560
Industrials (10.6%):
3M Co.	14,759	2,242
Alaska Air Group, Inc.	42,700	1,389
Allegion PLC	22,514	2,264
Allison Transmission Holdings, Inc.	78,200	2,842
C.H. Robinson Worldwide, Inc.	76,218	5,404
Cummins, Inc.	28,158	4,604
Delta Air Lines, Inc.	149,800	3,880
Eaton Corp. PLC	62,641	5,230
FTI Consulting, Inc. (a)	85,752	10,921
Honeywell International, Inc.	49,015	6,955
IDEX Corp.	44,344	6,812
IHS Markit Ltd.	136,091	9,159
Illinois Tool Works, Inc.	33,200	5,395
Johnson Controls International PLC	44,495	1,295
L3Harris Technologies, Inc.	95,644	18,526
Lennox International, Inc.	12,328	2,301
Lockheed Martin Corp.	28,600	11,127
Nielsen Holdings PLC	78,660	1,159
Old Dominion Freight Line, Inc.	71,359	10,368
PACCAR, Inc.	50,944	3,527
Republic Services, Inc.	63,890	5,005
Robert Half International, Inc.	40,800	1,929
Rockwell Automation, Inc.	13,897	2,633
Roper Technologies, Inc.	37,729	12,867
Snap-on, Inc.	4,488	585
Southwest Airlines Co.	48,113	1,504
The Boeing Co.	16,458	2,321
The Toro Co.	34,091	2,175
Trane Technologies PLC	161,986	14,161
United Parcel Service, Inc. Class B	35,000	3,313
Waste Management, Inc.	75,900	7,592
		169,485
Information Technology (24.3%):
Amphenol Corp. Class A	102,649	9,060

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Apple, Inc.	203,193	$59,698
Cisco Systems, Inc.	237,541	10,067
Euronet Worldwide, Inc. (a)	77,826	7,141
Fair Isaac Corp. (a)	40,883	14,429
Fiserv, Inc. (a)	176,135	18,152
Intel Corp.	159,588	9,572
International Business Machines Corp.	71,468	8,974
Juniper Networks, Inc.	11,981	259
Lam Research Corp.	41,335	10,552
Marvell Technology Group Ltd.	376,334	10,063
Microsoft Corp.	456,794	81,863
NVIDIA Corp.	37,240	10,885
Oracle Corp.	143,624	7,608
PayPal Holdings, Inc. (a)	96,275	11,842
QUALCOMM, Inc.	99,580	7,834
RingCentral, Inc. Class A (a)(b)	90,751	20,740
Salesforce.com, Inc. (a)	40,968	6,635
STMicroelectronics NV, NYS	431,202	11,026
Synopsys, Inc. (a)	53,839	8,459
Texas Instruments, Inc.	93,525	10,855
The Western Union Co.	15,115	288
Twilio, Inc. Class A (a)(b)	140,674	15,798
Visa, Inc. Class A	182,466	32,610
Workday, Inc. Class A (a)	67,488	10,386
		394,796
Materials (1.0%):
Air Products & Chemicals, Inc.	33,918	7,651
Eastman Chemical Co.	13,450	814
LyondellBasell Industries NV Class A	81,913	4,747
Martin Marietta Materials, Inc.	2,997	570
Nucor Corp.	27,126	1,117
Packaging Corp. of America	12,718	1,229
Steel Dynamics, Inc.	38,367	931
Westrock Co.	32,052	1,032
		18,091
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc.	10,357	1,627
AvalonBay Communities, Inc.	14,469	2,358
Boston Properties, Inc.	3,783	368
Cyrusone, Inc.	20,147	1,413
Digital Realty Trust, Inc.	16,974	2,537
Equity Residential	22,611	1,471
Essex Property Trust, Inc.	7,160	1,748
Healthpeak Properties, Inc.	39,560	1,034
Host Hotels & Resorts, Inc.	117,529	1,447
Jones Lang LaSalle, Inc.	30,046	3,172
Prologis, Inc.	34,007	3,034
Public Storage	20,000	3,708
Realty Income Corp.	37,511	2,060
Regency Centers Corp.	11,381	500
Simon Property Group, Inc.	53,717	3,587
Ventas, Inc.	89,954	2,910
VEREIT, Inc.	96,645	530
VICI Properties, Inc.	43,659	761
Vornado Realty Trust	15,417	676
W.P. Carey, Inc.	9,882	650
Welltower, Inc.	38,854	1,990

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Growth & Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Weyerhaeuser Co.	59,185	$1,294
		38,875
Utilities (4.4%):
AES Corp.	125,303	1,660
Alliant Energy Corp.	29,228	1,419
Ameren Corp.	44,177	3,214
American Electric Power Co., Inc.	27,373	2,275
CenterPoint Energy, Inc.	96,796	1,648
CMS Energy Corp.	94,247	5,381
Consolidated Edison, Inc.	24,785	1,953
Dominion Energy, Inc.	73,300	5,654
DTE Energy Co.	22,497	2,334
Duke Energy Corp.	95,665	8,100
Entergy Corp.	19,796	1,891
Evergy, Inc.	90,140	5,267
Eversource Energy	42,212	3,407
Exelon Corp.	66,291	2,458
NextEra Energy, Inc.	12,082	2,792
Pinnacle West Capital Corp.	25,450	1,959
PPL Corp.	133,923	3,404
Sempra Energy	17,894	2,216
The Southern Co.	51,900	2,944
WEC Energy Group, Inc.	73,826	6,685
Xcel Energy, Inc.	78,562	4,993
		71,654
Total Common Stocks (Cost $1,540,465)		1,598,534

Collateral for Securities Loaned^ (1.3%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (c)	18,910,566	18,911
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (c)	1,329,129	1,329
Total Collateral for Securities Loaned (Cost $20,240)		20,240
Total Investments (Cost $1,560,705) — 100.4%		1,618,774
Liabilities in excess of other assets — (0.4)%		(6,450)
NET ASSETS - 100.00%		$1,612,324

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on April 30, 2020.

NYS—New York Registered Shares
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Asset Backed Securities (0.2%)
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	$2,842	$2,878

Total Asset Backed Securities (Cost $2,842)		2,878

Collateralized Mortgage Obligations (0.2%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (b)	163	163
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AJ, 5.54%, 1/12/45, Callable 2/8/22 @ 100 (b)	5,000	3,677
CHL Mortgage Pass-Through Trust, Series 2004-25, Class 1A6, 1.45% (LIBOR01M+96bps), 2/25/35, Callable 5/25/20 @ 100 (c)	2,152	383
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.94% (LIBOR01M+19bps), 2/15/40 (c)	50	47
Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C1, Class AX, 2.18%, 5/17/40, Callable 6/11/20 @ 100 (b)	53	1
Total Collateralized Mortgage Obligations (Cost $6,303)		4,271

Common Stocks (2.5%)
Communication Services (0.4%):
AT&T, Inc.	50,503	1,539
CenturyLink, Inc.	63,000	669
Clear Channel Outdoor Holdings, Inc. (d)	163,905	158
Comcast Corp. Class A	77,900	2,932
Iheartmedia, Inc. Class A (d)(e)	69,703	489
Verizon Communications, Inc.	28,650	1,646
		7,433
Consumer Discretionary (0.0%): (f)
Las Vegas Sands Corp. (g)	13,500	648

Consumer Staples (0.1%):
Kimberly-Clark Corp.	11,242	1,557

Energy (0.4%):
BP PLC, ADR	53,764	1,280
GenOn Energy, Inc. (d)(h)	16,168	3,234
Nine Point Energy (d)(h)(i)	21,663	22
Nine Point Energy Holdings, Inc. (d)(h)(i)	464	46
Paragon Litigation (d)(h)	2,542	—	(j)
Paragon Litigation (d)(h)	3,813	38
Royal Dutch Shell PLC, ADR (e)	32,263	1,069
Thunderbird Resources (d)(h)(i)	22,883	2
		5,691
Financials (0.6%):
CME Group, Inc.	24,700	4,401
JPMorgan Chase & Co.	18,507	1,772
KeyCorp	111,918	1,304
MetLife, Inc.	21,952	792
MFA Financial, Inc.	129,100	226
Prospect Capital Corp. (e)	202,933	881

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	109,207	$1,174
		10,550
Health Care (0.5%):
AbbVie, Inc. (e)	22,300	1,833
CVS Health Corp.	18,400	1,133
Johnson & Johnson (g)	16,562	2,484
Merck & Co., Inc.	30,900	2,452
		7,902
Industrials (0.0%): (f)
United Airlines Holdings, Inc. (d)	23,000	680

Information Technology (0.2%):
Microsoft Corp. (g)	18,200	3,262

Materials (0.1%):
LyondellBasell Industries NV Class A	19,215	1,113
Newmont Corp.	33,650	2,002
		3,115
Real Estate (0.2%):
Crown Castle International Corp.	17,000	2,710
Total Common Stocks (Cost $37,540)		43,548

Preferred Stocks (3.6%)
Communication Services (0.3%):
Qwest Corp., 6.50%, 9/1/56	200,000	4,640

Consumer Staples (1.9%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (k)	200,000	5,386
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps)(k)	400,000	10,520
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(k)	200,000	17,000
		32,906
Energy (1.0%):
NuStar Logistics LP, 7.95% (LIBOR03M+673bps), 1/15/43 (g)	937,213	17,882

Financials (0.2%):
American Overseas Group Ltd., non-cumulative, Series A (LIBOR03M+356bps), 12/15/66 (c)(h)(i)	3,000	750
US Bancorp, non-cumulative, Series A, 4.61% (LIBOR03M+102bps)(h)(k)	3,399	2,608
		3,358
Real Estate (0.2%):
Equity Residential, cumulative redeemable, Series K, 8.29% (k)	53,362	3,202
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (k)	6,500	494
		3,696
Total Preferred Stocks (Cost $71,760)		62,482

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount		Value
Senior Secured Loans (2.9%)
Abe Investment Holdings, Inc., 1st Lien Term Loan B, 5.50% (LIBOR01M+450bps), 2/19/26 (c)	$2,934		$2,458
Academy Ltd., 1st Lien Term Loan B, 5.00%-5.02% (LIBOR01M+400bps), 7/2/22 (c)	4,690		3,025
Advantage Sales & Marketing, Inc., 2nd Lien Term Loan, 7.95% (LIBOR03M+650bps), 7/25/22 (c)	3,000		2,105
Avaya, Inc., 1st Lien Term Loan B, 5.06% (LIBOR01M+425bps), 12/15/24 (c)	2,691		2,354
Bass Pro Group LLC, Term Loan B, 6.07% (LIBOR06M+500bps), 12/16/23 (c)	4,939		4,148
California Resources Corp., 6.36% (LIBOR03M+475bps), 12/31/22 (c)	2,000		439
Cengage Learning, Inc., 1st Lien Term Loan B, 5.25% (LIBOR01M+425bps), 6/7/23 (c)	2,880		2,189
Chesapeake Energy Corp., 9.00% (LIBOR02M+800bps), 6/9/24 (c)	3,000		1,060
CITGO Petroleum Corp., 6.00% (LIBOR01M+500bps), 3/22/24 (c)	2,376		2,091
Envision Healthcare Corp., 1st Lien Term Loan B, 4.74% (LIBOR01M+375bps), 10/11/25 (c)	2,938		2,007
H-Food Holdings LLC, 1st Lien Term Loan, 4.68% (LIBOR01M+369bps), 5/31/25 (c)	1,995		1,829
Lucid Energy Group II Borrower LLC, 1st Lien Term Loan, 4.00% (LIBOR01M+300bps), 2/18/25 (c)	1,937		1,094
Mallinckrodt International Finance SA, 1st Lien Term Loan B, 4.20% (LIBOR03M+275bps), 9/24/24 (c)	4,974		3,470
McDermott Technology Americas, Inc., 10.04%-10.65% (LIBOR03M+900bps), 10/21/20 (c)	314		296
McDermott Technology Americas, Inc., 10.65% (LIBOR03M+900bps), 10/21/20 (c)	761		717
McDermott Technology Americas, Inc., 1st Lien Term Loan B, 9.25% (Prime+600bps), 5/10/25 (c)	1,987		659
Mitchell International, Inc., 8.24% (LIBOR01M+725bps), 12/1/25 (c)	5,000		4,224
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, 7.50% (LIBOR01M+600bps), 10/25/23 (c)	—	(j)	—	(j)
NPC International, Inc., 2nd Lien Term Loan, 4/18/25 (c)(l)(m)	3,000		30
PetSmart, Inc., 1st Lien Term Loan B2, 5.00% (LIBOR06M+400bps), 3/10/22 (c)	1,511		1,464
Pregis TopCo Corp., 1st Lien Term Loan B, 4.99% (LIBOR01M+400bps), 7/25/26 (c)	1,496		1,340
Quicksilver Resources, Inc., 6/21/19 (c)(i)(m)	3,993		6
Team Health Holdings, Inc., 1st Lien Term Loan B, 3.75% (LIBOR01M+275bps), 2/6/24 (c)	5,954		4,362
Veritas US, Inc., 1st Lien Term Loan B, 5.95% (LIBOR03M+450bps), 1/27/23 (c)	1,597		1,385
Versant Health Holdco, Inc., 2nd Lien Term Loan, 8.21% (LIBOR03M+675bps), 12/1/25 (c)	4,500		4,050
WaterBridge Midstream Operating LLC, 1st Lien Term Loan B, 6.75% (LIBOR06M+575bps), 6/21/26 (c)	1,985		1,280
Wok Holdings, Inc., 1st Lien Term Loan B, 8.17% (LIBOR06M+625bps), 3/1/26 (c)	2,970		1,782
Total Senior Secured Loans (Cost $71,959)			49,864

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (66.9%)
Communication Services (13.2%):
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 3/1/30, Callable 9/1/24 @ 102.38 (a)	$30,000	$30,596
4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (a)	5,000	5,067
CenturyLink, Inc.
7.50%, 4/1/24, Callable 1/1/24 @ 100 (e)	5,000	5,424
7.65%, 3/15/42	6,621	6,698
Cincinnati Bell, Inc.
7.00%, 7/15/24, Callable 6/5/20 @ 105.25 (a)	6,000	6,061
8.00%, 10/15/25, Callable 10/15/20 @ 106 (a)	4,000	4,045
Clear Channel Worldwide Holdings, Inc., 5.13%, 8/15/27, Callable 8/15/22 @ 102.56 (a)	1,667	1,568
CSC Holdings LLC
5.38%, 2/1/28, Callable 2/1/23 @ 102.69 (a)	1,000	1,037
7.50%, 4/1/28, Callable 4/1/23 @ 103.75 (a)	3,000	3,302
6.50%, 2/1/29, Callable 2/1/24 @ 103.25 (a)	4,500	4,919
5.75%, 1/15/30, Callable 1/15/25 @ 102.88 (a)	11,000	11,438
Dish DBS Corp.
5.00%, 3/15/23	5,000	4,767
5.88%, 11/15/24	6,000	5,778
7.75%, 7/1/26 (e)	7,000	6,895
Embarq Corp., 8.00%, 6/1/36	5,000	5,225
Frontier Communications Corp.
11.00%, 9/15/25, Callable 6/15/25 @ 100 (l)(n)	10,000	3,118
8.50%, 4/1/26, Callable 4/1/21 @ 106.38 (a)(e)(l)(n)	4,000	3,696
9.00%, 8/15/31 (h)(l)(n)	9,000	2,372
Getty Images, Inc., 9.75%, 3/1/27, Callable 3/1/22 @ 104.88 (a)	1,500	1,111
Iheartcommunications, Inc.
6.38%, 5/1/26, Callable 5/1/22 @ 103.19	394	374
8.38%, 5/1/27, Callable 5/1/22 @ 104.19	3,714	3,082
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44 (e)	5,000	4,280
National CineMedia LLC, 5.75%, 8/15/26, Callable 8/15/21 @ 102.88 (e)	2,500	1,210
Netflix, Inc.
3.63%, 6/15/25, Callable 3/15/25 @ 100 (a)	3,000	3,042
4.88%, 4/15/28	5,000	5,325
3.88%, 6/15/30, Callable 3/15/30 @ 100 (a)	5,500	5,869
Nexstar Escrow, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22 (a)	4,000	3,823
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 2/15/23, Callable 6/5/20 @ 103.44 (a)	3,000	2,970
Salem Media Group, Inc., 6.75%, 6/1/24, Callable 6/5/20 @ 103.38 (a)(e)	5,000	3,929
Scripps Escrow, Inc., 5.88%, 7/15/27, Callable 7/15/22 @ 104.41 (a)	1,000	852
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75 (a)	8,000	6,639
Sprint Corp.
7.63%, 2/15/25, Callable 11/15/24 @ 100 (g)	20,000	23,000
7.63%, 3/1/26, Callable 11/1/25 @ 100	10,000	11,829
T-Mobile USA, Inc.
6.50%, 1/15/24, Callable 5/18/20 @ 102.17	5,000	5,120
6.00%, 4/15/24, Callable 5/18/20 @ 102.25	5,000	5,103
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	10,000	10,503
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/1/22, Callable 6/5/20 @ 102.22 (a)(e)	2,500	2,332

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Univision Communications, Inc., 9.50%, 5/1/25, Callable 5/1/22 @ 104.75 (a)	$3,000	$3,055
Zayo Group Holdings, Inc.
4.00%, 3/1/27, Callable 3/1/21 @ 102 (a)	1,500	1,457
6.13%, 3/1/28, Callable 3/1/23 @ 103.06 (a)	5,000	4,711
Zayo Group LLC/Zayo Capital, Inc.
6.38%, 5/15/25, Callable 6/5/20 @ 103.19 (e)	5,000	4,643
5.75%, 1/15/27, Callable 1/15/22 @ 102.88 (a)(e)	500	465
		226,730
Consumer Discretionary (7.7%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38 (a)	54	45
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.75%, 8/1/25, Callable 8/1/20 @ 105.06 (a)	4,000	3,336
9.88%, 4/1/27, Callable 4/1/22 @ 107.41 (a)	2,000	1,924
Beazer Homes USA, Inc., 7.25%, 10/15/29, Callable 10/15/24 @ 103.63	10,000	7,759
Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38 (a)	2,175	1,862
CRC Escrow Issuer LLC/CRC Finco, Inc., 5.25%, 10/15/25, Callable 10/15/20 @ 102.63 (a)	3,000	2,359
Eldorado Resorts, Inc.
7.00%, 8/1/23, Callable 6/5/20 @ 103.5	2,000	1,930
6.00%, 4/1/25, Callable 6/5/20 @ 104.5	2,500	2,454
Ford Motor Co.
8.50%, 4/21/23	3,000	2,997
9.00%, 4/22/25, Callable 3/22/25 @ 100	3,000	2,921
6.63%, 10/1/28	13,000	10,848
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (a)	2,000	1,154
Hilton Domestic Operating Co., Inc., 5.38%, 5/1/25, Callable 5/1/22 @ 102.69 (a)	100	100
Hyatt Hotels Corp., 5.75%, 4/23/30, Callable 1/23/30 @ 100	3,000	3,102
L Brands, Inc., 6.95%, 3/1/33 (e)	5,000	2,849
LGI Homes, Inc., 6.88%, 7/15/26, Callable 7/15/21 @ 103.44 (a)	2,500	2,325
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71 (a)	4,500	3,956
Marriott International, Inc., 5.75%, 5/1/25, Callable 4/1/25 @ 100	1,227	1,283
Marriott Ownership Resorts, Inc., 4.75%, 1/15/28, Callable 9/15/22 @ 102.38 (a)	2,000	1,764
Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06 (a)	5,185	5,265
MGM Resorts International, 6.75%, 5/1/25, Callable 5/1/22 @ 103.38 (o)	5,000	4,880
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22, Callable 5/21/20 @ 100 (a)	4,733	3,287
NCL Corp. Ltd., 3.63%, 12/15/24, Callable 12/15/21 @ 101.81 (a)	2,000	1,284
Newell Brands, Inc., 5.62%, 4/1/36, Callable 10/1/35 @ 100 (p)	3,500	3,667
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25 (a)	7,500	6,353
PetSmart, Inc.
7.13%, 3/15/23, Callable 6/5/20 @ 101.78 (a)	5,000	4,787
5.88%, 6/1/25, Callable 6/5/20 @ 102.94 (a)	1,670	1,682
8.88%, 6/1/25, Callable 6/1/20 @ 104.44 (a)	3,000	2,935
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 3/15/22 @ 104.13 (a)	8,000	6,067
Service Corp. International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56 (g)	3,500	3,664
Taylor Morrison Communities, Inc., 5.75%, 1/15/28, Callable 10/15/27 @ 100 (a)	5,000	4,532
Tesla, Inc., 5.30%, 8/15/25, Callable 8/15/20 @ 103.98 (a)	7,000	6,859
The Men's Wearhouse, Inc., 7.00%, 7/1/22, Callable 6/5/20 @ 101.75	2,662	1,132
Trident TPI Holdings, Inc., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31 (a)	3,000	2,399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	$3,000	$2,459
Vail Resorts, Inc., 6.25%, 5/15/25, Callable 5/15/22 @ 103.13 (a)(o)	500	515
Weekley Homes LLC/Weekley Finance Corp., 6.63%, 8/15/25, Callable 8/15/20 @ 104.97	5,000	4,536
Williams Scotsman International, Inc., 6.88%, 8/15/23, Callable 8/15/20 @ 103.44 (a)	3,000	3,024
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	3,000	2,818
Yum! Brands, Inc., 4.75%, 1/15/30, Callable 10/15/29 @ 100 (a)	4,000	4,078
		131,191
Consumer Staples (4.1%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/15/25, Callable 6/5/20 @ 104.31	12,000	12,345
Coty, Inc., 6.50%, 4/15/26, Callable 4/15/21 @ 104.88 (a)	5,000	4,219
Energizer Holdings, Inc.
6.38%, 7/15/26, Callable 7/15/21 @ 103.19 (a)	500	520
7.75%, 1/15/27, Callable 1/15/22 @ 103.88 (a)	3,000	3,188
H-Food Holdings LLC/Hearthside Finance Co., Inc., 8.50%, 6/1/26, Callable 6/1/21 @ 104.25 (a)	4,000	3,418
JBS Investments II GMBH, 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,500	1,465
JBS USA LUX SA/JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 6/5/20 @ 102.94 (a)	3,000	3,066
Kraft Heinz Foods Co.
4.63%, 1/30/29, Callable 10/30/28 @ 100	15,000	15,843
4.38%, 6/1/46, Callable 12/1/45 @ 100	10,000	9,553
NBM US Holdings, Inc., 6.63%, 8/6/29, Callable 8/6/24 @ 103.31 (a)	3,000	2,792
Pilgrim's Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94 (a)	3,000	3,055
Post Holdings, Inc.
5.75%, 3/1/27, Callable 3/1/22 @ 102.88 (a)	3,000	3,080
5.50%, 12/15/29, Callable 12/15/24 @ 102.75 (a)	2,500	2,520
4.63%, 4/15/30, Callable 4/15/25 @ 102.31 (a)	3,000	2,944
U.S. Foods, Inc., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13 (a)(e)	3,000	3,071
		71,079
Energy (6.8%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 6/5/20 @ 105.63 (a)(e)	3,000	1,962
Apache Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	10,000	7,994
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22, Callable 6/5/20 @ 101.53 (a)	3,000	2,484
Buckeye Partners LP, 5.60%, 10/15/44, Callable 4/15/44 @ 100	10,754	7,567
Carrizo Oil & Gas, Inc., 8.25%, 7/15/25, Callable 7/15/20 @ 106.19	3,000	530
Chesapeake Energy Corp., 11.50%, 1/1/25, Callable 1/1/22 @ 105.75 (a)	1,000	30
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63 (a)	1,000	899
Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 6/5/20 @ 101.56 (a)	1,875	1,785
CONSOL Energy, Inc., 11.00%, 11/15/25, Callable 11/15/21 @ 105.5 (a)	5,000	2,173
CSI Compressco LP/CSI Compressco Finance, Inc., 7.25%, 8/15/22, Callable 6/5/20 @ 101.81	5,000	1,625
Energy Transfer Operating LP
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (c)(k)	3,000	2,316
4.78% (LIBOR03M+302bps), 11/1/66, Callable 6/5/20 @ 100 (c)	3,000	1,635
Enlink Midstream Partners LP, 6.00% (LIBOR03M+411bps), Callable 12/15/22 @ 100 (c)(h)(k)	7,000	1,750
Enterprise Products Operating LLC, 4.36% (LIBOR03M+278bps), 6/1/67, Callable 6/5/20 @ 100 (c)	3,000	2,324

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enterprise TE Partners LP, 4.68% (LIBOR03M+278bps), 6/1/67, Callable 6/5/20 @ 100 (c)	$3,000	$2,546
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	1,821	1,711
GenOn Energy, Inc., 9.88%, 10/15/20 (h)(i)(l)	7,000	–
Hess Midstream Partners LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56 (a)	3,000	2,641
Highpoint Operating Corp., 7.00%, 10/15/22, Callable 6/5/20 @ 101.17	6,000	1,776
Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	3,000	1,556
Laredo Petroleum, Inc., 10.13%, 1/15/28, Callable 1/15/23 @ 107.59	1,500	612
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	3,125	3,147
Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, 2/15/21, Callable 6/5/20 @ 100	3,000	1,202
MPLX LP, 6.87% (LIBOR03M+465bps), 12/31/99, Callable 2/15/23 @ 100 (c)(k)	5,000	3,574
Murphy Oil Corp.
6.88%, 8/15/24, Callable 6/5/20 @ 105.16	4,000	2,856
5.75%, 8/15/25, Callable 8/15/20 @ 104.31	3,000	2,060
Noble Energy, Inc., 7.25%, 10/15/23	2,000	1,903
Occidental Petroleum Corp.
2.90%, 8/15/24, Callable 7/15/24 @ 100	6,000	4,500
5.38%, 10/10/36	3,500	1,479
Ovintiv, Inc., 6.63%, 8/15/37	2,000	1,222
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25, Callable 6/15/20 @ 105.44	5,000	3,792
PDC Energy, Inc., 5.75%, 5/15/26, Callable 5/15/21 @ 104.31	1,500	1,159
Petroleos Mexicanos, 6.63%, 6/15/35	15,000	10,575
Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100 (e)	3,000	2,324
Rex Energy Corp., 8.00%, 10/1/20 (h)(l)	2,408	18
Southern Union Co., 4.78% (LIBOR03M+302bps), 11/1/66, Callable 6/5/20 @ 100 (c)	2,000	879
Southwestern Energy Co.
6.20%, 1/23/25, Callable 10/23/24 @ 100 (p)	5,000	4,433
7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (e)	2,000	1,740
SRC Energy, Inc., 6.25%, 12/1/25, Callable 12/1/20 @ 104.69	7,000	4,293
Tallgrass Energy Partners LP/Tallgras Energy Finance Corp., 6.00%, 3/1/27, Callable 3/1/23 @ 103 (a)	3,000	1,974
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (e)	10,000	8,409
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 7/15/23, Callable 7/15/20 @ 104.25 (a)	1,500	1,346
Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100 (p)	5,000	3,931
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	3,000	2,863
		115,595
Financials (9.1%):
Adient Global Holdings Corp., 4.88%, 8/15/26, Callable 8/15/21 @ 102.44 (a)(e)	10,000	7,451
AmTrust Financial Services, Inc., 6.13%, 8/15/23 (h)	10,000	9,430
AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81 (a)	4,000	4,128
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,428
Bank OZK, 5.50% (LIBOR03M+443bps), 7/1/26, Callable 7/1/21 @ 100 (c)	5,000	5,004
Credit Acceptance Corp.
5.13%, 12/31/24, Callable 12/31/21 @ 102.56 (a)	4,000	3,514
6.63%, 3/15/26, Callable 3/15/22 @ 103.31	9,750	8,775
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,078
Flex Acquisition Co., Inc.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
6.88%, 1/15/25, Callable 6/5/20 @ 103.44 (a)	$3,150	$3,057
7.88%, 7/15/26, Callable 7/15/21 @ 103.94 (a)(e)	2,000	1,936
Ford Motor Credit Co. LLC, 5.11%, 5/3/29, Callable 2/3/29 @ 100	15,000	12,853
FS KKR Capital Corp. II, 4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)	3,000	2,538
Genworth Holdings, Inc., 3.69% (LIBOR03M+200bps), 11/15/66, Callable 5/21/20 @ 100 (c)	3,000	1,204
HUB International Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5 (a)	5,000	4,978
ILFC E-Capital Trust II, 3.57%, 12/21/65, Callable 6/5/20 @ 100 (a)(p)	5,362	2,671
LABL Escrow Issuer LLC
6.75%, 7/15/26, Callable 7/15/22 @ 103.38 (a)	1,000	1,033
10.50%, 7/15/27, Callable 7/15/22 @ 105.25 (a)	3,000	2,979
Lehman Brothers Holdings, 5.75%, 4/25/11, MTN (h)(l)	1,000	11
Lehman Brothers Treasury Co. BV, 12/31/99, MTN (k)(q)	1,447	15
MetLife, Inc., 10.75%, 8/1/69, Callable 8/1/34 @ 100	2,000	3,037
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	1,000	1,025
Navient Corp.
6.75%, 6/25/25 (e)	7,000	6,484
6.75%, 6/15/26	5,000	4,545
5.63%, 8/1/33, MTN	13,000	9,944
PPL Capital Funding, Inc., 4.04% (LIBOR03M+267bps), 3/30/67, Callable 6/5/20 @ 100 (c)(e)	5,000	3,787
Prudential Financial, Inc., 5.20% (LIBOR03M+304bps), 3/15/44, Callable 3/15/24 @ 100 (c)	5,000	5,002
Resideo Funding, Inc., 6.13%, 11/1/26, Callable 11/1/21 @ 104.59 (a)	1,500	1,313
Sally Holdings LLC / Sally Capital, Inc., 8.75%, 4/30/25, Callable 4/30/22 @ 104.38 (a)	3,000	3,045
SBL Holdings, Inc., 5.13%, 11/13/26, Callable 9/13/26 @ 100 (a)(e)	5,000	4,582
Springleaf Finance Corp.
7.13%, 3/15/26	9,000	8,394
6.63%, 1/15/28, Callable 7/15/27 @ 100	1,000	882
5.38%, 11/15/29, Callable 5/15/29 @ 100	3,500	2,930
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	10,000	9,489
The Hanover Insurance Group, Inc., 8.21%, 2/3/27	3,780	3,795
The Hartford Financial Services Group, Inc., 3.82% (LIBOR03M+213bps), 2/12/67, Callable 6/5/20 @ 100 (a)(c)	5,000	3,993
Zenith National Insurance Capital Trust I, 8.55%, 8/1/28 (a)	2,000	2,558
		156,888
Health Care (7.5%):
Bausch Health Cos., Inc.
5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (a)	4,633	4,461
5.25%, 1/30/30, Callable 1/30/25 @ 102.63 (a)	13,370	13,214
Centene Corp.
4.63%, 12/15/29, Callable 12/15/24 @ 102.31 (a)	5,000	5,473
3.38%, 2/15/30, Callable 2/15/25 @ 101.69 (a)	3,000	3,022
CHS, Inc.
6.88%, 2/1/22, Callable 6/5/20 @ 100 (e)	3,339	2,533
8.00%, 3/15/26, Callable 3/15/22 @ 104 (a)	20,000	19,164
CHS/Community Health System, 6.63%, 2/15/25, Callable 2/15/22 @ 103.31 (a)	6,000	5,555
DaVita, Inc.
5.13%, 7/15/24, Callable 5/21/20 @ 102.56	3,000	3,044
5.00%, 5/1/25, Callable 5/21/20 @ 102.5	5,000	5,073
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	3,000	3,122
Encompass Health Corp., 5.75%, 9/15/25, Callable 9/15/20 @ 102.88	2,000	2,007
HCA, Inc.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.63%, 9/1/28, Callable 3/1/28 @ 100	$14,500	$16,083
3.50%, 9/1/30, Callable 3/1/30 @ 100	3,000	2,874
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (a)	5,000	4,526
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63 (a)	3,000	2,731
Par Pharmaceutical, Inc., 7.50%, 4/1/27, Callable 4/1/22 @ 105.63 (a)	5,250	5,343
Select Medical Corp., 6.25%, 8/15/26, Callable 8/15/22 @ 103.13 (a)	5,000	4,812
Tenet Healthcare Corp.
6.75%, 6/15/23	14,000	13,979
7.00%, 8/1/25, Callable 8/1/20 @ 103.5 (e)	6,425	6,015
5.13%, 11/1/27, Callable 11/1/22 @ 102.56 (a)	3,000	2,979
6.88%, 11/15/31	3,000	2,542
		128,552
Industrials (6.0%):
ADT Security Corp., 4.88%, 7/15/32 (a)	3,500	3,114
Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5 (a)	1,000	989
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 6/5/20 @ 101.84 (a)	3,000	1,477
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (a)	3,000	3,120
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34 (a)	4,000	3,010
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	3,099	3,196
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	3,000	2,902
Delta Air Lines, Inc., 7.00%, 5/1/25 (a)	3,000	3,080
Gates Global LLC/Gates Corp., 6.25%, 1/15/26, Callable 1/15/22 @ 103.13 (a)	3,000	2,728
General Electric Co., 5.00% (LIBOR03M+333bps), Callable 1/21/21 @ 100 (c)(k)	5,000	4,095
H&E Equipment Services, Inc., 5.63%, 9/1/25, Callable 9/1/20 @ 104.22	2,000	1,905
Hertz Corp.
7.63%, 6/1/22, Callable 6/5/20 @ 101.91 (a)	1,500	571
6.00%, 1/15/28, Callable 1/15/23 @ 103 (a)	2,500	433
Howmet Aerospace, Inc.
6.88%, 5/1/25, Callable 4/1/25 @ 100 (g)	5,000	5,102
5.95%, 2/1/37	5,000	4,692
IAA, Inc., 5.50%, 6/15/27, Callable 6/15/22 @ 102.75 (a)	2,250	2,248
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100 (a)	4,000	3,799
JB Poindexter & Co., Inc., 7.13%, 4/15/26, Callable 4/15/21 @ 105.34 (a)	3,000	2,915
Matthews International Corp., 5.25%, 12/1/25, Callable 12/1/20 @ 103.94 (a)	3,500	3,182
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28, Callable 1/15/23 @ 103.13 (a)(e)	10,000	8,960
RR Donnelley & Sons Co., 6.00%, 4/1/24	3,000	2,756
Spirit Airlines Pass Through Trust, 4.10%, 10/1/29	2,197	1,771
Textron Financial Corp., 3.43% (LIBOR03M+174bps), 2/15/42, Callable 5/21/20 @ 100 (a)(c)	5,000	3,100
Titan International, Inc., 6.50%, 11/30/23, Callable 6/5/20 @ 104.88	3,000	1,388
TransDigm, Inc.
8.00%, 12/15/25, Callable 4/8/22 @ 104 (a)	500	520
7.50%, 3/15/27, Callable 3/15/22 @ 103.75	5,000	4,555
5.50%, 11/15/27, Callable 11/15/22 @ 102.75 (a)	9,000	7,595
United Rentals North America, Inc.
5.50%, 5/15/27, Callable 5/15/22 @ 102.75	5,000	5,050
4.00%, 7/15/30, Callable 7/15/25 @ 102 (e)	3,000	2,820

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Univar Solutions USA, Inc., 5.13%, 12/1/27, Callable 12/1/22 @ 102.56 (a)	$1,000	$994
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13 (a)	3,000	2,991
XPO Logistics, Inc.
6.75%, 8/15/24, Callable 8/15/21 @ 103.38 (a)	5,333	5,500
6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (a)	2,000	2,025
Zekelman Industries, Inc., 9.88%, 6/15/23, Callable 6/5/20 @ 104.94 (a)	1,198	1,189
		103,772
Information Technology (2.6%):
CDW LLC / CDW Finance Corp., 4.13%, 5/1/25, Callable 5/1/22 @ 102.06	2,000	2,008
CommScope Technologies LLC
6.00%, 6/15/25, Callable 6/15/20 @ 103 (a)	6,000	5,343
5.00%, 3/15/27, Callable 3/15/22 @ 102.5 (a)(e)	12,000	10,316
Dell, Inc., 7.10%, 4/15/28 (e)	3,000	3,324
GTT Communications, Inc., 7.88%, 12/31/24, Callable 6/5/20 @ 105.91 (a)	1,000	599
Itron, Inc., 5.00%, 1/15/26, Callable 1/15/21 @ 102.5 (a)	1,500	1,508
NCR Corp., 6.13%, 9/1/29, Callable 9/1/24 @ 103.06 (a)	3,000	2,995
Refinitiv U.S. Holdings, 6.25%, 5/15/26, Callable 11/15/21 @ 103.13 (a)	3,000	3,200
Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24, Callable 6/5/20 @ 105.25 (a)	3,500	3,482
Sophia, LP/Sophia Finance, Inc., 9.00%, 9/30/23, Callable 6/5/20 @ 102.25 (a)	6,000	6,050
Western Digital Corp., 4.75%, 2/15/26, Callable 11/15/25 @ 100 (e)	5,000	5,107
		43,932
Materials (6.9%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	10,456	9,504
Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94 (e)	500	412
Arconic Corp.
6.00%, 5/15/25, Callable 5/15/22 @ 103 (a)(o)	1,450	1,461
6.13%, 2/15/28, Callable 2/15/23 @ 103.06 (a)	1,200	1,137
Ardagh Packaging Finance PLC/Holdings USA, Inc., 5.25%, 4/30/25, Callable 4/30/22 @ 102.63 (a)	700	719
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44 (a)(g)	3,000	3,068
Bway Holding Co., 7.25%, 4/15/25, Callable 6/5/20 @ 103.63 (a)(e)	10,000	7,813
Cleveland Cliffs, Inc.
6.38%, 10/15/25, Callable 10/15/20 @ 103.19 (a)(e)	7,417	5,312
6.75%, 3/15/26, Callable 3/15/22 @ 105.06 (a)	3,000	2,618
Compass Minerals International, Inc., 6.75%, 12/1/27, Callable 12/1/22 @ 103.38 (a)	4,000	3,957
Freeport-McMoRan, Inc.
4.25%, 3/1/30, Callable 3/1/25 @ 102.13 (e)	10,000	9,325
5.45%, 3/15/43, Callable 9/15/42 @ 100 (e)	10,000	9,173
Hecla Mining Co., 7.25%, 2/15/28, Callable 2/15/23 @ 105.44	2,000	1,975
Kaiser Aluminum Corp., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25 (a)	3,000	3,053
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25, Callable 6/5/20 @ 105.25 (a)(e)	3,000	2,884
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 6/5/20 @ 104.5 (a)	8,000	6,947
New Enterprise Stone & Lime Co., Inc.
10.13%, 4/1/22, Callable 6/5/20 @ 103.8 (a)	2,000	1,986
6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (a)	1,000	940
Novelis Corp., 4.75%, 1/30/30, Callable 1/30/25 @ 102.38 (a)	3,000	2,658
Olin Corp., 5.00%, 2/1/30, Callable 2/1/24 @ 102.5	5,000	4,399

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (a)	$4,000	$3,609
PolyOne Corp., 5.75%, 5/15/25, Callable 5/15/22 @ 102.88 (a)(o)	3,000	3,037
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 6/5/20 @ 103.5 (a)	3,250	3,262
Sealed Air Corp., 6.88%, 7/15/33 (a)	3,000	3,274
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25, Callable 6/15/20 @ 105.63 (a)	5,000	3,908
The Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	3,000	2,542
Tronox, Inc., 6.50%, 5/1/25, Callable 5/1/22 @ 103.25 (a)(o)	3,000	3,018
United States Steel Corp., 6.25%, 3/15/26, Callable 3/15/21 @ 103.13 (e)	10,000	6,348
Venator Finance SARL/Venator Materials LLC, 5.75%, 7/15/25, Callable 7/15/20 @ 104.31 (a)	5,000	3,480
Warrior Met Coal LLC, 8.00%, 11/1/24, Callable 11/1/20 @ 104 (a)	7,000	6,552
		118,371
Real Estate (0.8%):
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	5,000	5,099
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 3/15/30, Callable 3/15/25 @ 102.31 (a)	1,000	922
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	3,000	2,908
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750	683
Washington Prime Group LP, 6.45%, 8/15/24, Callable 6/15/24 @ 100 (e)	7,000	3,767
		13,379
Utilities (2.2%):
Calpine Corp.
5.75%, 1/15/25, Callable 6/5/20 @ 102.88	10,000	10,020
4.50%, 2/15/28, Callable 2/15/23 @ 102.25 (a)	3,000	2,912
Genesis Energy LP, 6.50%, 10/1/25, Callable 10/1/20 @ 104.88	4,000	3,380
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28, Callable 2/1/23 @ 105.81	3,500	2,985
NRG Energy, Inc.
7.25%, 5/15/26, Callable 5/15/21 @ 103.63	1,500	1,613
5.75%, 1/15/28, Callable 1/15/23 @ 102.88	3,000	3,238
Talen Energy Supply LLC, 7.25%, 5/15/27, Callable 5/15/22 @ 103.63 (a)	3,000	2,969
Vistra Energy Corp., 5.88%, 6/1/23, Callable 6/1/20 @ 100.98 (e)	5,000	5,043
Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5 (a)	5,000	5,105
		37,265
Total Corporate Bonds (Cost $1,251,882)		1,146,754

Yankee Dollar (18.5%)
Communication Services (2.3%):
Altice France Holding SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103 (a)(e)	10,000	9,118
Altice France SA
7.38%, 5/1/26, Callable 5/1/21 @ 103.69 (a)	10,000	10,457
8.13%, 2/1/27, Callable 2/1/22 @ 106.09 (a)	6,000	6,465

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24, Callable 5/25/21 @ 104.38 (a)(e)	$5,000	$4,625
Digicel Ltd., 6.00%, 4/15/21, Callable 6/5/20 @ 100 (a)	3,500	2,110
Telecom Italia Capital SA, 7.20%, 7/18/36	5,000	5,655
		38,430
Consumer Discretionary (1.3%):
Brookfield Residential Properties, Inc., 6.38%, 5/15/25, Callable 6/5/20 @ 103.19 (a)	3,000	2,996
Cirsa Finance International S.A.R.L, 7.88%, 12/20/23, Callable 6/20/20 @ 103.94 (a)	2,702	2,240
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (a)	3,524	3,200
International Game Technology PLC
6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	2,943
6.25%, 1/15/27, Callable 7/15/26 @ 100 (a)	3,000	2,913
Mattamy Group Corp., 4.63%, 3/1/30, Callable 3/1/25 @ 102.31 (a)	3,000	2,676
Melco Reosrts Finance Ltd., 5.38%, 12/4/29, Callable 12/4/24 @ 102.69 (a)	3,000	2,828
Wynn Macau Ltd., 5.13%, 12/15/29, Callable 12/15/24 @ 102.56 (a)(e)	3,000	2,852
		22,648
Consumer Staples (1.1%):
Avon International Capital PLC, 6.50%, 8/15/22, Callable 6/5/20 @ 103.94 (a)	7,000	6,593
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (a)	6,000	6,429
Minerva Luxembourg SA, 5.88%, 1/19/28, Callable 1/19/23 @ 102.94 (a)	3,000	2,760
NBM U.S. Holdings, Inc., 7.00%, 5/14/26, Callable 5/14/22 @ 103.5	800	770
		16,552
Energy (1.6%):
Baytex Energy Corp., 8.75%, 4/1/27, Callable 4/1/23 @ 106.56 (a)	3,000	1,162
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 6/1/28 (a)	3,060	2,359
Meg Energy Corp., 7.00%, 3/31/24, Callable 6/5/20 @ 102.33 (a)(e)	3,300	2,305
Petrobras Global Finance BV, 5.75%, 2/1/29	4,093	3,894
Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100 (a)	3,000	2,178
Petroleos Mexicanos
6.50%, 3/13/27	2,000	1,625
6.84%, 1/23/30, Callable 10/23/29 @ 100 (a)	6,000	4,698
Tecpetrol SA, 4.88%, 12/12/22, Callable 12/12/20 @ 102.44 (a)	5,000	3,945
Transocean, Inc.
7.50%, 1/15/26, Callable 1/15/21 @ 105.63 (a)	4,000	1,511
7.50%, 4/15/31 (h)	3,750	806
Transportadora de Gas del Sur SA, 6.75%, 5/2/25, Callable 5/2/22 @ 103.38 (a)(e)	5,000	3,679
		28,162
Financials (4.6%):
Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5 (a)	5,000	4,848
Altice Finco SA, 7.63%, 2/15/25, Callable 6/5/20 @ 103.81 (a)	11,500	11,600
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.38%, 4/17/25 (a)	2,143	2,198
BBVA Bancomer SA, 5.87% (H15T5Y+431bps), 9/13/34, Callable 9/13/29 @ 100 (a)(c)	4,500	3,944
Deutsche Bank AG
4.50%, 4/1/25	5,000	4,727
4.30% (USSW5+225bps), 5/24/28, Callable 5/24/23 @ 100 (c)	2,000	1,785

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	$14,000	$12,648
Intelsat Jackson Holdings SA
5.50%, 8/1/23, Callable 6/5/20 @ 101.83 (l)	3,000	1,632
8.50%, 10/15/24, Callable 10/15/20 @ 106.38 (a)(l)	5,000	2,898
9.75%, 7/15/25, Callable 7/15/21 @ 104.88 (a)(l)	2,500	1,446
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)	5,000	5,112
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(c)	5,000	5,198
Rede D'or Finance S.A.R.L, 4.50%, 1/22/30, Callable 10/22/29 @ 100 (a)	3,000	2,557
Royal Bank of Scotland Group PLC, 3.77% (LIBOR03M+232bps), 12/31/99, Callable 9/30/27 @ 100 (c)(k)	5,000	4,351
Schahin II Finance Co. SPV Ltd., 5.88%, 9/25/22 (l)(r)	5,212	336
Schahin II Finance Co. SPV Ltd. PIK, 8.00%, 5/25/20 (a)(i)	140	130
Transcanada Trust, 5.63% (LIBOR03M+353bps), 5/20/75, Callable 5/20/25 @ 100 (c)	3,000	2,702
UniCredit SpA, 7.30% (USISDA05+491bps), 4/2/34, Callable 4/2/29 @ 100 (a)(c)	10,000	10,913
		79,025
Health Care (1.2%):
Bausch Health Cos., Inc.
6.13%, 4/15/25, Callable 6/5/20 @ 103.06 (a)	5,000	5,062
7.25%, 5/30/29, Callable 5/30/24 @ 103.63 (a)	5,000	5,345
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 3/1/28, Callable 12/1/27 @ 100 (e)	5,000	5,159
4.10%, 10/1/46	5,000	3,900
		19,466
Industrials (1.7%):
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 7/21/27, Callable 4/21/27 @ 100	5,000	4,193
Air Canada Pass Through Trust
4.13%, 11/15/26 (a)	1,999	1,818
4.13%, 11/15/26 (a)	1,999	1,818
Bombardier, Inc.
7.50%, 3/15/25, Callable 6/5/20 @ 103.75 (a)	15,000	9,668
7.88%, 4/15/27, Callable 4/15/22 @ 103.94 (a)	10,000	6,587
Latam Airlines Pass Through Trust B, 4.50%, 8/15/25	2,931	2,074
Norwegian Air Shuttle Pass Through Trust, 7.50%, 5/10/25 (a)	3,667	3,472
		29,630
Materials (3.5%):
Alcoa Nederland Holding, 6.13%, 5/15/28, Callable 5/15/23 @ 103.06 (a)	4,000	3,879
ArcelorMittal, 7.00%, 10/15/39	8,000	8,280
Ardagh Packaging Finance PLC/Holdings USA, Inc., 6.00%, 2/15/25, Callable 5/18/20 @ 104.5 (a)	3,000	3,006
Cemex SAB de CV, 5.45%, 11/19/29, Callable 11/19/24 @ 102.73 (a)	3,000	2,430
Eldorado Gold Corp., 9.50%, 6/1/24, Callable 12/1/21 @ 107.13 (a)	3,000	3,202
First Quantum Minerals Ltd.
7.50%, 4/1/25, Callable 6/5/20 @ 105.63 (a)	10,000	8,805
6.88%, 3/1/26, Callable 3/1/21 @ 105.16 (a)	3,000	2,633
Infrabuild Australia Pty Ltd., 12.00%, 10/1/24, Callable 10/1/21 @ 109 (a)(e)	3,000	2,412
Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	5,000	4,216
Mineral Resources Ltd., 8.13%, 5/1/27, Callable 5/1/22 @ 106.09 (a)	3,000	3,068
New Gold, Inc., 6.38%, 5/15/25, Callable 6/5/20 @ 104.78 (a)	1,394	1,342
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25	3,200	3,804

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Starfruit Finco BV/Starfruit US Holdco LLC, 8.00%, 10/1/26, Callable 10/1/21 @ 104 (a)(e)	$5,000	$4,684
Teck Resources Ltd., 6.13%, 10/1/35	5,000	4,976
Vedanta Resources Ltd.
8.25%, 6/7/21 (r)	5,000	2,700
6.38%, 7/30/22 (r)	3,000	1,114
		60,551
Sovereign Bond (0.1%):
Bahamas Government International Bond, 6.00%, 11/21/28, Callable 8/21/28 @ 100 (a)(e)	3,000	2,419

Utilities (1.1%):
AES Gener SA, 7.13% (USSW5+464bps), 3/26/79, Callable 4/7/24 @ 100 (a)(c)	5,000	4,781
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(c)(k)	5,000	4,985
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (a)	3,000	2,902
ENEL SpA, 8.75% (USSW5+588bps), 9/24/73, Callable 9/24/23 @ 100 (a)(c)	4,975	5,612
		18,280
Total Yankee Dollar (Cost $350,265)		315,163

Municipal Bonds (0.2%)
Illinois (0.1%):
City of Chicago, GO, Series B, 7.05%, 1/1/29	2,000	2,103

New Jersey (0.1%):
South Jersey Transportation Authority Revenue, Series B, 3.36%, 11/1/28	1,375	1,411
Total Municipal Bonds (Cost $3,375)		3,514

U.S. Government Agency Mortgages (0.2%)
Federal Home Loan Mortgage Corp.
Series K052, Class A2, 3.15%, 11/25/25 (g)	3,000	3,304
Total U.S. Government Agency Mortgages (Cost $3,047)		3,304

U.S. Treasury Obligations (0.0%) (f)
U.S. Treasury Notes, 2.00%, 2/15/25 (g)	550	593
Total U.S. Treasury Obligations (Cost $545)		593

Exchange-Traded Funds (2.8%)
iShares iBoxx High Yield Corporate Bond ETF (e)	405,544	32,618
SPDR Bloomberg Barclays High Yield Bond ETF	159,197	15,765
Total Exchange-Traded Funds (Cost $50,369)		48,383

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA High Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Warrants (0.0%) (f)
Energy (0.0%): (f)
Sabine Oil & Gas Holdings, Inc. (h)	8,791	$144
SandRidge Energy, Inc. (h)	13,764	—	(j)
SandRidge Energy, Inc.	5,795	—	(j)
		144
Total Warrants (Cost $–)		144

Commercial Paper (0.6%)
Energy Transfer Part LP, 2.69%, 5/1/20 (a)(s)	10,000	9,999
Total Commercial Paper (Cost $10,000)		9,999

Collateral for Securities Loaned^ (4.1%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (t)	38,671,873	38,672
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (t)	32,361,960	32,362
Total Collateral for Securities Loaned (Cost $71,034)		71,034
Total Investments (Cost $1,930,921) — 102.7%		1,761,931
Liabilities in excess of other assets — (2.7)%		(46,387)
NET ASSETS - 100.00%		$1,715,544

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $813,294 (thousands) and amounted to 47.2% of net assets.
(b)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2020.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2020.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Amount represents less than 0.05% of net assets.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, illiquid securities were 1.2% of the Fund's net assets.
(i)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of April 30, 2020.
(j)	Rounds to less than $1 thousand.
(k)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l)	Security is in default.
(m)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(n)	At April 30, 2020, the issuer was in bankruptcy.
(o)	Security purchased on a when-issued basis.
(p)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(q)	Zero-coupon bond.

(r)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2020, illiquid securities were 0.2% of the Fund's net assets.
(s)	Rate represents the effective yield at April 30, 2020.
(t)	Rate disclosed is the daily yield on April 30, 2020.

ADR—American Depositary Receipt
bps—Basis points
ETF—Exchange-Traded Fund
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
USISDA05—5 Year ICE Swap Rate, rate disclosed as of April 30, 2020.
USSW10—USD 10 Year Swap Rate, rate disclosed as of April 30, 2020
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2020.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (5.8%)
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D, 2.71%, 9/8/22, Callable 3/8/21 @ 100	$9,650	$9,748
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22, Callable 11/8/20 @ 100	5,000	5,022
AmeriCredit Automobile Receivables Trust, Series 2018-2, Class C, 3.59%, 6/18/24, Callable 11/18/22 @ 100	4,000	4,072
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 4/18/22 @ 100	5,000	5,023
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (a)	4,500	4,352
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22 (a)(b)	2,827	2,662
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22 (a)	6,000	5,811
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class B, 2.65%, 3/20/26 (a)	12,500	10,800
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class B, 4.27%, 3/20/25 (a)	5,250	4,978
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25 (a)	7,500	7,123
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100 (a)	10,000	9,831
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 6/15/21 @ 100	6,500	6,497
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 1/19/22 @ 100 (a)	1,250	1,271
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 9/19/23 @ 100 (a)	6,067	6,044
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 9/19/23 @ 100 (a)	2,000	1,950
Carmax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 12/15/22 @ 100	1,924	1,934
Carmax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	6,375	6,221
Carmax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 3/15/24 @ 100	3,611	3,611
Centre Point Funding LLC, Series 2012-2A, Class 1, 2.61%, 8/20/21 (a)	150	150
Chesapeake Funding LLC, Series 2018-3A, Class C, 3.81%, 1/15/31, Callable 2/15/22 @ 100 (a)	6,000	6,073
Chesapeake Funding LLC, Series 2018-2A, Class B, 3.52%, 8/15/30, Callable 7/15/21 @ 100 (a)	6,000	6,034
CIT Education Loan Trust, Series 2007-1, Class B, 1.52% (LIBOR03M+30bps), 6/25/42, Callable 12/25/30 @ 100 (a)(c)	4,600	3,898
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84%, 6/16/25, Callable 2/15/23 @ 100 (a)	2,500	2,369
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	4,118	4,013
Credit Acceptance Auto Loan Trust, Series 2017-2, Class C, 3.35%, 6/15/26 (a)	4,850	4,850

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (a)	$1,550	$1,550
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	3,000	2,994
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44 (a)	25,000	24,736
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	6,150	5,834
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 12/15/24 @ 100 (a)	5,132	5,051
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	5,625	5,320
Flagship Credit Auto Trust, Series 2016-4, Class D, 3.89%, 11/15/22, Callable 7/15/21 @ 100 (a)	6,795	6,712
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	12,314	11,159
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (a)	4,000	4,039
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (a)	5,333	5,063
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 12/16/23 @ 100	1,250	1,250
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 12/16/22 @ 100	4,500	4,541
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 12/16/23 @ 100	1,500	1,500
Hertz Vehicle Financing LLC, Series 2018-3, Class A, 4.03%, 7/25/24 (a)	5,000	4,654
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (a)	8,667	8,184
Hertz Vehicle Financing LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	8,928	7,851
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (a)(b)	6,250	5,428
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (a)	3,000	2,817
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	3,846	3,786
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	2,700	2,642
InSite Issuer LLC, Series 2018-1A, Class A, 4.10%, 12/15/48, Callable 7/15/24 @ 100 (a)(b)	8,000	7,932
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 4/15/23 @ 100	10,000	9,926
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 10/15/23 @ 100 (a)(b)(d)	5,769	5,768
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (a)	834	826
MMAF Equipment Finance LLC, Series 2015-A, Class A5, 2.49%, 2/19/36, Callable 11/16/23 @ 100 (a)	6,890	6,897
MMAF Equipment Finance LLC, Series 2017-A, Class A5, 2.68%, 7/16/27, Callable 9/16/26 @ 100 (a)	2,750	2,776

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Navient Student Loan Trust, Series 2018-2A, Class B, 1.64% (LIBOR01M+115bps), 3/25/67, Callable 4/25/33 @ 100 (a)(c)	$3,500	$3,154
Navient Student Loan Trust, Series 2015-2, Class B, 1.99% (LIBOR01M+150bps), 8/25/50, Callable 8/25/28 @ 100 (c)	3,000	2,572
Nelnet Student Loan Trust, Series 2005-4, Class B, 1.48% (LIBOR03M+28bps), 9/22/35, Callable 9/22/28 @ 100 (c)	1,155	943
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (a)	15,625	14,843
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	6,632	6,716
OneMain Direct Auto Receivables Trust, Series 2017-2, Class C, 2.82%, 7/15/24, Callable 9/14/20 @ 100 (a)	8,500	8,488
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	12,000	12,236
OSCAR US Funding Trust LLC, Series 2018-1A, Class A4, 3.50%, 5/12/25 (a)	4,760	4,794
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	15,545	17,109
Renew, Series 2018-1, Class A, 3.95%, 9/20/53, Callable 5/20/27 @ 100 (a)(b)	5,016	5,338
Renew, Series 2017-2, Class A, 3.22%, 9/22/53, Callable 3/20/27 @ 100 (a)(b)	1,260	1,250
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22, Callable 10/15/20 @ 100	14,973	14,959
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 4/15/24 @ 100	3,188	3,190
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 5/20/20 @ 100 (a)	6,000	5,552
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 5/20/20 @ 100 (a)	1,000	957
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 5/20/20 @ 100 (a)	2,595	2,507
SLM Student Loan Trust, Series 2007-7, Class B, 1.74% (LIBOR03M+75bps), 10/27/70, Callable 4/25/23 @ 100 (c)	5,740	4,949
SLM Student Loan Trust, Series 2006-9, Class B, 1.22% (LIBOR03M+23bps), 1/25/41, Callable 4/25/32 @ 100 (c)	4,826	4,165
SLM Student Loan Trust, Series 2012-6, Class B, 1.49% (LIBOR01M+100bps), 4/27/43, Callable 7/25/27 @ 100 (c)	20,862	18,589
SLM Student Loan Trust, Series 2007-1, Class B, 1.21% (LIBOR03M+22bps), 1/27/42, Callable 10/25/28 @ 100 (c)	7,008	6,189
SLM Student Loan Trust, Series 2006-10, Class B, 1.21% (LIBOR03M+22bps), 3/25/44, Callable 1/25/32 @ 100 (c)	2,026	1,740
SLM Student Loan Trust, Series 2003-14, Class B, 1.54% (LIBOR03M+55bps), 10/25/65, Callable 10/25/28 @ 100 (c)	1,687	1,515
SLM Student Loan Trust, Series 2005-9, Class B, 1.29% (LIBOR03M+30bps), 1/25/41, Callable 10/25/30 @ 100 (c)	1,517	1,325
Start Ltd., Series 2018-1, Class A, 4.09%, 5/15/43, Callable 5/15/25 @ 100 (a)(b)	7,311	5,819
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	18,417	18,740
TRIP Rail Master Funding LLC, Series 2014-1A, Class A2, 4.09%, 4/15/44, Callable 7/15/21 @ 100 (a)	10,000	9,920

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (a)	$3,334	$3,206
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	7,850	7,832
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (a)	4,000	4,003
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 5/15/22 @ 100 (a)	2,340	2,334
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 9/15/22 @ 100	4,000	4,036
Total Asset Backed Securities (Cost $485,594)		472,543

Collateralized Mortgage Obligations (5.2%)
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33 (a)	9,027	9,532
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (e)	1,937	389
Bank, Series 2017-BNK4, Class B, 4.00%, 5/15/50	5,600	5,684
Bank, Series 2019-BN24, Class ASB, 2.93%, 11/15/62	7,123	7,394
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53	9,900	9,789
BX Commercial Mortgage Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	9,231	9,195
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.89% (LIBOR01M+108bps), 10/15/36 (a)(c)	5,897	5,645
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class ASB, 2.94%, 1/15/53	6,000	6,227
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	10,000	10,180
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50 (e)	9,500	9,976
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AS, 3.02%, 8/10/56	10,339	10,368
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.62%, 7/10/47	2,500	2,636
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24 (a)	8,100	7,790
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, 7/10/47	7,833	8,171
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class AS, 3.86%, 7/10/47	4,000	4,110
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	10,000	9,358
COMM Mortgage Trust, Series 2012-CCRE3, Class AM, 3.42%, 10/15/45 (a)	5,925	5,980
COMM Mortgage Trust, Series 2015-PC1, Class A5, 3.90%, 7/10/50 (f)	15,000	16,113
COMM Mortgage Trust, Series 2012-CCRE4, Class AM, 3.25%, 10/15/45	8,600	8,526

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2012-CCRE4, Class XA, 1.85%, 10/15/45 (e)(g)	$54,091	$1,675
COMM Mortgage Trust, Series 2012-CCRE1, Class XA, 2.03%, 5/15/45 (e)	34,324	1,023
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.58%, 7/10/50 (e)	2,500	2,527
COMM Mortgage Trust, Series 2014-CCRE19, Class AM, 4.08%, 8/10/47	7,500	7,859
COMM Mortgage Trust, Series 2014-CCRE19, Class A5, 3.80%, 8/10/47	5,000	5,301
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (e)	6,300	6,543
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (e)	2,000	2,086
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35 (a)	2,500	2,297
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	4,750	4,185
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36 (a)	2,500	2,189
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29 (a)(e)	10,000	9,115
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (e)	628	532
GS Mortgage Securities Corp., Series 2013-GC10, Class B, 3.68%, 2/10/46 (a)	10,000	9,943
GS Mortgage Securities Corp., Series 2013-GC10, Class AS, 3.28%, 2/10/46	5,000	4,940
GS Mortgage Securities Corp., Series 2005-ROCK, Class X1, 0.21%, 5/3/32 (a)(e)(g)	190,667	2,529
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48	6,000	6,349
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.24%, 8/10/46	5,000	5,307
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	3,882	3,905
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.35%, 5/10/45 (e)	22,314	532
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	3,571	3,686
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	4,231	4,475
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.82%, 11/15/43 (a)(e)	15,000	15,070
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class AS, 4.27%, 6/15/45	10,000	10,285
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class B, 4.82%, 5/15/45 (e)	10,697	10,810
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class AS, 4.44%, 2/15/47, Callable 2/11/24 @ 100 (e)	9,000	9,427
Loomis Sayles CLO Ltd., Series 2015-2A, Class A1R, 2.12% (LIBOR03M+90bps), 4/15/28, Callable 7/15/20 @ 100 (a)(c)	4,965	4,758
Morgan Stanley Bank of America Merrill Lynch Trust, Series C9, Class AS, 3.46%, 5/15/46	3,200	3,245
Morgan Stanley Capital Trust, Series 2011-C2, Class B, 5.20%, 6/15/44 (a)(e)	2,750	2,790

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount		Value
Morgan Stanley Capital Trust, Series 2012-C4, Class AS, 3.77%, 3/15/45	$3,000		$2,887
Morgan Stanley Capital Trust, Series 2015-MS1, Class AS, 4.17%, 5/15/48 (e)	7,000		7,295
Sound Point CLO Ltd., Series 2013-2RA, Class B, 2.67% (LIBOR03M+145bps), 4/15/29, Callable 7/15/20 @ 100 (a)(c)	5,000		4,485
Trinitas CLO Ltd., Series 2017-6A, Class AR, 2.16% (LIBOR03M+117bps), 7/25/29, Callable 7/25/20 @ 100 (a)(c)	10,000		9,516
Trinitas CLO Ltd., Series 2016-5A, Class AR, 2.38% (LIBOR03M+139bps), 10/25/28, Callable 7/25/20 @ 100 (a)(c)	9,750		9,495
Trinitas CLO Ltd., Series 2018-9A, Class B1, 3.09% (LIBOR03M+195bps), 1/20/32, Callable 1/20/21 @ 100 (a)(c)	7,600		6,643
UBS Commercial Mortgage Trust, Series 2012-C1, Class B, 4.82%, 5/10/45	15,000		15,550
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (e)(g)	45,996		1,373
UBS Commercial Mortgage Trust, Series 2012-C1, Class AS, 4.17%, 5/10/45	9,375		9,702
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (a)(e)	—	(h)	—	(h)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class ASEC, 4.18%, 5/10/63 (a)	2,313		2,373
Venture CLO Ltd., Series 2014-16A, Class ARR, 2.07% (LIBOR03M+85bps), 1/15/28, Callable 7/15/20 @ 100 (a)(c)	9,610		9,381
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.91%, 10/15/45 (a)(e)(g)	23,330		777
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	7,000		7,369
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	5,000		5,031
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A3, 3.65%, 12/15/46	20,000		20,047
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class B, 5.39%, 6/15/44 (a)(e)	6,500		6,674
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class AS, 3.35%, 5/15/45	5,000		5,062
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45 (e)	10,000		10,204
Total Collateralized Mortgage Obligations (Cost $425,369)			424,310

Common Stocks (0.1%)
Communication Services (0.0%) (i):
AT&T, Inc.	44,050	1,342

Energy (0.1%):
BP PLC, ADR	107,500	2,558
Chevron Corp.	23,780	2,188
Royal Dutch Shell PLC, ADR (j)	55,000	1,822
		6,568
Financials (0.0%) (i):
MFA Financial, Inc.	199,850	350

Utilities (0.0%) (i):
Dominion Energy, Inc.	15,200	1,173
The Southern Co. (f)	27,500	1,560
		2,733
Total Common Stocks (Cost $14,204)		10,993

Preferred Stocks (0.8%)
Consumer Staples (0.2%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (k)	200,000	5,386
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a)(k)	172,520	14,664
		20,050
Financials (0.0%) (i):
Citigroup Capital, cumulative redeemable, 7.13% (LIBOR03M+637bps), 10/30/40 (c)	40,000	1,071

Real Estate (0.5%):
Equity Residential, cumulative redeemable, Series K, 8.29% (k)	111,611	6,697
Mid-America Apartment Communities, Inc., cumulative redeemable, Series I, 8.50% (j)(k)	219,731	13,177
Prologis, Inc., cumulative redeemable, Series Q, 8.54% (k)	284,623	21,631
		41,505
Utilities (0.1%):
Entergy Texas, Inc., 5.62%, 6/1/64	200,000	5,244

Total Preferred Stocks (Cost $58,021)		67,870

Senior Secured Loans (0.4%)
CSC Holdings LLC, 1st Lien Term Loan, 3.06% (LIBOR01M+225bps), 7/17/25 (c)	2,387	2,267
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 3.49% (LIBOR01M+250bps), 8/16/23 (c)	7,395	6,980
McGraw-Hill Global Education Holdings LLC, 1st Lien Term Loan B, 5.45% (LIBOR03M+400bps), 5/4/22 (c)	3,250	2,619
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 3.74% (LIBOR01M+275bps), 2/5/23 (c)	8,519	8,106
Solera LLC, 1st Lien Term Loan B, 4.36% (LIBOR03M+275bps), 3/3/23 (c)	7,165	6,778
Terex Corp. 1st Lien Term Loan, 3.45% (LIBOR03M+200bps), 1/31/24 (c)	4,765	4,479
Total Senior Secured Loans (Cost $33,388)		31,229

Corporate Bonds (48.0%)
Communication Services (2.7%):
Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	7,500	8,313
AT&T, Inc.
4.50%, 5/15/35, Callable 11/15/34 @ 100	15,000	16,789
5.25%, 3/1/37, Callable 9/1/36 @ 100	10,000	11,886
4.85%, 3/1/39, Callable 9/1/38 @ 100	5,000	5,780
CBS Corp., 4.20%, 6/1/29, Callable 3/1/29 @ 100	3,000	3,088
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26, Callable 2/15/21 @ 102.88 (a)	5,000	5,213
CenturyLink, Inc.
5.80%, 3/15/22	10,000	10,252
6.75%, 12/1/23	2,000	2,106
Charter Communications Operating LLC, 6.38%, 10/23/35, Callable 4/23/35 @ 100	20,000	25,755
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	15,000	17,488
Crown Castle Towers LLC, 3.22%, 5/15/42, Callable 5/15/21 @ 100 (a)	10,000	10,141
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (a)	3,000	3,122
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	10,000	10,533
Fox Corp.
3.05%, 4/7/25, Callable 3/7/25 @ 100	3,571	3,789
4.71%, 1/25/29, Callable 10/25/28 @ 100 (a)	7,600	8,838
Qwest Corp., 6.75%, 12/1/21	5,000	5,225
Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69 (a)	5,000	5,199
Sprint Corp., 7.25%, 9/15/21	2,250	2,360
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC, 4.74%, 9/20/29 (a)	19,500	20,665
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	2,857	3,000
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)	15,333	16,777
Verizon Communications, Inc.
3.15%, 3/22/30, Callable 12/22/29 @ 100	1,800	1,995
4.40%, 11/1/34, Callable 5/1/34 @ 100	10,000	12,095
4.13%, 8/15/46	5,000	6,138
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	7,000	6,845
		223,392
Consumer Discretionary (1.3%):
Advance Auto Parts, Inc., 4.50%, 12/1/23, Callable 9/1/23 @ 100	10,000	10,530
Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	12,000	14,613
Carnival Corp., 11.50%, 4/1/23, Callable 1/1/23 @ 100 (a)	2,143	2,239
Ford Motor Co., 9.63%, 4/22/30, Callable 1/22/30 @ 100	1,875	1,870
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	12,000	11,816
Horace Mann School, 3.27%, 7/1/27	2,500	2,700
KB Home, 4.80%, 11/15/29, Callable 5/15/29 @ 100	2,000	1,855
Lennar Corp., 5.88%, 11/15/24, Callable 5/15/24 @ 100	5,000	5,307
Marriott International, Inc., 5.75%, 5/1/25, Callable 4/1/25 @ 100	1,840	1,924
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	2,000	2,063
Newell Brands, Inc., 3.85%, 4/1/23, Callable 2/1/23 @ 100	7,500	7,637
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	7,500	8,170
Princeton Theological Seminary, 4.11%, 7/1/23	6,080	6,558
The Art Institute of Chicago, 3.23%, 3/1/22	2,750	2,827
University of Notre Dame du Lac, 3.44%, 2/15/45	5,000	5,853
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,000	1,178
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	8,000	8,262
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	7,105	7,089
		102,491

Consumer Staples (2.3%):
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	$20,000	$22,369
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/38, Callable 10/15/37 @ 100	6,500	6,994
5.45%, 1/23/39, Callable 7/23/38 @ 100	5,250	6,330
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	5,000	5,099
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	3,000	2,975
Flowers Foods, Inc., 3.50%, 10/1/26, Callable 7/1/26 @ 100	10,000	10,296
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	4,667	5,752
Keurig Dr Pepper, Inc.
4.60%, 5/25/28, Callable 2/25/28 @ 100	7,143	8,264
4.99%, 5/25/38, Callable 11/25/37 @ 100	4,667	5,597
Kraft Heinz Foods Co.
4.88%, 2/15/25, Callable 6/5/20 @ 102.44 (a)	13,899	14,248
3.95%, 7/15/25, Callable 4/15/25 @ 100	10,000	10,511
3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,750	3,826
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	14,000	16,585
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	5,000	5,146
Mead Johnson Nutrition Co., 4.13%, 11/15/25, Callable 8/15/25 @ 100	3,500	3,999
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	4,000	4,257
PepsiCo, Inc.
2.75%, 3/19/30, Callable 12/19/29 @ 100	18,000	19,689
4.25%, 10/22/44, Callable 4/22/44 @ 100	5,000	6,328
SC Johnson & Son, Inc., 4.35%, 9/30/44, Callable 3/30/44 @ 100 (a)	10,000	11,651
Smithfield Foods, Inc.
4.25%, 2/1/27, Callable 11/1/26 @ 100 (a)	5,000	4,883
5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	10,000	10,438
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	4,304	5,073
		190,310
Energy (5.4%):
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	15,000	13,560
4.45%, 7/15/27, Callable 4/15/27 @ 100	10,000	8,580
Buckeye Partners LP
4.13%, 12/1/27, Callable 9/1/27 @ 100	15,000	13,312
5.60%, 10/15/44, Callable 4/15/44 @ 100	15,000	10,554
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	22,364	22,362
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (a)	10,000	10,065
Columbia Pipeline Group, Inc., 4.50%, 6/1/25, Callable 3/1/25 @ 100	15,000	15,951
ConocoPhillips Co., 4.15%, 11/15/34, Callable 5/15/34 @ 100	10,000	10,559
Continental Resources, Inc., 5.00%, 9/15/22, Callable 6/5/20 @ 100	4,042	3,790
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(c)	15,000	6,904
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	10,000	7,141
Energy Transfer Operating LP
4.75%, 1/15/26, Callable 10/15/25 @ 100	5,000	4,949
4.78% (LIBOR03M+302bps), 11/1/66, Callable 6/5/20 @ 100 (c)	15,010	8,178
Energy Transfer Partners LP/Regency Energy Finance, 4.50%, 11/1/23, Callable 8/1/23 @ 100	7,000	7,002
EnLink Midstream Partners LP
4.15%, 6/1/25, Callable 3/1/25 @ 100	14,000	8,703
4.85%, 7/15/26, Callable 4/15/26 @ 100	10,000	6,118
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	10,000	9,886

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
EOG Resources, Inc.
4.38%, 4/15/30, Callable 1/15/30 @ 100	$1,154	$1,285
3.90%, 4/1/35, Callable 10/1/34 @ 100 (j)	10,000	10,797
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	6,437	5,805
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100	9,569	8,990
EQT Midstream Partners LP, 4.13%, 12/1/26, Callable 9/1/26 @ 100	14,000	11,935
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	8,500	8,865
Halliburton Co., 3.80%, 11/15/25, Callable 8/15/25 @ 100	1,223	1,183
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	7,500	6,798
Marathon Petroleum Corp.
4.70%, 5/1/25, Callable 4/1/25 @ 100	1,875	1,888
4.75%, 9/15/44, Callable 3/15/44 @ 100	10,000	9,132
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	25,000	25,295
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	7,120
Murphy Oil Corp., 5.75%, 8/15/25, Callable 8/15/20 @ 104.31	5,000	3,433
Newfield Exploration Co.
5.63%, 7/1/24	6,730	4,725
5.38%, 1/1/26, Callable 10/1/25 @ 100	9,500	6,623
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,067	6,164
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	3,500	3,159
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	10,000	7,168
3.00%, 2/15/27, Callable 11/15/26 @ 100	5,000	3,443
3.50%, 8/15/29, Callable 5/15/29 @ 100 (j)	6,279	4,361
4.40%, 8/15/49, Callable 2/15/49 @ 100 (j)	7,500	4,541
ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100	10,000	9,827
Phillips 66, 4.65%, 11/15/34, Callable 5/15/34 @ 100	10,000	10,955
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	10,000	8,532
Rockies Express Pipeline LLC
4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	13,730	12,164
4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	3,000	2,568
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (a)	15,000	15,936
Schlumberger Holdings Corp.
4.00%, 12/21/25, Callable 9/21/25 @ 100 (a)	961	971
3.90%, 5/17/28, Callable 2/17/28 @ 100 (a)	14,669	14,126
Southwestern Energy Co.
6.20%, 1/23/25, Callable 10/23/24 @ 100 (l)	2,000	1,774
7.50%, 4/1/26, Callable 4/1/21 @ 105.63 (j)	5,000	4,484
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	4,935
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable 3/1/25 @ 102.75 (a)	5,000	4,259
The Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	10,000	10,400
TransCanada PipeLines Ltd., 3.90% (LIBOR03M+221bps), 5/15/67, Callable 6/5/20 @ 100 (c)	12,124	8,465
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	3,000	3,522
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (a)	1,948	1,579
Western Midstream Operating LP
5.38%, 6/1/21, Callable 3/1/21 @ 100	10,000	9,845
3.10%, 2/1/25, Callable 1/1/25 @ 100	4,211	3,840
Whiting Petroleum Corp., 6.63%, 1/15/26, Callable 10/15/25 @ 100 (j)(m)(n)	5,000	502
		439,008

Financials (16.0%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	4,750	4,991
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	4,865
American International Group, Inc., 3.88%, 1/15/35, Callable 7/15/34 @ 100	10,000	10,694
AmSouth Bancorp, 6.75%, 11/1/25	5,000	5,691
AmTrust Financial Services, Inc., 6.13%, 8/15/23 (b)	10,000	9,429
Ares Capital Corp.
3.50%, 2/10/23, Callable 1/10/23 @ 100	10,000	9,539
4.20%, 6/10/24, Callable 5/10/24 @ 100	5,000	4,772
4.25%, 3/1/25, Callable 1/1/25 @ 100	5,000	4,771
Assurant, Inc.
4.90%, 3/27/28, Callable 12/27/27 @ 100 (j)	5,000	5,418
3.70%, 2/22/30, Callable 11/22/29 @ 100	3,846	3,690
Atlantic Union Bankshares Corp., 5.00% (LIBOR03M+318bps), 12/15/26, Callable 12/15/21 @ 100 (c)	10,000	10,063
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	15,000	15,679
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	15,000	16,284
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (c)	8,572	8,376
Bank of America Corp.
4.00%, 4/1/24, MTN	4,864	5,285
4.20%, 8/26/24, MTN (f)	10,000	10,829
3.95%, 4/21/25, MTN	5,000	5,384
3.71% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (c)	8,000	8,712
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (c)	4,383	4,702
Bank OZK, 5.50% (LIBOR03M+443bps), 7/1/26, Callable 7/1/21 @ 100 (c)	3,000	3,003
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	10,000	10,678
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	20,000	20,248
BMW US Capital LLC, 4.15%, 4/9/30, Callable 1/9/30 @ 100 (a)	10,000	11,002
BOKF Merger Corp., 5.62% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (c)	8,000	8,452
BP Capital Markets America, Inc., 3.59%, 4/14/27, Callable 1/14/27 @ 100	15,000	15,791
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	5,833	5,235
Capital One Financial Corp.
3.75%, 4/24/24, Callable 3/24/24 @ 100	10,000	10,367
3.75%, 3/9/27, Callable 2/9/27 @ 100	15,000	15,261
CIT Group, Inc.
5.25%, 3/7/25, Callable 12/7/24 @ 100	10,000	9,962
4.13% (H15T5Y+237bps), 11/13/29, Callable 11/13/24 @ 100 (c)	15,000	14,041
Citigroup, Inc.
4.40%, 6/10/25	20,000	21,787
4.45%, 9/29/27 (f)	5,000	5,481
3.67% (LIBOR03M+139bps), 7/24/28, Callable 7/24/27 @ 100 (c)	10,000	10,678
Citizens Financial Group, Inc.
4.15%, 9/28/22 (a)	15,000	15,456
3.75%, 7/1/24	5,500	5,663
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	4,875	4,387
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (j)	3,500	3,701
Cullen/Frost Capital Trust II, 3.13% (LIBOR03M+155bps), 3/1/34, Callable 6/5/20 @ 100 (c)	10,000	8,083
DAE Funding LLC, 5.00%, 8/1/24, Callable 8/1/20 @ 103.75 (a)	3,000	2,659
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (c)(j)	3,750	3,592
Discover Bank, 4.68% (USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (c)	10,000	10,213

Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (c)	10,000	9,628
Fifth Third Bancorp, 2.55%, 5/5/27, Callable 4/5/27 @ 100 (d)	3,000	2,994
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	10,734
First Citizens Bancshare, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (c)	12,097	11,944
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	8,000	8,006
First Maryland Capital I, 2.22% (LIBOR03M+100bps), 1/15/27, Callable 6/5/20 @ 100 (c)	3,500	3,032
FirstMerit Bank NA, 4.27%, 11/25/26	10,000	10,432
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	10,000	10,037
Ford Motor Credit Co. LLC
4.06%, 11/1/24, Callable 10/1/24 @ 100	10,000	8,761
4.54%, 8/1/26, Callable 6/1/26 @ 100	10,000	8,577
Fulton Financial Corp.
3.60%, 3/16/22	3,250	3,367
4.50%, 11/15/24	10,000	11,144
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (c)	10,000	9,777
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	10,000	12,855
Glencore Funding LLC
4.13%, 5/30/23 (a)	5,000	5,097
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	10,000	10,089
4.88%, 3/12/29, Callable 12/12/28 @ 100 (a)	6,700	7,088
Global Atlantic Financial Co.
8.63%, 4/15/21 (a)	10,000	10,685
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	17,143	15,421
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,164
Home Bancshares, Inc., 5.62% (LIBOR03M+358bps), 4/15/27, Callable 4/15/22 @ 100 (c)	5,000	4,550
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,596
Hyundai Capital America
3.25%, 9/20/22 (a)	10,000	9,897
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	20,000	18,967
ILFC E-Capital Trust I, 3.33%, 12/21/65, Callable 6/5/20 @ 100 (a)(l)	10,000	4,800
Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100	15,000	16,281
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100	20,000	20,979
2.26% (LIBOR03M+50bps), 2/1/27, Callable 6/5/20 @ 100 (c)(j)	4,000	3,528
4.25%, 10/1/27	5,000	5,606
KeyBank NA, 3.40%, 5/20/26, MTN	20,000	20,955
KeyCorp, 2.25%, 4/6/27, MTN	6,500	6,319
LegacyTexas Financial Group, Inc., 5.50% (LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (c)	5,000	4,850
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	20,000	20,412
Lincoln National Corp.
4.20%, 3/15/22	10,000	10,379
4.05% (LIBOR03M+236bps), 5/17/66, Callable 5/21/20 @ 100 (b)(c)	15,000	10,206

Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,409
Main Street Capital Corp.
4.50%, 12/1/22 (j)	4,500	4,350
5.20%, 5/1/24	7,800	7,568
Manufacturers & Traders Trust Co., 3.40%, 8/17/27	5,000	5,359
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (c)	10,417	10,600
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	15,000	14,839
MetLife, Inc., 4.13%, 8/13/42	10,000	11,712
MUFG Americas Holdings Corp., 3.00%, 2/10/25, Callable 1/10/25 @ 100	18,026	18,469
National Rural Utilities Cooperative Finance Corp., 4.75% (LIBOR03M+291bps), 4/30/43, Callable 4/30/23 @ 100 (c)	9,500	9,437
Nationwide Mutual Insurance Co., 3.03% (LIBOR03M+229bps), 12/15/24, Callable 6/5/20 @ 100 (a)(c)	29,505	29,258
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	10,000	9,885
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	5,000	5,462
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	20,000	21,048
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000	1,075
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	20,000	20,965
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (c)	5,000	4,907
PNC Bank NA
4.20%, 11/1/25, Callable 10/2/25 @ 100	7,000	7,880
2.70%, 10/22/29	10,000	10,293
PPL Capital Funding, Inc.
4.13%, 4/15/30, Callable 1/15/30 @ 100	7,000	7,855
4.04% (LIBOR03M+267bps), 3/30/67, Callable 6/5/20 @ 100 (c)	21,130	16,006
Primerica, Inc., 4.75%, 7/15/22	7,145	7,519
ProAssurance Corp., 5.30%, 11/15/23	9,864	10,448
Prudential Financial, Inc.
5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (c)	10,000	10,321
4.35%, 2/25/50, Callable 8/25/49 @ 100	5,000	5,745
Regions Bank, 6.45%, 6/26/37	10,409	13,880
S&P Global, Inc., 4.00%, 6/15/25, Callable 3/15/25 @ 100	10,000	11,232
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	5,818	5,898
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (c)	10,000	9,878
StanCorp Financial Group, Inc., 5.00%, 8/15/22	17,050	18,380
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5,450	5,219
State Street Corp., 2.90% (SOFR+260bps), 3/30/26, Callable 3/30/25 @ 100 (a)(c)	2,250	2,391
Sterling Bancorp
3.50%, 6/8/20, Callable 6/5/20 @ 100	8,000	7,895
4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (c)	8,750	8,457
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (c)	5,000	5,100
Susquehanna Bancshares, Inc., 5.38%, 8/15/22 (j)	6,021	6,418
Synchrony Financial
3.95%, 12/1/27, Callable 9/1/27 @ 100	13,500	12,784
5.15%, 3/19/29, Callable 12/19/28 @ 100	9,250	9,163
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (c)	10,000	9,489
TCF National Bank
6.25%, 6/8/22	10,000	10,576
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (c)	4,000	3,820

Texas Capital Bank NA, 5.25%, 1/31/26	12,335	13,425
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (c)	5,000	5,033
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	13,086	13,938
The Hartford Financial Services Group, Inc., 3.82% (LIBOR03M+213bps), 2/12/67, Callable 6/5/20 @ 100 (a)(c)	14,000	11,182
The PNC Financial Services Group, Inc.
2.85%, 11/9/22 (o)	10,000	10,406
3.15%, 5/19/27, Callable 4/19/27 @ 100	5,000	5,394
2.55%, 1/22/30, Callable 10/24/29 @ 100	15,000	15,424
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	4,000	4,464
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,969
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	7,670	8,300
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (c)	11,062	10,883
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	4,821	5,269
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	2,450	2,384
U.S. Bancorp, 3.10%, 4/27/26, MTN, Callable 3/27/26 @ 100	5,000	5,311
United Financial Bancorp, Inc., 5.75%, 10/1/24	2,500	2,837
USB Realty Corp., 2.37% (LIBOR03M+115bps), Callable 1/15/22 @ 100 (a)(c)(k)	16,800	13,161
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 9/17/24, Callable 6/17/24 @ 100 (a)	20,000	20,014
Wells Fargo & Co., 3.00%, 10/23/26	20,000	20,967
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	25,000	22,720
		1,307,142
Health Care (3.0%):
AbbVie, Inc.
3.20%, 11/6/22, Callable 9/6/22 @ 100	5,000	5,220
3.60%, 5/14/25, Callable 2/14/25 @ 100	10,000	10,862
3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	15,000	16,007
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	9,677	10,131
Baylor Scott & White Holdings
3.10%, 11/15/25, Callable 8/15/25 @ 100	7,000	7,127
2.65%, 11/15/26, Callable 8/15/26 @ 100	20,000	20,364
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	3,000	3,240
Boston Medical Center Corp., 4.52%, 7/1/26	4,250	4,618
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100 (a)	15,000	16,087
Community Health Network, Inc., 4.24%, 5/1/25	10,000	11,116
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	11,700	13,212
3.25%, 8/15/29, Callable 5/15/29 @ 100	8,966	9,547
CVS Pass-Through Trust
6.04%, 12/10/28	5,496	5,912
5.93%, 1/10/34 (a)	3,822	4,475
Eastern Maine Healthcare Systems, 5.02%, 7/1/36	17,000	17,691
Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	5,841	6,257
HCA, Inc.
5.00%, 3/15/24	5,000	5,427
5.25%, 4/15/25	15,000	16,704
4.50%, 2/15/27, Callable 8/15/26 @ 100	2,500	2,712
Mercy Health
3.38%, 11/1/25	15,000	15,762
4.30%, 7/1/28	3,720	4,304
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	5,555	6,101
Northwell Healthcare, Inc., 3.39%, 11/1/27, Callable 8/1/27 @ 100	3,900	3,798
NYU Langone Hospitals, 4.17%, 7/1/37	6,500	7,097
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	10,000	10,119
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	8,500	9,057
Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	2,000	2,036
		244,983

Industrials (5.7%):
Air Lease Corp., 3.63%, 4/1/27, Callable 1/1/27 @ 100	10,000	8,581
American Airlines Pass Through Trust
3.70%, 4/1/28	7,016	5,674
4.00%, 3/22/29 (b)	8,106	5,260
4.00%, 8/15/30 (b)	4,263	2,831
3.60%, 4/15/31	8,918	6,298
Arconic, Inc., 5.13%, 10/1/24, Callable 7/1/24 @ 100	17,750	17,080
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,786	1,699
British Airways Pass Through Trust
4.63%, 12/20/25 (a)	14,031	13,386
3.35%, 12/15/30 (a)	7,000	5,039
3.80%, 3/20/33 (a)	3,783	3,335
Burlington Northern Santa Fe LLC
3.75%, 4/1/24, Callable 1/1/24 @ 100	8,000	8,723
3.65%, 9/1/25, Callable 6/1/25 @ 100	10,000	11,100
3.90%, 8/1/46, Callable 2/1/46 @ 100	7,000	8,179
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	15,000	13,777
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)(j)	7,500	6,724
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	8,000	8,481
Continental Airlines Pass Through Trust
5.50%, 4/29/22	1,230	1,243
4.15%, 10/11/25	6,555	6,065
4.00%, 4/29/26	3,373	2,966
Delta Air Lines Pass Through Trust, 3.88%, 1/30/29	7,244	6,888
Eaton Corp.
2.75%, 11/2/22	10,000	10,340
3.10%, 9/15/27, Callable 6/15/27 @ 100	10,000	10,609
FedEx Corp.
4.25%, 5/15/30, Callable 2/15/30 @ 100	8,000	8,741
3.90%, 2/1/35	10,000	10,468
General Electric Co., 5.00% (LIBOR03M+333bps), Callable 1/21/21 @ 100 (c)(k)	11,842	9,698
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	12,961	11,515
3.90%, 7/15/27	11,860	9,603
Hillenbrand, Inc.
5.50%, 7/15/20	5,000	4,993
4.50%, 9/15/26, Callable 7/15/26 @ 100	15,000	13,735
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (f)	1,613	1,646
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	5,000	5,148
Ingersoll-Rand Co., 9.00%, 8/15/21	1,500	1,635
JetBlue Pass Through Trust, 2.95%, 11/15/29	9,756	8,051
Kansas City Southern, 3.13%, 6/1/26, Callable 3/1/26 @ 100	7,000	7,240
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	8,295	8,223
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	10,000	10,336
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 (a)	12,000	11,842
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	5,000	5,245
4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	8,000	8,429
Raytheon Co., 4.20%, 12/15/44, Callable 6/15/44 @ 100	10,000	12,400
Snap-on, Inc., 3.25%, 3/1/27, Callable 12/1/26 @ 100	10,000	10,684
Spirit Airlines Pass Through Trust
4.45%, 10/1/25	2,528	1,791
4.10%, 10/1/29	10,984	8,857
3.38%, 8/15/31	8,959	7,536

The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	21,000	21,000
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,900	3,081
Totem Ocean Trailer Express, Inc. (NBGA-United States Government), 6.37%, 4/15/28 (b)	7,024	7,937
TTX Co.
4.15%, 1/15/24 (a)	5,000	5,302
3.60%, 1/15/25 (a)	10,000	10,683
U.S. Airways Pass Through Trust
6.25%, 10/22/24	2,095	1,868
3.95%, 5/15/27	6,524	5,292
Union Pacific Corp.
3.38%, 2/1/35, Callable 8/1/34 @ 100	10,000	11,060
4.25%, 4/15/43, Callable 10/15/42 @ 100	10,000	11,755
4.30%, 3/1/49, Callable 9/1/48 @ 100	5,000	6,077
United Airlines Pass Through Trust
3.70%, 6/1/24	7,000	6,304
4.30%, 2/15/27	3,639	3,163
3.75%, 3/3/28	14,916	12,480
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100	14,050	13,680
		461,776
Information Technology (1.8%):
Analog Devices, Inc.
2.95%, 4/1/25, Callable 3/1/25 @ 100	4,000	4,180
4.50%, 12/5/36, Callable 6/5/36 @ 100	5,000	5,759
Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	10,000	11,027
Broadcom, Inc.
3.63%, 10/15/24, Callable 9/15/24 @ 100 (a)	5,000	5,268
5.00%, 4/15/30, Callable 1/15/30 @ 100 (a)	5,000	5,625
Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100 (a)	5,000	5,190
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	12,500	13,302
Keysight Technologies, Inc.
4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	2,916
3.00%, 10/30/29, Callable 7/30/29 @ 100	5,263	5,336
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	10,000	11,123
Microsoft Corp.
3.30%, 2/6/27, Callable 11/6/26 @ 100	10,000	11,329
4.20%, 11/3/35, Callable 5/3/35 @ 100	10,000	12,832
3.45%, 8/8/36, Callable 2/8/36 @ 100	10,000	11,652
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	10,000	11,091
Qualcomm, Inc.
3.25%, 5/20/27, Callable 2/20/27 @ 100	7,000	7,643
4.65%, 5/20/35, Callable 11/20/34 @ 100	10,000	12,742
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,679
Trimble, Inc., 4.15%, 6/15/23, Callable 5/15/23 @ 100	3,000	3,065
VeriSign, Inc., 5.25%, 4/1/25, Callable 1/1/25 @ 100	4,250	4,656
		150,415
Materials (1.6%):
Allegheny Ludlum LLC, 6.95%, 12/15/25	5,000	4,545
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	6,000	5,877
Ball Corp., 5.25%, 7/1/25	5,000	5,528
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	5,000	5,060
Eagle Materials, Inc., 4.50%, 8/1/26, Callable 8/1/21 @ 102.25	3,000	2,812
Freeport-McMoRan, Inc., 5.45%, 3/15/43, Callable 9/15/42 @ 100	10,000	9,173
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	2,700	2,602

LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,435	1,441
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	7,500	7,532
Monsanto Co.
3.38%, 7/15/24, Callable 4/15/24 @ 100	5,000	4,986
3.95%, 4/15/45, Callable 10/15/44 @ 100	5,000	3,800

Reynolds Group Issuer, Inc.
5.13%, 7/15/23, Callable 6/5/20 @ 102.56 (a)	2,500	2,511
7.00%, 7/15/24, Callable 6/5/20 @ 103.5 (a)	5,000	5,018
Sasol Financing USA LLC, 5.88%, 3/27/24, Callable 2/27/24 @ 100	8,000	5,311
Sealed Air Corp., 6.88%, 7/15/33 (a)	9,000	9,821
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	12,000	12,007
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	20,000	21,023
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	5,000	4,993
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	10,000	9,646
Worthington Industries, Inc., 4.30%, 8/1/32, Callable 5/1/32 @ 100	8,890	8,923
		132,609
Real Estate (2.0%):
Alexandria Real Estate Equities, Inc., 4.50%, 7/30/29, Callable 4/30/29 @ 100	5,000	5,634
AvalonBay Communities, Inc.
3.45%, 6/1/25, Callable 3/3/25 @ 100	5,000	5,337
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	2,679	2,828
Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	10,000	10,568
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,439
EPR Properties, 3.75%, 8/15/29, Callable 5/15/29 @ 100	10,000	8,048
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	9,000	9,497
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 (j)	5,000	4,799
Federal Realty Investment Trust
3.00%, 8/1/22, Callable 5/1/22 @ 100	7,000	7,058
2.75%, 6/1/23, Callable 3/1/23 @ 100	10,000	10,003
3.25%, 7/15/27, Callable 4/15/27 @ 100	1,852	1,867
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	5,000	3,952
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	4,966
4.65%, 4/1/29, Callable 1/1/29 @ 100	1,979	2,015
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/1/26, Callable 8/1/21 @ 102.63	4,901	4,957
4.63%, 8/1/29, Callable 8/1/24 @ 102.31	1,000	994
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	7,104
Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	6,000	6,069
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	3,877
SBA Tower Trust, 3.45%, 3/15/48 (a)	30,000	31,359
Spirit Realty LP, 4.45%, 9/15/26, Callable 6/15/26 @ 100	7,500	7,379
STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	5,000	4,884
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	14,000	13,591
		164,225
Utilities (6.2%):
AES Corp.
4.88%, 5/15/23, Callable 6/5/20 @ 100.81	4,298	4,334
5.50%, 4/15/25, Callable 6/5/20 @ 102.75	10,000	10,251
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	4,250	4,713
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	10,000	10,659
Aquarion Co., 4.00%, 8/15/24, Callable 5/15/24 @ 100 (a)	15,000	16,387
Atlantic City Electric Co., 3.38%, 9/1/24, Callable 6/1/24 @ 100	5,000	5,324
Atmos Energy Corp., 4.13%, 10/15/44, Callable 4/15/44 @ 100	10,000	12,452
Berkshire Hathaway Energy Co., 4.50%, 2/1/45, Callable 8/1/44 @ 100	15,000	19,591
Black Hills Corp., 3.88%, 10/15/49, Callable 4/15/49 @ 100	20,000	20,282
Cleco Corporate Holdings LLC
3.74%, 5/1/26, Callable 2/1/26 @ 100	15,000	15,213
3.38%, 9/15/29, Callable 6/11/29 @ 100 (a)	7,333	7,626

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Delmarva Power & Light Co., 4.15%, 5/15/45, Callable 11/15/44 @ 100	$5,000	$5,691
Dominion Energy South Carolina, Inc., 4.10%, 6/15/46, Callable 12/15/45 @ 100	5,000	5,614
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	15,000	15,606
Duke Energy Carolinas LLC, 3.88%, 3/15/46, Callable 9/15/45 @ 100	7,000	8,512
Duke Energy Indiana LLC, 3.75%, 5/15/46, Callable 11/15/45 @ 100	10,000	11,832
Duke Energy Progress LLC, 4.15%, 12/1/44, Callable 6/1/44 @ 100	10,000	12,292
Duquesne Light Holdings, Inc., 5.90%, 12/1/21 (a)	3,500	3,625
Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	6,000	6,354
Entergy Arkansas LLC, 3.05%, 6/1/23, Callable 3/1/23 @ 100	4,000	4,182
Entergy Louisiana LLC, 4.95%, 1/15/45, Callable 1/15/25 @ 100	7,000	7,608
Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100	5,000	5,464
Entergy Texas, Inc.
2.55%, 6/1/21, Callable 5/1/21 @ 100	10,000	10,024
3.45%, 12/1/27, Callable 9/1/27 @ 100	15,000	16,197
3.55%, 9/30/49, Callable 3/30/49 @ 100	5,000	5,673
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	5,000	5,757
Georgia Power Co., 3.25%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,333
Gulf Power Co., 3.30%, 5/30/27, Callable 2/28/27 @ 100	10,000	10,810
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	4,200	4,461
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	7,500	8,010
MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	7,000	7,928
Mississippi Power Co., 4.25%, 3/15/42	3,168	3,534
Monongahela Power Co.
4.10%, 4/15/24, Callable 1/15/24 @ 100 (a)	10,000	10,982
5.40%, 12/15/43, Callable 6/15/43 @ 100 (a)	10,000	13,698
National Fuel Gas Co.
4.90%, 12/1/21, Callable 9/1/21 @ 100	10,000	10,147
5.20%, 7/15/25, Callable 4/15/25 @ 100	10,000	9,842
3.95%, 9/15/27, Callable 6/15/27 @ 100	10,000	9,063
Northern States Power Co.
4.00%, 8/15/45, Callable 2/15/45 @ 100	15,000	18,627
3.60%, 5/15/46, Callable 11/15/45 @ 100	20,000	23,651
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	5,000	6,041
Pacific Gas & Electric Co., 2.95%, 3/1/26, Callable 12/1/25 @ 100 (m)	15,000	14,900
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	7,000	7,502
Pedernales Electric Cooperative, Inc., 5.95%, 11/15/22 (a)	2,733	2,930
Potomac Electric Power Co., 4.15%, 3/15/43, Callable 9/15/42 @ 100	5,000	6,179
Public Service Electric & Gas Co., 3.80%, 3/1/46, MTN, Callable 9/1/45 @ 100	10,000	12,395
Southern Co. Gas Capital Corp., 3.25%, 6/15/26, Callable 3/15/26 @ 100	7,000	7,201
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	11,880	12,270
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	8,000	8,905
Tri-State Generation & Transmission Association, Inc.
4.70%, 11/1/44, Callable 5/1/44 @ 100	10,000	12,728
4.25%, 6/1/46, Callable 12/1/45 @ 100	10,000	11,904
WEC Energy Group, Inc., 3.80% (LIBOR03M+211bps), 5/15/67, Callable 6/5/20 @ 100 (c)	15,000	12,498
		502,802
Total Corporate Bonds (Cost $3,855,005)		3,919,153

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollar (15.4%)
Communication Services (0.8%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	$14,000	$14,216
Deutsche Telekom International Finance BV
3.60%, 1/19/27, Callable 10/19/26 @ 100 (a)	15,000	16,272
4.75%, 6/21/38, Callable 12/21/37 @ 100 (a)(j)	5,000	6,082
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	10,000	10,193
Vodafone Group PLC
5.00%, 5/30/38	6,667	8,020
4.25%, 9/17/50	10,000	11,088
		65,871
Consumer Discretionary (0.0% (i)):
International Game Technology PLC, 6.50%, 2/15/25, Callable 8/15/24 @ 100 (a)	3,000	2,943

Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	7,333	7,182
Avon International Capital PLC, 6.50%, 8/15/22, Callable 6/5/20 @ 103.94 (a)	8,928	8,408
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	10,000	11,011
Becle SAB de CV, 3.75%, 5/13/25 (a)	7,500	7,339
Hutchison Whampoa International Ltd.
4.63%, 1/13/22 (a)	5,000	5,229
3.63%, 10/31/24 (a)	10,000	10,684
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (a)	20,000	20,465
3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	10,000	10,088
		80,406
Energy (0.3%):
Aker BP ASA, 5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	4,500	4,197
APT Pipelines Ltd., 4.25%, 7/15/27, Callable 4/15/27 @ 100 (a)	6,000	6,339
Petroleos Maxicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100 (a)	6,667	4,841
Petroleos Mexicanos
5.38%, 3/13/22	6,000	5,668
6.84%, 1/23/30, Callable 10/23/29 @ 100 (a)	6,000	4,697
Transocean, Inc., 8.38%, 12/15/21 (b)(j)	2,250	783
		26,525
Financials (8.4%):
ABN AMRO Bank NV
4.75%, 7/28/25 (a)	15,000	16,108
4.80%, 4/18/26 (a)	10,000	10,867

Australia & New Zealand Banking Group Ltd., 4.40%, 5/19/26 (a)	10,000	10,657
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand
5.38%, 4/17/25 (a)	1,786	1,832
5.95% (H15T5Y+300bps), 10/1/28, Callable 10/1/23 @ 100 (a)(c)	1,000	970
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (c)	7,500	7,692
Banque Federative du Credit Mutuel SA, 2.70%, 7/20/22 (a)	5,000	5,132
Barclays PLC
4.84%, 5/9/28, Callable 5/7/27 @ 100	12,300	13,004
5.09% (LIBOR03M+305bps), 6/20/30, Callable 6/20/29 @ 100 (c)	10,000	10,900
BAT International Finance PLC, 3.95%, 6/15/25 (a)	20,000	21,233
BBVA Bancomer SA, 4.38%, 4/10/24 (a)	10,000	10,301
BNP Paribas SA
4.70% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(c)	10,000	10,776
4.38%, 9/28/25 (a)	5,000	5,320
4.38%, 5/12/26 (a)	10,000	10,691
4.63%, 3/13/27 (a)	4,000	4,339
BP Capital Markets PLC
3.28%, 9/19/27, Callable 6/19/27 @ 100	5,000	5,213
3.72%, 11/28/28, Callable 8/28/28 @ 100	10,000	10,692
BPCE SA
3.00%, 5/22/22 (a)	9,200	9,352
4.00%, 9/12/23 (a)	5,000	5,243
3.50%, 10/23/27 (a)	9,524	9,962
3.25%, 1/11/28 (a)	10,000	10,624
Brookfield Finance, Inc., 4.85%, 3/29/29, Callable 12/29/28 @ 100	10,000	10,984
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	2,917	3,019
Commonwealth Bank of Australia, 3.25%, 7/20/23 (a)	10,000	10,731
Co-operatieve Rabobank UA
3.88%, 2/8/22	10,000	10,434
3.95%, 11/9/22	16,903	17,458
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (c)	8,000	8,128
Credit Agricole SA
3.25%, 10/4/24 (a)	14,286	14,893
4.13%, 1/10/27 (a)	15,000	16,374
Credit Suisse Group AG
3.57%, 1/9/23, Callable 1/9/22 @ 100 (a)	11,400	11,662
3.87% (LIBOR03M+141bps), 1/12/29, Callable 1/12/28 @ 100 (a)(c)(f)	4,445	4,712
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	10,000	11,108
Deutsche Bank AG, 4.87% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (c)	10,000	9,034
Enel Finance International NV
4.63%, 9/14/25 (a)	5,000	5,481
3.63%, 5/25/27 (a)	5,000	5,244
HSBC Bank PLC, 2.19% (LIBOR06M+25bps), 12/31/99, Callable 6/30/20 @ 100 (c)(k)	15,000	11,467
HSBC Holdings PLC
3.90%, 5/25/26	10,000	10,900
4.38%, 11/23/26	5,000	5,464
ING Groep NV, 3.95%, 3/29/27	14,100	15,274
Intesa Sanpaolo SpA, 3.25%, 9/23/24 (a)	5,000	4,936
Lloyds Banking Group PLC
3.75%, 1/11/27	25,000	26,616
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (c)	5,000	5,247
Mizuho Financial Group, Inc., 3.17%, 9/11/27	20,000	20,956
National Australia Bank Ltd., 3.00%, 1/20/23	5,000	5,219

Nationwide Building Society
4.00%, 9/14/26 (a)	20,000	20,655
4.12% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a)(c)	12,000	12,217
Nordea Bank Abp, 4.88%, 5/13/21 (a)	11,000	11,357
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(c)	20,000	20,791
Royal Bank of Canada, 4.65%, 1/27/26 (j)	20,000	22,804
Royal Bank of Scotland Group PLC
3.88%, 9/12/23	7,000	7,338
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (c)	4,000	4,238
4.80%, 4/5/26	5,000	5,555
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (c)	10,000	11,519
Santander UK Group Holdings PLC, 3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,096
Santander UK PLC
5.00%, 11/7/23 (a)	7,034	7,397
4.00%, 3/13/24	5,000	5,383
Shell International Finance BV, 3.63%, 8/21/42	10,000	10,476
Siemens Financieringsmaatschappij NV
3.25%, 5/27/25 (a)	20,000	21,387
3.40%, 3/16/27 (a)	10,000	10,907
Silversea Cruise Finance Ltd., 7.25%, 2/1/25, Callable 5/18/20 @ 105.44 (a)(f)	10,000	9,014
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(c)	7,500	7,979
Suncorp-Metway Ltd., 2.80%, 5/4/22 (a)	7,500	7,653
Swedbank AB, 2.65%, 3/10/21 (a)	7,500	7,601
The Bank of Nova Scotia, 4.50%, 12/16/25	10,000	10,940
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (c)	10,000	10,674
Washington Aircraft 1 Co. DAC (NBGA-United States Government), 2.64%, 9/15/26	3,887	3,950
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (c)	10,000	10,598
XLIT Ltd., 4.45%, 3/31/25	5,000	5,500
		687,278
Health Care (0.5%):
Allergan Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	15,000	15,637
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	5,000	5,297
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	5,000	6,020
Teva Pharmaceutical Finance Netherlands BV, 3.15%, 10/1/26	15,000	13,054
		40,008
Industrials (1.9%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (a)	3,195	2,848
4.13%, 11/15/26 (a)(j)	18,213	16,566
3.60%, 9/15/28 (a)	7,914	7,106
3.75%, 6/15/29 (a)	4,987	4,554
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	12,000	12,995
Bombardier, Inc., 7.50%, 3/15/25, Callable 6/5/20 @ 103.75 (a)	10,000	6,445
Canadian National Railway Co., 2.75%, 3/1/26, Callable 12/1/25 @ 100	12,000	12,799
CK Hutchison International Ltd.
2.75%, 10/3/26 (a)(j)	7,500	7,772
3.50%, 4/5/27 (a)	10,000	10,701
3.25%, 9/29/27 (a)	10,000	10,556
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	5,000	4,974
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	11,802	11,985
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	11,032	8,604
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	5,000	4,880

Smiths Group PLC, 3.63%, 10/12/22 (a)	12,250	12,524
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (a)	10,000	10,087
Turkish Airlines Pass Through Trust, 4.20%, 9/15/28 (a)	6,912	5,389
		150,785
Information Technology (0.1%):
Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	4,800	5,061

Materials (1.6%):
Air Liquide Finance SA, 3.50%, 9/27/46, Callable 3/27/46 @ 100 (a)	10,000	10,992
Anglo American Capital PLC
4.88%, 5/14/25 (a)	5,000	5,262
4.00%, 9/11/27 (a)	6,667	6,661
5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	3,125	3,439
ArcelorMittal, 7.00%, 10/15/39	8,000	8,280
Boral Finance Pty Ltd., 3.75%, 5/1/28, Callable 2/1/28 @ 100 (a)	3,462	3,787
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	25,000	19,733
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)	4,000	3,870
Cemex SAB de CV, 7.75%, 4/16/26, Callable 4/16/21 @ 103.88 (a)	9,250	8,623
Fresnillo PLC, 5.50%, 11/13/23 (a)	20,000	20,958
Industrias Penoles SAB de CV, 4.15%, 9/12/29, Callable 6/12/29 @ 100 (a)	2,500	2,373
Kinross Gold Corp.
5.95%, 3/15/24, Callable 12/15/23 @ 100	10,000	10,981
4.50%, 7/15/27, Callable 4/15/27 @ 100	2,000	2,094
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (f)	1,925	1,977
Teck Resources Ltd., 6.13%, 10/1/35	12,334	12,274
Vale Overseas Ltd., 6.25%, 8/10/26	9,000	9,872
		131,176
Real Estate (0.1%):
Scentre Group Trust 1/Scentre Group Trust 2, 3.25%, 10/28/25, Callable 7/30/25 @ 100 (a)	10,000	10,013

Sovereign Bond (0.1%):
Caribbean Development Bank, 4.38%, 11/9/27 (a)	5,000	5,134

Utilities (0.6%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (a)	5,000	4,751
Electricite de France SA, 5.25% (USSW10+371bps), Callable 1/29/23 @ 100 (a)(c)(k)	20,000	19,940
ENEL Chile SA, 4.88%, 6/12/28, Callable 3/12/28 @ 100	10,000	10,800
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100 (j)	10,000	10,154
Transelec SA, 3.88%, 1/12/29, Callable 10/16/28 @ 100 (a)	3,500	3,510
		49,155
Total Yankee Dollar (Cost $1,220,739)		1,254,355

Government National Mortgage Association (0.0%) (i)
Pass-throughs (0.0%) (i)
Government National Mortgage Assoc.
6.00%, 8/20/32	327	377
Total Government National Mortgage Association (Cost $328)		377

Municipal Bonds (8.0%)
Alabama (0.1%):
The Water Works Board of the City of Birmingham Revenue
2.70%, 1/1/29	3,000	3,136

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.80%, 1/1/30, Continuously Callable @100	$3,000	$3,138
		6,274
California (0.8%):
Industry Public Facilities Authority Tax Allocation (INS-Assured Guaranty Municipal Corp.)
Series A, 3.47%, 1/1/21	5,000	5,011
Series A, 3.82%, 1/1/22	5,000	5,056
Las Virgenes Unified School District, GO, Series C1, 5.54%, 8/1/25	1,250	1,429
Placentia-Yorba Linda Unified School District, GO, 5.40%, 8/1/21	850	890
Port of Oakland Revenue
4.50%, 5/1/32, Pre-refunded 5/1/22 @ 100	75	80
4.50%, 5/1/32, Continuously Callable @100	11,625	12,329
Series P, 4.50%, 5/1/30, Continuously Callable @100	5,000	5,306
Riverside Community College District, GO
Series B, 3.49%, 8/1/23	4,250	4,530
Series B, 3.61%, 8/1/24	3,000	3,258
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	10,000	10,463
San Marcos Redevelopment Agency Successor Agency Tax Allocation
Series B, 4.02%, 10/1/25	5,250	5,822
Series B, 4.47%, 10/1/29	6,500	7,547
Torrance Unified School District, GO, Series B, 5.52%, 8/1/21	2,000	2,102
Vista Redevelopment Agency Successor Agency Tax Allocation (INS-Assured Guaranty Municipal Corp.), Series A, 4.13%, 9/1/30, Continuously Callable @100	2,590	2,808
		66,631
Colorado (0.1%):
County of El Paso Co. Revenue, 4.47%, 10/1/35	5,000	5,948

Connecticut (0.7%):
City of Bridgeport, GO
Series A, 4.03%, 8/15/28	10,000	10,898
Series A, 4.08%, 8/15/29, Continuously Callable @100	7,380	8,037
City of New Haven, GO, Series B, 4.68%, 8/1/31, Continuously Callable @100	10,000	11,256
State of Connecticut, GO
Series A, 3.23%, 1/15/25	5,000	5,344
Series A, 3.43%, 4/15/28	1,500	1,630
Series A, 3.90%, 9/15/28	2,500	2,808
Town of Hamden, GO, 4.93%, 8/15/30, Continuously Callable @100	3,845	4,345
Town of Stratford, GO, 5.75%, 8/15/30, Continuously Callable @100	10,000	11,200
		55,518
Florida (0.5%):
City of Jacksonville Florida Revenue, 2.37%, 10/1/20	3,000	3,005
County of Broward Florida Airport System Revenue, Series C, 2.91%, 10/1/32, Continuously Callable @100	9,500	9,520
County of Miami-Dade Aviation Revenue
Series B, 2.70%, 10/1/26	8,250	8,408
Series B, 3.38%, 10/1/30, Continuously Callable @100	2,500	2,620

Palm Beach County School District Certificate participation, 5.40%, 8/1/25	6,000	6,984
The School Board of Miami-Dade County Certificate participation (INS-Assured Guaranty Municipal Corp.), Series B, 5.38%, 5/1/31, Continuously Callable @100	10,000	10,346
		40,883
Georgia (0.3%):
Athens Housing Authority Revenue
2.54%, 12/1/27	3,405	3,465
2.59%, 12/1/28	4,585	4,651
2.69%, 12/1/29	4,740	4,817
Atlanta & Fulton County Recreation Authority Revenue
3.80%, 12/15/37	2,000	2,174
4.00%, 12/15/46	1,500	1,696
Savannah Hospital Authority Revenue, 3.99%, 7/1/38	5,000	5,574
		22,377
Hawaii (0.5%):
City & County of Honolulu, GO
2.81%, 11/1/23, Pre-refunded 11/1/22 @ 100	900	931
3.06%, 11/1/25, Pre-refunded 11/1/22 @ 100	680	708
3.16%, 11/1/26, Pre-refunded 11/1/22 @ 100	775	809
3.26%, 11/1/27, Pre-refunded 11/1/22 @ 100	625	654
3.36%, 11/1/28, Pre-refunded 11/1/22 @ 100	690	723
State of Hawaii Department of Budget & Finance Revenue
3.25%, 1/1/25	3,000	3,039
3.10%, 5/1/26	7,235	7,344
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	15,000	15,613
State of Hawaii, GO, 2.80%, 10/1/27, Continuously Callable @100	7,000	7,286
		37,107
Idaho (0.1%):
Idaho State Building Authority Revenue
3.78%, 9/1/30, Continuously Callable @100	2,500	2,758
3.93%, 9/1/31, Continuously Callable @100	2,120	2,352
3.98%, 9/1/32, Continuously Callable @100	2,000	2,218
		7,328
Illinois (0.5%):
Chicago Midway International Airport Revenue
Series A, 5.00%, 1/1/25, Continuously Callable @100	6,500	6,933
Series A, 5.00%, 1/1/26, Continuously Callable @100	8,000	8,525
Chicago O'Hare International Airport Revenue, Series B, 5.00%, 1/1/21	5,000	5,089
City of Chicago Wastewater Transmission Revenue, 5.84%, 1/1/35	6,500	8,563
Illinois Finance Authority Revenue
3.55%, 8/15/29	2,025	2,192
3.60%, 8/15/30	3,000	3,263
Winnebago & Boone Counties School District No 205 Rockford, GO, 3.80%, 12/1/26, Continuously Callable @100	4,500	4,920
		39,485
Indiana (0.2%):
Indiana Finance Authority Revenue
Series A, 3.62%, 7/1/36	1,500	1,682
Series B, 3.43%, 9/15/32, Continuously Callable @100	4,500	4,578
Series C, 4.36%, 7/15/29	4,955	5,757
Series C, 4.53%, 7/15/31	4,260	5,082
		17,099
Kansas (0.2%):
Kansas Development Finance Authority Revenue, Series H, 4.73%, 4/15/37	10,000	12,274

Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue
3.72%, 12/1/26	2,335	2,491
3.82%, 12/1/27	1,985	2,143

3.92%, 12/1/28, Continuously Callable @100	1,000	1,084
4.02%, 12/1/29, Continuously Callable @100	1,500	1,632
4.12%, 12/1/30, Continuously Callable @100	1,300	1,422
Kentucky Economic Development Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), 3.62%, 12/1/25	1,000	1,056
		9,828
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.24%, 8/1/28 (b)	18,912	19,663

Maine (0.1%):
Maine Municipal Bond Bank Revenue, 4.25%, 6/1/23	5,000	5,295

Maryland (0.1%):
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,290	2,453
Series B, 4.15%, 6/1/28	2,390	2,589
Series B, 4.25%, 6/1/29	2,495	2,732
Series B, 4.35%, 6/1/30	1,325	1,468
Series B, 4.40%, 6/1/31	1,385	1,546
		10,788
Massachusetts (0.1%):
Massachusetts School Building Authority Revenue, Series B, 2.97%, 10/15/32, Continuously Callable @100	6,500	6,656

Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	10,000	10,277

Mississippi (0.2%):
State of Mississippi, GO
Series D, 3.73%, 10/1/32	10,000	11,785
Series E, 2.83%, 12/1/24	1,800	1,902
Series E, 3.03%, 12/1/25	2,000	2,142
		15,829
Missouri (0.0%): (i)
University of Missouri Revenue, 2.01%, 11/1/27, Continuously Callable @100 (d)	3,000	3,013

New Jersey (0.7%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,818
Series A, 4.29%, 9/1/26	2,415	2,738
New Jersey Economic Development Authority Revenue
5.25%, 9/1/22, Continuously Callable @100	2,700	2,729
Series C, 5.71%, 6/15/30	2,500	3,064
Series NNN, 3.77%, 6/15/31	10,000	10,135
Series YY, 4.45%, 6/15/20	14,310	14,344
New Jersey Educational Facilities Authority Revenue, Series E, 4.02%, 7/1/39	3,000	3,221
New Jersey Transportation Trust Fund Authority Revenue
5.50%, 12/15/22	3,320	3,454
4.08%, 6/15/39	3,845	3,779
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,148
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	1,810	2,091
South Jersey Port Corp. Revenue
Series B, 5.00%, 1/1/25	500	520
Series B, 5.00%, 1/1/26	1,000	1,043
Series B, 5.00%, 1/1/27	1,000	1,047
Series B, 5.00%, 1/1/28	500	525
		56,656
New Mexico (0.0%): (i)
County of Sandoval Revenue, 2.72%, 6/1/20	1,000	1,000

New York (0.5%):
Long Island Power Authority Revenue
Series B, 3.98%, 9/1/25	2,500	2,716

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.13%, 9/1/26	$2,500	$2,759
Long Island Power Authority Revenue, Build America Bond, 5.25%, 5/1/22	10,000	10,627
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 2/1/35, Continuously Callable @100	5,000	5,112
New York State Dormitory Authority Revenue, 5.10%, 8/1/34	11,400	13,592
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	3,846	3,809
Town of Oyster Bay, GO, 3.95%, 2/1/21	1,500	1,532
		40,147
Ohio (0.2%):
City of Cleveland Airport System Revenue
Series A, 2.88%, 1/1/31	1,230	1,263
Series A, 2.93%, 1/1/32	2,990	3,067
Series A, 2.98%, 1/1/33	3,190	3,246
Cleveland Department of Public Utilities Division of Public Power Revenue, 5.50%, 11/15/38, Pre-refunded 11/15/24 @ 100	10,000	12,159
		19,735
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	10,250	12,021

Other Territories (0.0%): (i)
Federal Home Loan Mortgage Corp. Revenue, Series A, 1.60%, 8/15/51, (Put Date 6/15/22) (p)	3,056	3,116

Pennsylvania (0.5%):
Commonwealth Financing Authority Revenue, Series A, 3.86%, 6/1/38	5,045	5,471
Pennsylvania Economic Development Financing Authority Revenue, Series B, 3.20%, 11/15/27	1,375	1,447
Pennsylvania IDA Revenue, 3.56%, 7/1/24 (a)	10,000	10,362
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(p)	2,810	2,916
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (a)(p)	1,415	1,470
State Public School Building Authority Revenue, 3.15%, 4/1/30	6,460	6,806
State Public School Building Authority Revenue (INS-Build America Mutual Assurance Co.), Series B-1, 4.08%, 12/1/23	1,300	1,419
The School District of Philadelphia, GO, 5.06%, 9/1/42	10,000	10,595
		40,486
South Carolina (0.1%):
South Carolina Public Service Authority Revenue, Series D, 4.77%, 12/1/45	10,000	11,613

Tennessee (0.2%):
Jackson Energy Authority Revenue
2.90%, 4/1/22	2,000	2,056
3.05%, 4/1/23	2,745	2,868
Series E, 3.20%, 4/1/24, Continuously Callable @100	3,915	4,094
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Series B, 4.05%, 7/1/26, Continuously Callable @100	8,000	8,575
		17,593
Texas (0.7%):
Austin Community College District Public Facility Corp. Revenue, Build America Bond
Series A, 6.76%, 8/1/30, Pre-refunded 8/1/20 @ 100	1,550	1,568
Series A, 6.91%, 8/1/35, Pre-refunded 8/1/20 @ 100	2,000	2,024
City of Houston Combined Utility System Revenue, 5.00%, 11/15/33, Continuously Callable @100	5,000	5,098
Colony Local Development Corp. Revenue (INS-Berkshire Hathaway Assurance Corp.), Series A, 4.38%, 10/1/33	9,000	9,889

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Dallas/Fort Worth International Airport Revenue
4.00%, 11/1/21, Pre-refunded 11/1/20 @ 100	$12,570	$12,754
Series A, 4.44%, 11/1/21	2,265	2,346
Ector County Hospital District Revenue, Build America Bond, Series B, 7.18%, 9/15/35, Continuously Callable @100	9,700	9,785
Harris County Cultural Education Facilities Finance Corp. Revenue
Series B, 2.10%, 5/15/22	875	872
Series B, 2.17%, 5/15/23	1,000	996
Series B, 2.57%, 5/15/26	1,000	1,004
McLennan County Public Facility Corp. Revenue, 3.90%, 6/1/29, Continuously Callable @100	2,000	2,104
Port of Corpus Christi Authority of Nueces County Revenue, 3.49%, 12/1/25	1,000	1,065
State of Texas, GO, 3.00%, 4/1/28	3,850	4,207
		53,712
Wisconsin (0.1%):
State of Wisconsin Revenue, Series A, 2.40%, 5/1/30	4,000	4,040
Total Municipal Bonds (Cost $607,503)		652,392

U.S. Government Agency Mortgages (6.0%)
Federal Home Loan Mortgage Corp.
5.00%, 6/1/20 - 1/1/21	62	62
5.50%, 11/1/20 - 4/1/36	850	966
Series K018, Class X1, 1.44%, 1/25/22 (e)(g)	53,883	813
Series K020, Class X1, 1.50%, 5/25/22 (e)(g)	85,296	1,792
Series K021, Class X1, 1.55%, 6/25/22 (e)(g)	66,177	1,520
Series K025, Class X1, 0.94%, 10/25/22 (e)(g)	63,601	1,007
Series K026, Class X1, 1.09%, 11/25/22 (e)(g)	88,618	1,713
Series K028, Class A2, 3.11%, 2/25/23	4,000	4,223
Series K045, Class A2, 3.02%, 1/25/25	10,000	10,873
Series KPLB, Class A, 2.77%, 5/25/25	17,000	18,385
Series K049, Class A2, 3.01%, 7/25/25	8,000	8,735
Series KC02, Class A2, 3.37%, 7/25/25 (f)	10,000	11,084
Series KIR1, Class A2, 2.85%, 3/25/26 (f)	12,000	13,051
Series K056, Class AM, 2.59%, 5/25/26	10,000	10,664
Series K062, Class A2, 3.41%, 12/25/26 (f)	10,000	11,294
Series K063, Class A2, 3.43%, 1/25/27 (e)	9,000	10,171
Series S8FX, Class A1, 3.02%, 3/25/27	11,911	13,145
Series KIR2, Class A2, 3.17%, 3/25/27	9,500	10,688
Series K064, Class AM, 3.33%, 3/25/27 (e)	8,420	9,508
Series K068, Class A2, 3.24%, 8/25/27	4,533	5,091
Series K075, Class A2, 3.65%, 2/25/28 (e)	3,000	3,463
Series K153, Class A2, 3.29%, 3/25/29 (e)	7,500	8,574
Series 4818, Class VD, 4.00%, 6/15/29	8,673	8,869
Series K095, Class A2, 2.79%, 6/25/29	8,750	9,750
Series K097, Class AM, 2.22%, 7/25/29	5,000	5,334
Series K097, Class A2, 2.51%, 7/25/29	8,000	8,754
Series K096, Class A2, 2.52%, 7/25/29	9,000	9,845
Series KG02, Class A2, 2.41%, 8/25/29	9,091	9,927
Series K100, Class A2, 2.67%, 9/25/29	5,455	6,066
Series K151, Class A3, 3.51%, 4/25/30	15,500	17,934
Series K158, Class A2, 3.90%, 12/25/30 - 10/25/33 (e)	12,000	14,072
Series K153, Class A3, 3.12%, 10/25/31 (e)	4,855	5,483
Series K-1510, Class A3, 3.79%, 1/25/34	19,200	22,826
Series K-1512, Class A3, 3.06%, 4/25/34	5,500	6,213

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.50%, 5/1/42 - 5/1/47	$25,443	$27,293
		309,188
Federal National Mortgage Association
5.50%, 7/1/21 - 5/1/38	5,050	5,794
7.00%, 10/1/22 - 3/1/23	7	7
Series 2016-M2, Class AV2, 2.15%, 1/25/23	6,988	7,148
Series 2017-M15, Class AV2, 2.71%, 11/25/24 (e)	4,834	5,153
Series 2017-M2, Class A2, 2.89%, 2/25/27 (e)	3,500	3,836
Series M7, Class A2, 2.96%, 2/25/27 (e)	2,500	2,771
2.50%, 2/1/28 - 11/1/34	15,090	15,787
Series M4, Class A2, 3.15%, 3/25/28 (e)	7,105	7,916
Series 2019-M12, Class A2, 2.89%, 5/25/29 (e)	8,000	8,870
6.50%, 4/1/31 - 3/1/32	430	504
5.00%, 6/1/33	1,055	1,195
6.00%, 5/1/36 - 8/1/37	1,772	2,084
4.00%, 4/1/48 - 2/1/50	52,553	55,946
3.50%, 9/1/49 - 2/1/50 (f)	37,920	40,024
3.00%, 2/1/50	19,706	20,799
		177,834
Government National Mortgage Association
7.00%, 5/15/23 - 7/15/32	639	714
6.50%, 6/15/23 - 10/15/31	927	1,035
7.50%, 7/15/23 - 12/15/28	342	376
6.00%, 8/15/28 - 1/15/33	1,772	1,989
5.50%, 4/20/33	350	402
5.00%, 8/15/33	2,080	2,348
		6,864
Government National Mortgage Association
7.50%, 5/15/27 - 8/15/29	110	125
		125
Total U.S. Government Agency Mortgages (Cost $458,692)		494,011

U.S. Treasury Obligations (7.5%)
U.S. Treasury Bonds
2.38%, 1/15/25	40,000	61,763
0.88%, 1/15/29	10,000	11,389
3.88%, 8/15/40	15,000	22,573
2.75%, 8/15/42 (f)	15,000	19,507
2.75%, 11/15/42	10,000	13,016
3.38%, 5/15/44	5,000	7,216
3.00%, 11/15/44	25,000	34,215
2.50%, 2/15/45 (f)	55,000	69,455
2.50%, 2/15/46	15,000	19,057
2.25%, 8/15/46 (f)	42,950	52,298
2.88%, 11/15/46 (f)	10,000	13,637
2.75%, 11/15/47 (f)	12,000	16,110
3.00%, 2/15/49	10,000	14,164
U.S. Treasury Notes
2.63%, 11/15/20	50,000	50,668
1.50%, 8/31/21	10,000	10,176
2.00%, 2/15/22	15,000	15,480
2.38%, 1/31/23 (f)	5,000	5,293
2.00%, 2/15/23	10,000	10,489
2.50%, 5/15/24	5,000	5,438
2.50%, 1/31/25 (f)	5,000	5,507

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
2.00%, 2/15/25	$70,000	$75,458
1.63%, 2/15/26	40,000	42,688
2.38%, 5/15/27 (f)	10,000	11,289
2.25%, 8/15/27	10,000	11,236
2.25%, 11/15/27	10,000	11,267
Total U.S. Treasury Obligations (Cost $516,300)		609,389

Commercial Paper (0.8%)
Canadian Nat Resources, 0.80%, 5/1/20 (a)(q)	3,300	3,300
CenterPoint Energy Resources
0.52%, 5/1/20 (a)(q)	15,000	15,000
0.57%, 5/4/20 (a)(q)	25,000	24,998
Daimler Finance NA LLC, 0.80%, 5/1/20 (a)(q)	20,160	20,160
Total Commercial Paper (Cost $63,459)		63,458

Collateral for Securities Loaned^ (0.3%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (r)	17,091,781	17,092
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (r)	7,393,694	7,394
Total Collateral for Securities Loaned (Cost $24,485)		24,485
Total Investments (Cost $7,763,087) — 98.3%		8,024,565
Other assets in excess of liabilities — 1.7%		139,677
NET ASSETS - 100.00%		$8,164,242

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $2,062,776 (thousands) and amounted to 25.7% of net assets.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2020, illiquid securities were 1.1% of the Fund's net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2020.
(d)	Security purchased on a when-issued basis.
(e)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2020.
(f)	All or a portion of this security has been designated as collateral for securities purchased on a when-issued basis.
(g)	Security is interest only.
(h)	Rounds to less than $1 thousand.
(i)	Amount represents less than 0.05% of net assets.
(j)	All or a portion of this security is on loan.
(k)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(l)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Defaulted security.
(n)	At April 30, 2020, the issuer was in bankruptcy.
(o)	Stepped-coupon security converts to coupon form on 11/09/22 with a rate of 2.85%.
(p)	Put Bond.
(q)	Rate represents the effective yield at April 30, 2020.
(r)	Rate disclosed is the daily yield on April 30, 2020.

ADR—American Depositary Receipt
AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority

LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of April 30, 2020.
USSW10—USD 10 Year Swap Rate, rate disclosed as of April 30, 2020
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2020.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Income Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (5.4%):
Activision Blizzard, Inc.	18,720	$1,193
AT&T, Inc.	230,545	7,025
Comcast Corp. Class A	397,714	14,966
Omnicom Group, Inc.	247,083	14,091
The Walt Disney Co.	41,467	4,485
Verizon Communications, Inc.	1,436,607	82,533
		124,293
Consumer Discretionary (11.0%):
Best Buy Co., Inc.	302,771	23,232
Expedia Group, Inc.	84,900	6,026
Foot Locker, Inc.	177,705	4,555
Ford Motor Co. (a)	1,820,979	9,269
Garmin Ltd.	41,297	3,352
General Motors Co. Class C	369,400	8,234
Genuine Parts Co.	148,422	11,767
H&R Block, Inc.	229,056	3,814
Kohl's Corp.	160,306	2,959
L Brands, Inc.	164,278	1,953
Las Vegas Sands Corp.	202,504	9,724
Lowe's Cos., Inc.	135,631	14,207
McDonald's Corp.	121,326	22,756
Nike, Inc. Class B	142,828	12,452
Starbucks Corp.	347,111	26,634
Target Corp.	290,735	31,906
The Gap, Inc.	390,927	3,174
The Home Depot, Inc.	218,795	48,098
The TJX Cos., Inc.	178,800	8,770
		252,882
Consumer Staples (14.3%):
Campbell Soup Co.	163,380	8,166
Colgate-Palmolive Co.	291,400	20,477
General Mills, Inc.	313,901	18,799
Ingredion, Inc.	46,283	3,758
Kimberly-Clark Corp.	199,312	27,600
PepsiCo, Inc.	98,915	13,085
Philip Morris International, Inc.	361,634	26,978
Sysco Corp.	127,100	7,152
The Clorox Co.	55,045	10,263
The Hershey Co.	30,676	4,062
The J.M. Smucker Co.	72,540	8,336
The Procter & Gamble Co.	653,008	76,969
Walgreens Boots Alliance, Inc.	598,108	25,892
Walmart, Inc.	646,885	78,629
		330,166
Energy (3.7%):
Chevron Corp.	156,556	14,403
EOG Resources, Inc.	32,713	1,554
Exxon Mobil Corp.	611,100	28,397
Occidental Petroleum Corp.	89,189	1,481
ONEOK, Inc.	141,581	4,238
Phillips 66	149,550	10,943
Schlumberger Ltd.	236,167	3,972
Valero Energy Corp.	325,280	20,606
		85,594

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Financials (16.8%):
Aflac, Inc.	338,432	$12,603
American Express Co.	100,339	9,156
American Financial Group, Inc.	113,186	7,497
Ameriprise Financial, Inc.	53,857	6,190
Bank of America Corp.	1,011,147	24,317
Capital One Financial Corp.	102,454	6,635
Cboe Global Markets, Inc.	34,324	3,411
Citigroup, Inc.	323,653	15,717
CME Group, Inc.	7,796	1,389
Comerica, Inc.	138,000	4,811
Discover Financial Services	198,954	8,549
Everest Re Group Ltd.	38,367	6,642
FactSet Research Systems, Inc.	16,664	4,583
Fidelity National Financial, Inc.	92,314	2,497
Fifth Third Bancorp	370,125	6,918
Franklin Resources, Inc. (a)	666,069	12,549
Huntington Bancshares, Inc.	1,174,027	10,848
Intercontinental Exchange, Inc.	65,964	5,900
Invesco Ltd.	479,896	4,137
JPMorgan Chase & Co.	184,529	17,670
M&T Bank Corp.	74,600	8,361
Marsh & McLennan Cos., Inc.	29,145	2,837
MetLife, Inc.	274,390	9,900
Nasdaq, Inc.	52,778	5,788
People's United Financial, Inc.	802,500	10,184
Principal Financial Group, Inc.	43,251	1,575
Prudential Financial, Inc.	76,387	4,764
RenaissanceRe Holdings Ltd.	76,000	11,097
S&P Global, Inc.	59,153	17,326
T. Rowe Price Group, Inc.	48,682	5,629
The Allstate Corp.	218,304	22,207
The Bank of New York Mellon Corp.	236,976	8,896
The Hanover Insurance Group, Inc.	60,791	6,102
The Hartford Financial Services Group, Inc.	259,600	9,862
The PNC Financial Services Group, Inc.	179,900	19,190
The Progressive Corp.	119,300	9,222
The Travelers Cos., Inc.	86,863	8,791
Truist Financial Corp.	110,159	4,111
U.S. Bancorp	321,126	11,721
Unum Group	126,436	2,206
Wells Fargo & Co.	1,081,921	31,429
Zions Bancorp NA	238,300	7,533
		390,750
Health Care (11.7%):
Abbott Laboratories	80,537	7,417
AbbVie, Inc.	354,993	29,180
Amgen, Inc.	135,991	32,532
Anthem, Inc.	7,942	2,230
Becton Dickinson & Co.	16,526	4,173
Bristol-Myers Squibb Co.	174,107	10,587
Cardinal Health, Inc.	342,205	16,932
Danaher Corp.	25,265	4,130
Johnson & Johnson	508,808	76,342
McKesson Corp.	20,159	2,847
Medtronic PLC	307,143	29,986
Merck & Co., Inc.	482,638	38,292
Pfizer, Inc.	207,383	7,955

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Stryker Corp.	40,000	$7,457
		270,060
Industrials (11.4%):
3M Co.	43,868	6,664
Alaska Air Group, Inc.	128,300	4,172
Allegion PLC	67,010	6,737
Allison Transmission Holdings, Inc.	235,100	8,544
C.H. Robinson Worldwide, Inc.	226,805	16,080
Cummins, Inc.	84,469	13,811
Delta Air Lines, Inc.	436,713	11,316
Eaton Corp. PLC	186,343	15,560
Honeywell International, Inc.	161,932	22,979
Illinois Tool Works, Inc.	99,757	16,210
Johnson Controls International PLC	132,435	3,855
Lennox International, Inc.	36,693	6,850
Lockheed Martin Corp.	86,100	33,498
Nielsen Holdings PLC	233,929	3,446
PACCAR, Inc.	152,818	10,580
Republic Services, Inc.	192,219	15,058
Robert Half International, Inc.	122,700	5,800
Rockwell Automation, Inc.	41,688	7,899
Snap-on, Inc.	13,343	1,738
Southwest Airlines Co.	143,204	4,475
The Boeing Co.	49,067	6,919
The Toro Co.	102,442	6,537
United Parcel Service, Inc. Class B	105,300	9,968
Waste Management, Inc.	228,300	22,835
		261,531
Information Technology (8.8%):
Apple, Inc.	89,701	26,354
Cisco Systems, Inc.	706,120	29,926
Intel Corp.	483,555	29,004
International Business Machines Corp.	224,886	28,237
Juniper Networks, Inc.	35,573	768
Microsoft Corp.	38,703	6,936
Oracle Corp.	434,654	23,024
QUALCOMM, Inc.	312,482	24,583
Texas Instruments, Inc.	289,629	33,617
The Western Union Co.	44,878	856
		203,305
Materials (2.4%):
Air Products & Chemicals, Inc.	100,953	22,773
Eastman Chemical Co.	39,985	2,419
LyondellBasell Industries NV Class A	243,712	14,123
Martin Marietta Materials, Inc.	8,898	1,693
Nucor Corp.	80,640	3,322
Packaging Corp. of America	37,818	3,655
Steel Dynamics, Inc.	114,105	2,769
Westrock Co.	95,285	3,067
		53,821
Real Estate (5.0%):
Alexandria Real Estate Equities, Inc.	31,070	4,881
AvalonBay Communities, Inc.	43,268	7,051
Boston Properties, Inc.	11,429	1,111
Cyrusone, Inc.	60,436	4,240
Digital Realty Trust, Inc.	50,921	7,612

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Income Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Equity Residential	67,890	$4,417
Essex Property Trust, Inc.	21,434	5,232
Healthpeak Properties, Inc.	118,674	3,102
Host Hotels & Resorts, Inc.	352,560	4,340
Jones Lang LaSalle, Inc.	89,454	9,445
Prologis, Inc.	102,013	9,102
Public Storage	60,100	11,145
Realty Income Corp.	112,267	6,166
Regency Centers Corp.	34,142	1,499
Simon Property Group, Inc.	159,885	10,675
Ventas, Inc.	270,449	8,749
VEREIT, Inc.	289,584	1,587
VICI Properties, Inc.	131,046	2,283
Vornado Realty Trust	46,295	2,029
W.P. Carey, Inc.	29,676	1,952
Welltower, Inc.	116,068	5,946
Weyerhaeuser Co.	177,540	3,883
		116,447
Utilities (9.3%):
AES Corp.	372,728	4,939
Alliant Energy Corp.	87,080	4,228
Ameren Corp. (a)	131,407	9,560
American Electric Power Co., Inc.	82,198	6,831
CenterPoint Energy, Inc. (a)	288,364	4,911
CMS Energy Corp. (a)	281,089	16,047
Consolidated Edison, Inc.	73,821	5,817
Dominion Energy, Inc.	220,400	16,999
DTE Energy Co.	67,039	6,955
Duke Energy Corp.	292,500	24,764
Entergy Corp.	59,446	5,678
Evergy, Inc.	271,168	15,844
Eversource Energy	125,616	10,137
Exelon Corp.	198,737	7,369
NextEra Energy, Inc.	36,092	8,342
Pinnacle West Capital Corp.	75,704	5,828
PPL Corp.	398,361	10,126
Sempra Energy	53,688	6,649
The Southern Co.	156,100	8,856
WEC Energy Group, Inc.	222,264	20,127
Xcel Energy, Inc.	233,690	14,853
		214,860
Total Common Stocks (Cost $2,354,658)		2,303,709

Collateral for Securities Loaned^ (0.0%) (b)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (c)	593,835	594
Total Collateral for Securities Loaned (Cost $594)		594
Total Investments (Cost $2,355,252) — 99.8%		2,304,303
Other assets in excess of liabilities — 0.2%		3,970
NET ASSETS - 100.00%		$2,308,273

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Amount represents less than 0.05% of net assets.
(c)	Rate disclosed is the daily yield on April 30, 2020.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (7.5%)
AccessLex Institute, Series 2004-2, Class A3, 1.18% (LIBOR03M+19bps), 10/25/24, Callable 7/25/31 @ 100 (a)	$2,746	$2,576
Americredit Automobile Receivables Trust, Series 2018-1, Class D, 3.82%, 3/18/24, Callable 8/18/22 @ 100	6,360	6,444
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 1/15/23 @ 100 (b)	1,470	1,356
Ascentium Equipment Receivables Trust, Series 2018-2A, Class B, 3.76%, 5/10/24, Callable 11/10/22 @ 100 (b)	3,244	3,301
Avis Budget Rental Car Funding Aesop LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26 (b)	4,000	3,409
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 2/15/23 @ 100 (b)	3,790	3,711
Cabela's Credit Card Master Note Trust, Series 2013-1A, Class A, 2.71%, 2/17/26 (b)	3,805	3,776
Canadian Pacer Auto Receivables Trust, Series 2019-1, Class C, 3.75%, 7/21/25, Callable 9/19/22 @ 100 (b)	3,000	2,950
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 9/19/23 @ 100 (b)	2,000	1,865
Carmax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 9/15/23 @ 100	4,230	4,022
Carmax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 12/15/22 @ 100	1,923	1,933
Carmax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 3/15/24 @ 100	1,083	1,083
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (b)	5,000	4,936
Credit Acceptance Auto Loan Trust, Series 2018-2, Class C, 4.16%, 9/15/27, Callable 3/15/21 @ 100 (b)	8,720	8,785
Credit Acceptance Auto Loan Trust, Series 2017-3, Class C, 3.48%, 10/15/26, Callable 11/15/21 @ 100 (b)	9,665	9,633
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (b)	3,325	3,366
Credit Acceptance Auto Loan Trust, Series 2018-1, Class C, 3.77%, 6/15/27, Callable 7/15/21 @ 100 (b)	2,000	2,017
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 1/15/24 @ 100 (b)	5,000	4,744
Dell Equipment Finance Trust, Series 2017-2, Class D, 3.27%, 10/23/23, Callable 8/22/20 @ 100 (b)	3,250	3,248
Dell Equipment Finance Trust, Series 2020-1, Class C, 4.26%, 6/22/23, Callable 10/22/22 @ 100 (b)	1,750	1,750
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (b)	775	775
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 10/15/21 @ 100	5,000	5,032
Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24, Callable 3/15/21 @ 100 (b)	844	850
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44 (b)	5,000	4,947
Enterprise Fleet Financing LLC, Series 2019-3, Class A2, 2.06%, 5/20/25 (b)	2,500	2,474

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Evergreen Credit Card Trust, Series 2019-3, Class C, 2.71%, 10/16/23 (b)	$4,000	$4,026
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/24 (b)	2,096	2,055
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 9/15/22 @ 100 (b)	3,731	3,704
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 12/15/24 @ 100 (b)	2,273	2,203
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 7/15/22 @ 100 (b)	5,550	5,553
Exeter Automobile Receivables Trust, Series 2018-1, Class C, 3.03%, 1/17/23, Callable 1/15/22 @ 100 (b)	1,838	1,842
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (b)	1,875	1,773
Flagship Credit Auto Trust, Series 2017-4, Class B, 2.66%, 10/17/22, Callable 8/15/22 @ 100 (b)	2,500	2,500
Flagship Credit Auto Trust, Series 2018-4, Class C, 4.11%, 10/15/24, Callable 8/15/23 @ 100 (b)	1,210	1,214
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49%, 12/16/24, Callable 12/16/23 @ 100	2,000	2,000
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2A, 1.50%, 3/16/23, Callable 12/16/23 @ 100	2,000	2,000
Goal Capital Funding Trust, Series 2005-2, Class A4, 1.88% (LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (a)	9,264	8,710
Hertz Vehicle Financing II LP, Series 2017-1A, Class A, 2.96%, 10/25/21 (b)	10,000	9,320
Hertz Vehicle Financing LP, Series 2019-3A, Class B, 3.03%, 12/26/25 (b)	7,000	4,781
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (b)	1,000	939
Hertz Vehicle Financing LP, Series 2017-2A, Class A, 3.29%, 10/25/23 (b)	4,333	4,091
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (c)	7,120	6,184
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (b)	2,851	2,749
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (b)	1,750	1,744
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (b)	1,350	1,321
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (b)	2,125	2,108
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (b)	833	825
NP SPE II LLC, Series 2017-1A, Class A2, 4.22%, 10/21/47, Callable 10/20/27 @ 100 (b)	5,875	5,581
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (b)	12,343	11,958
NP SPE II LLC, Series 2019-2A, Class A2, 3.10%, 11/19/49 (b)	9,576	8,889
Santander Drive Auto Receivables Trust, Series 2017-3, Class D, 3.20%, 11/15/23, Callable 9/15/21 @ 100	1,450	1,444
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03%, 2/15/24, Callable 4/15/24 @ 100	1,063	1,063
Santander Drive Auto Receivables Trust, Series 2018-5, Class D, 4.19%, 12/16/24, Callable 1/15/22 @ 100	4,275	4,309

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.88%, 2/15/24, Callable 11/15/21 @ 100	$1,665	$1,680
Sapphire Aviation Finance Ltd., Series 2018-1A, Class A, 4.25%, 3/15/40 (c)	1,942	1,591
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 5/20/20 @ 100 (b)	6,366	6,149
SCF Equipment Leasing LLC, Series 2018-1, Class B, 3.97%, 12/20/25, Callable 5/20/20 @ 100 (b)	1,000	940
SCF Equipment Leasing LLC, Series 2019-2, Class C, 3.11%, 6/21/27, Callable 2/20/25 @ 100 (b)	5,500	4,575
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A4, 2.29%, 3/25/22, Callable 12/25/20 @ 100 (b)	3,700	3,699
SLM Student Loan Trust, Series 2006-2, Class B, 1.21% (LIBOR03M+22bps), 1/25/41, Callable 4/25/32 @ 100 (a)	1,893	1,636
SLM Student Loan Trust, Series 2003-14, Class B, 1.54% (LIBOR03M+55bps), 10/25/65, Callable 10/25/28 @ 100 (a)	675	606
SLM Student Loan Trust, Series 2012-6, Class B, 1.49% (LIBOR01M+100bps), 4/27/43, Callable 7/25/27 @ 100 (a)	2,500	2,228
Stack Infrastructure Issuer LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44, Callable 4/25/23 @ 100 (b)	2,000	1,921
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	7,583	7,716
Tesla Auto Lease Trust, Series 2019-A, Class B, 2.41%, 12/20/22, Callable 11/20/22 @ 100 (b)	5,000	4,900
Transportation Finance Equipment Trust, Series 2019-1, Class C, 2.19%, 8/23/24, Callable 7/23/23 @ 100 (b)	1,250	1,189
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (b)	2,912	2,803
Trillium Credit Card Trust II, Series 2020-1A, Class C, 2.63%, 12/27/24 (b)	4,900	4,592
Trinity Rail Leasing LLC, Series 2019-1, Class A, 3.82%, 4/17/49, Callable 5/17/20 @ 100 (b)	3,788	3,621
TRIP Rail Master Funding LLC, Series 2017-1A, Class A2, 3.74%, 8/15/47, Callable 4/15/24 @ 100 (b)	3,333	3,205
Verizon Owner Trust, Series 2020-A, Class C, 2.06%, 7/22/24, Callable 3/20/23 @ 100	5,000	4,948
Volvo Financial Equipment LLC, Series 2019-2A, Class A4, 2.14%, 9/16/24, Callable 7/15/23 @ 100 (b)	2,500	2,487
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24, Callable 9/15/22 @ 100 (b)	2,550	2,410
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (b)	9,625	9,632
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 4/15/22 @ 100 (b)	7,686	7,683
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 4/15/22 @ 100 (b)	5,000	4,985
Total Asset Backed Securities (Cost $291,548)		279,065

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Collateralized Mortgage Obligations (15.2%)
Annisa CLO Ltd, Series 2016-2, Class BR, 2.79% (LIBOR03M+165bps), 7/20/31, Callable 7/20/20 @ 100 (a)(b)	$10,000	$9,187
ARES LII CLO Ltd., Series 2019-52A, Class B, 2.95% (LIBOR03M+185bps), 4/22/31, Callable 4/22/21 @ 100 (a)(b)	5,000	4,626
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, 2.61% (LIBOR01M+180bps), 9/15/32 (a)(b)	3,585	2,816
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class A, 1.86% (LIBOR01M+105bps), 9/15/32 (a)(b)	5,000	4,518
Aventura Mall Trust, Series 2018-AVM, Class D, 4.25%, 7/5/40 (b)(d)	2,420	2,025
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33 (b)	13,485	14,238
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 4/14/33 (b)(d)	6,450	6,529
BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC, Class C, 3.03%, 1/15/32 (b)	5,000	4,787
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.72% (LIBOR01M+105bps), 4/14/33 (a)(b)	11,735	12,030
Bank, Series 2017-BNK6, Class A5, 3.52%, 7/15/60	13,700	14,874
Bank, Series 2019-BNK22, Class AS, 3.21%, 11/15/62	9,000	9,251
Bank, Series 2017-BNK4, Class AS, 3.78%, 5/15/50	5,000	5,267
Bank, Series 2019-BN23, Class AS, 3.20%, 11/15/29	5,000	4,959
Bank, Series 2017-BNK8, Class AS, 3.73%, 11/15/50	7,000	7,401
Barclays Commercial Mortgage Trust, Series 2019-C5, Class AS, 3.37%, 11/15/52	5,000	5,109
BBCRE Trust, Series 2015-GTP, Class A, 3.97%, 8/10/33 (b)	5,935	6,302
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.21%, 2/11/41 (d)	582	538
Benchmark Mortgage Trust, Series 2019-B12, Class AS, 3.42%, 8/15/52	3,828	3,918
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.35%, 12/15/61	5,000	5,177
BX Commercial Mortgage Trust, Series 2020-BXLP, Class A, 1.61% (LIBOR01M+80bps), 12/15/36 (a)(b)	790	756
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 2.26% (LIBOR01M+145bps), 10/15/36 (a)(b)	3,822	3,590
BX Commercial Mortgage Trust, Series 2019-XL, Class C, 2.06% (LIBOR01M+125bps), 10/15/36 (a)(b)	7,643	7,226
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.89% (LIBOR01M+108bps), 10/15/36 (a)(b)	2,456	2,352
BX Commercial Mortgage Trust, Series 2020-BXLP, Class D, 2.06% (LIBOR01M+125bps), 12/15/29 (a)(b)	3,000	2,739
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1.73% (LIBOR01M+92bps), 10/15/36 (a)(b)	2,336	2,282
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class AJ, 5.93%, 12/15/47 (b)(d)	7,000	7,316
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 8/15/50	12,050	12,874
CIFC Funding Ltd., Series 2017-III, Class A1, 2.36% (LIBOR03M+122bps), 7/20/30, Callable 7/20/20 @ 100 (a)(b)	5,000	4,844
CIFC Funding Ltd., Series 2017-I, Class B, 2.81% (LIBOR03M+170bps), 4/23/29, Callable 1/21/21 @ 100 (a)(b)	3,500	3,273

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B, 2.83%, 12/10/41 (b)	$4,000	$3,857
Citigroup Commercial Mortgage Trust, Series 2020-555, Class D, 3.23%, 12/10/41 (b)	5,000	4,473
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	3,750	3,722
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class D, 4.35%, 5/10/36 (b)	1,850	1,555
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A4, 2.83%, 8/10/49	8,293	8,488
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.58%, 7/10/50 (d)	3,366	3,402
COMM Mortgage Trust, Series 2015-PC1, Class AM, 4.29%, 7/10/50 (d)	3,000	3,129
COMM Mortgage Trust, Series 2013-CCRE11, Class AM, 4.71%, 8/10/50 (d)	5,000	5,293
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (b)	2,625	2,237
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 8/15/57	5,000	5,236
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.81%, 7/10/38 (d)	763	763
COSMO Mortgage Trust, Series 2017-CSMO, Class C, 2.31% (LIBOR01M+150bps), 11/15/36 (a)(b)	7,000	6,143
CSMC Trust, Series 2019-UVIL, Class C, 3.39%, 12/15/41 (b)(d)	5,000	4,002
CSMC Trust, Series 2020-West, Class A, 3.04%, 2/15/35 (b)	2,500	2,297
DBCG Mortgage Trust, Series 2017-BBG, Class A, 1.51% (LIBOR01M+70bps), 6/15/34 (a)(b)	7,000	6,618
DBJPM Mortgage Trust, Series 2016-SFC, Class B, 3.24%, 8/10/36 (b)	2,500	2,189
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 5/10/49	10,228	10,847
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (b)	5,000	4,405
DBUBS Mortgage Trust, Series 2011-LC3, Class B, 5.51%, 8/10/44 (b)(d)	1,950	1,985
Dryden Senior Loan Fund, Series 2016-42A, Class BR, 2.77% (LIBOR03M+155bps), 7/15/30, Callable 7/15/20 @ 100 (a)(b)	5,000	4,530
Dryden Senior Loan Fund, Series 2016-43A, Class BR, 2.89% (LIBOR03M+175bps), 7/20/29, Callable 7/20/20 @ 100 (a)(b)	4,000	3,780
Federal Home Loan Mortgage Corp., Series K102, Class A2, 2.54%, 10/25/29	14,000	15,433
Federal Home Loan Mortgage Corp., Series K103, Class A2, 2.65%, 11/25/29	5,000	5,570
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, 2.08% (LIBOR03M+95bps), 4/17/31, Callable 7/17/20 @ 100 (a)(b)	3,500	3,352
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.60%, 11/25/23 (b)(d)	7,000	7,064
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29 (b)(d)	10,000	9,115
Golub Capital Partners 48 LP, Series 2020-48A, Class B1, 2.67% (LIBOR03M+180bps), 4/17/33 (a)(b)	4,350	3,683
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class B, 2.95%, 12/10/39 (b)	1,735	1,653
GS Mortgage Securities Trust, Series 2019-GSA1, Class AS, 3.34%, 11/10/52	10,000	10,118

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/52	$10,000	$10,580
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45 (b)	3,000	3,100
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	3,750	3,780
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	5,100	4,939
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.56%, 7/10/39 (b)(d)	8,187	7,818
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (b)	8,020	8,227
Hudson Yards Mortgage Trust, Series 2019-55HY, Class D, 3.04%, 12/10/41 (b)(d)	10,672	9,692
Jackson Park Trust, Series 2019-LIC, Class C, 3.13%, 10/14/39 (b)(d)	5,000	4,719
Jackson Park Trust, Series 2019-LIC, Class A, 2.77%, 10/14/39 (b)	5,000	5,003
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.82%, 11/15/43 (b)(d)	4,000	4,019
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.60%, 8/15/46 (b)(d)	6,100	6,281
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.93%, 10/15/45 (d)(e)	19,169	653
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class D, 3.91%, 6/5/39 (b)(d)	2,000	1,789
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class C, 3.75%, 6/5/39 (b)(d)	1,614	1,544
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AJ, 6.27%, 4/17/45 (d)	1,002	549
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.25%, 12/15/47 (d)	3,045	2,993
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 2.61% (LIBOR01M+180bps), 5/15/36 (a)(b)	2,500	2,287
LCM LP, Series 18A, Class A1R, 2.16% (LIBOR03M+102bps), 4/20/31, Callable 7/20/20 @ 100 (a)(b)	1,000	962
Magnetite Ltd., Series 2015-12A, Class BRRA, 2.82% (LIBOR03M+160bps), 10/15/31, Callable 10/15/20 @ 100 (a)(b)	3,240	2,988
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.76%, 11/15/45 (d)(e)	19,033	579
Morgan Stanley Bank of America Merrill Lynch Trust, Series C17, Class A5, 3.74%, 8/15/47, Callable 7/11/24 @ 100	5,000	5,287
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B, 1.66% (LIBOR01M+85bps), 11/15/34 (a)(b)	1,100	1,051
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.51% (LIBOR01M+70bps), 11/15/34 (a)(b)	2,105	2,032
Morgan Stanley Capital I Trust, Series 2017-CLS, Class E, 2.76% (LIBOR01M+195bps), 11/15/34 (a)(b)	1,140	1,074
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class BR2, 2.39% (LIBOR03M+150bps), 1/28/30, Callable 1/28/21 @ 100 (a)(b)	5,000	4,661
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B2, 4.60%, 10/19/31, Callable 10/19/20 @ 100 (b)	5,000	4,979

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-29A, Class B1, 2.84% (LIBOR03M+170bps), 10/19/31, Callable 10/19/20 @ 100 (a)(b)	$4,000	$3,675
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 3.14% (LIBOR03M+200bps), 10/20/27, Callable 7/20/20 @ 100 (a)(b)	10,000	9,506
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class B1, 3.17% (LIBOR03M+195bps), 4/15/31, Callable 4/15/21 @ 100 (a)(b)	5,000	4,506
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class CR2, 2.69% (LIBOR03M+170bps), 1/25/31, Callable 7/25/20 @ 100 (a)(b)	2,750	2,388
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/13/49 (b)	11,040	11,006
Palmer Square Loan Funding Ltd., Series 2019-4, Class A2, 2.62% (LIBOR03M+160bps), 10/24/27, Callable 10/24/20 @ 100 (a)(b)	4,500	4,300
Palmer Square Loan Funding Ltd., Series 2020-1A, Class B, 3.58% (LIBOR03M+190bps), 2/20/28, Callable 2/20/21 @ 100 (a)(b)	2,000	1,852
Palmer Square Loan Funding Ltd., Series 2019-3, Class B, 3.79% (LIBOR03M+210bps), 8/20/27, Callable 8/20/20 @ 100 (a)(b)	5,000	4,679
Palmer Square Loan Funding Ltd., Series 2019-2, Class B, 3.39% (LIBOR03M+225bps), 4/20/27, Callable 7/20/20 @ 100 (a)(b)	5,000	4,569
Palmer Square Loan Funding Ltd., Series 2019-4, Class B, 3.12% (LIBOR03M+210bps), 10/24/27, Callable 10/24/20 @ 100 (a)(b)	5,000	4,664
Race Point CLO Ltd., Series 2016-10A, Class B1R, 2.64% (LIBOR03M+165bps), 7/25/31, Callable 7/25/20 @ 100 (a)(b)	5,000	4,537
Sound Point CLO VII-R Ltd., Series 2014-3RA, Class C, 3.29% (LIBOR03M+225bps), 10/23/31, Callable 10/23/20 @ 100 (a)(b)	5,000	4,126
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, 2.94% (LIBOR03M+180bps), 1/21/31, Callable 7/20/20 @ 100 (a)(b)	1,000	835
Stewart Park CLO Ltd., Series 2015-1A, Class A2R, 2.47% (LIBOR03M+125bps), 1/15/30, Callable 7/15/20 @ 100 (a)(b)	2,000	1,812
Stratus CLO Ltd., Series 2020-1A, Class A, 3.29% (LIBOR03M+198bps), 4/30/28, Callable 4/20/21 @ 100 (a)(b)	3,000	2,970
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class B1, 1.22% (LIBOR01M+50bps), 7/19/35, Callable 5/19/20 @ 100 (a)	1,341	1,228
TIAA CLO I Ltd., Series 2016-1A, Class B2R, 4.59%, 7/20/31, Callable 7/20/20 @ 100 (b)	2,500	2,479
TIAA CLO I Ltd., Series 2016-1A, Class B1R, 2.89% (LIBOR03M+175bps), 7/20/31, Callable 7/20/20 @ 100 (a)(b)	2,500	2,279
TIAA CLO IV Ltd., Series 2018-1A, Class A2, 2.84% (LIBOR03M+170bps), 1/20/32, Callable 1/20/21 @ 100 (a)(b)	5,000	4,562
Trinitas CLO Ltd., Series 2019-11A, Class A2, 3.17% (LIBOR03M+195bps), 7/15/32, Callable 7/15/21 @ 100 (a)(b)	5,610	4,961
Trinitas CLO Ltd., Series 2019-11A, Class B1, 3.52% (LIBOR03M+230bps), 7/15/32, Callable 7/15/21 @ 100 (a)(b)	5,000	4,786
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, 2.11% (LIBOR03M+89bps), 4/15/29, Callable 7/15/20 @ 100 (a)(b)	5,000	4,857
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (b)(d)	23,394	699
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class AS, 5.15%, 1/10/45 (b)	4,756	4,953
Venture CLO Ltd., Series 2014-16A, Class ARR, 2.07% (LIBOR03M+85bps), 1/15/28, Callable 7/15/20 @ 100 (a)(b)	4,805	4,691
Voya CLO Ltd., Series 2015-3A, Class BR, 3.34% (LIBOR03M+220bps), 10/20/31, Callable 10/20/20 @ 100 (a)(b)	1,250	1,071

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Voya CLO Ltd., Series 2013-2A, Class A1R, 1.96% (LIBOR03M+97bps), 4/25/31, Callable 7/25/20 @ 100 (a)(b)	$8,750	$8,245
Voya CLO Ltd., Series 2019-4A, Class A1, 3.08% (LIBOR03M+134bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	5,000	4,748
Voya CLO Ltd., Series 2019-4A, Class B, 3.74% (LIBOR03M+200bps), 1/15/33, Callable 1/15/22 @ 100 (a)(b)	4,500	4,204
Voya CLO Ltd., Series 2017-1, Class A2, 2.73% (LIBOR03M+160bps), 4/17/30, Callable 7/17/20 @ 100 (a)(b)	3,000	2,767
Voya CLO Ltd., Series 2018-3, Class B, 2.87% (LIBOR03M+165bps), 10/15/31, Callable 10/15/20 @ 100 (a)(b)	2,500	2,277
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class B, 4.22%, 12/15/48 (d)	5,000	4,361
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.69%, 9/15/57 (d)	2,000	1,868
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class AS, 3.97%, 12/15/48	3,500	3,627
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 7/17/36 (b)(d)	4,200	4,433
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.28%, 11/15/43 (b)(d)	3,000	3,031
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class XA, 1.68%, 12/15/45 (b)(d)(e)	59,267	1,965
WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.17%, 2/15/44 (b)(d)	6,000	5,981
Total Collateralized Mortgage Obligations (Cost $585,907)		566,827

Preferred Stocks (1.1%)
Consumer Staples (0.7%):
CHS, Inc., cumulative redeemable, Series 2, 7.10% (LIBOR03M+429bps) (a)(f)	400,000	10,520
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (b)(f)	150,000	12,750
		23,270
Financials (0.4%):
American Overseas Group Ltd., non-cumulative, Series A (LIBOR03M+356bps), 12/15/66 (a)(g)(h)	2,000	500
Citigroup Capital, cumulative redeemable, 7.13% (LIBOR03M+637bps), 10/30/40 (a)	87,500	2,342
CoBank ACB, 2.49% (b)(f)	2,000	1,140
Delphi Financial Group, Inc., 4.88% (LIBOR03M+319bps), 5/15/37 (a)(h)	369,987	8,140
US Bancorp, non-cumulative, Series A, 4.61% (LIBOR03M+102bps) (a)(f)(h)	5,000	3,836
		15,958
Total Preferred Stocks (Cost $42,416)		39,228

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (0.0%) (i)
Energy (0.0%): (i)
Whiting Petroleum Corp., 1.25%, 12/1/20 (j)(k)	$2,500	$233
Total Convertible Corporate Bond (Cost $2,500)		233

Senior Secured Loans (2.8%)
Academy Ltd., 1st Lien Term Loan B, 5.00%-5.02% (LIBOR01M+400bps), 7/2/22 (a)	4,897	3,158
Allen Media LLC, 7.23% (LIBOR03M+550bps), 2/10/27 (a)	1,000	900
Blackstone CQP Holdco LP, 1st Lien Term Loan B, 4.62% (LIBOR03M+350bps), 6/20/24 (a)	10,950	10,027
Buckeye Partners LP, 1st Lien Term Loan, 3.77% (LIBOR01M+275bps), 12/16/26 (a)	2,000	1,869
California Resources Corp., 6.36% (LIBOR03M+475bps), 12/31/22 (a)	5,000	1,097
CenturyLink, Inc., 3.24% (LIBOR01M+225bps), 3/15/27 (a)	2,998	2,829
CITGO Petroleum Corp., 6.00% (LIBOR01M+500bps), 3/22/24 (a)	1,584	1,394
Clear Channel Outdoor Holdings, Inc., 4.49% (LIBOR01M+350bps), 11/25/26 (a)	5,980	5,180
ClubCorp Holdings, Inc., 1st Lien Term Loan B, 4.20% (LIBOR03M+275bps), 9/18/24 (a)	2	1
Delta Air Lines, Inc., 5.51% (LIBOR+475bps), 4/27/23 (a)(l)	1,500	1,492
Elanco Animal Health, Inc., 2/4/27 (a)(l)(m)	4,000	3,855
Endo International PLC, 1st Lien Term Loan B, 5.25% (LIBOR01M+425bps), 4/29/24 (a)	4,924	4,466
Epic Crude Services, LP, 6.62% (LIBOR03M+500bps), 3/1/26 (a)	4,000	2,388
H-Food Holdings LLC, 1st Lien Term Loan, 4.68% (LIBOR01M+369bps), 5/31/25 (a)	4,975	4,560
HUB International Ltd., 1st Lien Term Loan B, 5.69% (LIBOR03M+400bps), 4/25/25 (a)	6,983	6,677
Lamar Media Corp., 2.48% (LIBOR01M+150bps), 2/6/27 (a)	1,000	952
Mauser Packaging Solutions Holding Co., 1st Lien Term Loan B, 4.56% (LIBOR02M+325bps), 4/3/24 (a)(l)	6,805	5,823
PetSmart, Inc., 1st Lien Term Loan B2, 5.00% (LIBOR06M+400bps), 3/10/22 (a)	4,615	4,471
Red Ventures LLC, 3.49% (LIBOR01M+250bps), 11/8/24 (a)	997	916
Reynolds Consumer Products LLC, 3.50% (LIBOR02M+175bps), 1/30/27 (a)(l)	3,000	2,886
Sally Holdings LLC, 1st Lien Term Loan B2, 4.50% (LIBOR+450bps), 7/5/24 (a)	4,000	3,720
Serta Simmons Bedding LLC, 1st Lien Term Loan B, 4.52%-4.64% LIBOR03M+350bps), 11/8/23 (a)	9,324	4,116
Solera LLC, 1st Lien Term Loan B, 4.36% (LIBOR03M+275bps), 3/3/23 (a)	6,421	6,074
Sunshine Luxembourg VII Sarl, 1st Lien Term Loan B, 5.32% (LIBOR06M+425bps), 10/2/26 (a)(l)	5,998	5,479
T-Mobile USA, Inc., 3.40% (LIBOR+300bps), 4/1/27 (a)(l)	3,000	2,978
Western Digital Corp., 1.87% (LIBOR+150bps), 2/27/23 (a)(l)	2,500	2,388
Whatabrands LLC, 3.73% (LIBOR01M+275bps), 8/3/26 (a)	12,430	11,436

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Zayo Group Holdings, Inc., 3.99% (LIBOR01M+300bps), 2/21/27 (a)	$2,500	$2,343
Total Senior Secured Loans (Cost $117,575)		103,475

Corporate Bonds (42.5%)
Communication Services (1.7%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	10,000	11,193
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30, Callable 2/15/25 @ 102.25 (b)	3,500	3,547
Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	5,000	6,067
Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100 (c)	5,000	6,318
Iheartcommunications, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38 (b)	1,000	872
Lamar Media Corp., 4.00%, 2/15/30, Callable 2/15/25 @ 102 (b)	3,000	2,766
Qwest Corp., 6.75%, 12/1/21	6,000	6,270
Sprint Spectrum, 3.36%, 3/20/23 (b)	2,250	2,256
Sprint Spectrum Co. LLC, 5.15%, 9/20/29 (b)	5,000	5,559
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (b)	2,000	2,188
Verizon Communications, Inc.
3.15%, 3/22/30, Callable 12/22/29 @ 100	3,000	3,325
4.50%, 8/10/33	10,000	12,439
Zayo Group Holdings, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102 (b)	1,500	1,457
		64,257

Consumer Discretionary (2.1%):
Adient US LLC, 9.00%, 4/15/25, Callable 4/15/22 @ 104.5 (b)	1,000	1,043
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38 (b)	2,666	2,231
Booking Holdings, Inc., 4.63%, 4/13/30, Callable 1/13/30 @ 100	5,000	5,548
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13 (b)	1,000	1,017
Carnival Corp., 11.50%, 4/1/23, Callable 1/1/23 @ 100 (b)	2,000	2,089
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./ Millennium Op, 5.50%, 5/1/25, Callable 5/1/22 @ 102.75 (b)	2,000	2,000
Dollar General Corp., 3.50%, 4/3/30, Callable 1/3/30 @ 100 (n)	5,000	5,484
Ford Motor Co., 9.63%, 4/22/30, Callable 1/22/30 @ 100	4,125	4,114
Hanesbrands, Inc., 5.38%, 5/15/25, Callable 5/15/22 @ 102.69	1,500	1,500
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100	5,000	4,852
Hyatt Hotels Corp., 5.75%, 4/23/30, Callable 1/23/30 @ 100	2,500	2,585
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (b)	2,000	1,954
Lear Corp., 3.50%, 5/30/30, Callable 2/28/30 @ 100	5,000	4,298
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47 (b)	2,325	2,198
Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	3,000	3,542
M/I Homes, Inc., 4.95%, 2/1/28, Callable 2/1/23 @ 103.71 (b)	8,000	7,033
Marriott International, Inc., 5.75%, 5/1/25, Callable 4/1/25 @ 100	1,227	1,283
McDonald's Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100	3,000	3,378
NCL Corp. Ltd., 3.63%, 12/15/24, Callable 12/15/21 @ 101.81 (b)	4,000	2,569
Newell Brands, Inc.
3.85%, 4/1/23, Callable 2/1/23 @ 100	7,500	7,637
4.20%, 4/1/26, Callable 1/1/26 @ 100	10,000	10,098
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100	3,000	2,994
Penske Automotive Group, Inc., 5.50%, 5/15/26, Callable 5/15/21 @ 102.75	1,000	927
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28, Callable 12/15/27 @ 100	8,550	5,600
Vanderbilt University Medical Center, 4.17%, 7/1/37, Callable 1/1/37 @ 100	1,445	1,702

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (b)	$1,184	$1,181
		88,857
Consumer Staples (1.6%):
Albertsons Cos, Inc./ Safeway, Inc. /New Albertsons LP/Albertsons LLC
6.63%, 6/15/24, Callable 6/5/20 @ 104.97	8,000	8,232
4.63%, 1/15/27, Callable 1/15/23 @ 103.47 (b)	3,000	3,027
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38, Callable 10/15/37 @ 100	5,000	5,379
BAT Capital Corp., 4.39%, 8/15/37, Callable 2/15/37 @ 100	2,000	2,040
Bunge Ltd. Finance Corp., 3.25%, 8/15/26, Callable 5/15/26 @ 100	5,000	4,958
Kraft Heinz Foods Co.
4.88%, 2/15/25, Callable 6/5/20 @ 102.44 (b)	11,799	12,095
4.63%, 10/1/39, Callable 4/1/39 @ 100 (b)	5,000	4,966
Smithfield Foods, Inc.
4.25%, 2/1/27, Callable 11/1/26 @ 100 (b)	5,000	4,883
5.20%, 4/1/29, Callable 1/1/29 @ 100 (b)	3,167	3,306
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	3,131	3,691
The J.M. Smucker Co., 2.38%, 3/15/30, Callable 12/15/29 @ 100	5,000	4,944
U.S. Foods, Inc., 6.25%, 4/15/25, Callable 4/15/22 @ 103.13 (b)(n)	2,000	2,048
		59,569
Energy (6.3%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 5/1/25, Callable 6/5/20 @ 105.63 (b)	3,000	1,962
Boardwalk Pipelines LP
4.95%, 12/15/24, Callable 9/15/24 @ 100	4,000	3,616
4.45%, 7/15/27, Callable 4/15/27 @ 100 (n)	17,000	14,586
Buckeye Partners LP
4.35%, 10/15/24, Callable 7/15/24 @ 100	5,000	4,613
3.95%, 12/1/26, Callable 9/1/26 @ 100	8,000	7,228
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (b)	7,727	7,726
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100 (b)	5,000	4,584
Cheniere Energy Partners LP, 4.50%, 10/1/29, Callable 10/1/24 @ 102.25 (b)	2,000	1,846
Chevron Phillips Chemical Co. LLC, 3.40%, 12/1/26, Callable 9/1/26 @ 100 (b)	5,000	5,033
Continental Resources, Inc., 5.00%, 9/15/22, Callable 6/5/20 @ 100	1,348	1,264
DCP Midstream Operating LP, 5.85% (LIBOR03M+385bps), 5/21/43, Callable 5/21/23 @ 100 (a)(b)	5,000	2,301
Diamondback Energy, Inc., 3.50%, 12/1/29, Callable 9/1/29 @ 100	4,500	3,895
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	5,000	3,570
Energy Transfer Operating LP
7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100 (a)(f)	7,010	5,412
2.90%, 5/15/25, Callable 4/15/25 @ 100	5,000	4,656
4.78% (LIBOR03M+302bps), 11/1/66, Callable 6/5/20 @ 100 (a)	5,000	2,724
EnLink Midstream LLC, 5.38%, 6/1/29, Callable 3/1/29 @ 100	6,000	3,720
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	692	770
EQM Midstream Partners LP, 4.00%, 8/1/24, Callable 5/1/24 @ 100	5,370	4,843
EQT Corp.
3.00%, 10/1/22, Callable 9/1/22 @ 100 (n)	3,000	2,831
7.00%, 2/1/30, Callable 11/1/29 @ 100	7,071	6,643
EQT Midstream Partners LP
4.13%, 12/1/26, Callable 9/1/26 @ 100	9,000	7,672
5.50%, 7/15/28, Callable 4/15/28 @ 100	5,000	4,446

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp.
3.48%, 3/19/30, Callable 12/19/29 @ 100	$5,000	$5,575
3.45%, 4/15/51, Callable 10/15/50 @ 100	5,000	5,480
Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100	4,305	3,902
Hilcorp Energy I, LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (b)	11,500	5,965
Marathon Petroleum Corp.
4.70%, 5/1/25, Callable 4/1/25 @ 100	3,125	3,147
4.75%, 9/15/44, Callable 3/15/44 @ 100	5,000	4,566
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (b)	5,000	5,059
MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	7,500	7,120
Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	6,955	7,066
NuStar Logistics LP
4.80%, 9/1/20 (h)	5,000	4,894
4.75%, 2/1/22, Callable 11/1/21 @ 100	3,000	2,764
Occidental Petroleum Corp.
2.90%, 8/15/24, Callable 7/15/24 @ 100	2,000	1,500
3.50%, 8/15/29, Callable 5/15/29 @ 100	2,093	1,454
ONEOK, Inc.
4.35%, 3/15/29, Callable 12/15/28 @ 100	4,917	4,357
3.10%, 3/15/30, Callable 12/15/29 @ 100	5,000	4,050
Phillips 66 Partners LP, 3.55%, 10/1/26, Callable 7/1/26 @ 100	5,000	4,865
Plains All American Pipeline LP/PAA Finance Corp., 3.85%, 10/15/23, Callable 7/15/23 @ 100	5,000	4,781
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (b)	19,960	17,683
Sabal Trail Transmission LLC, 4.68%, 5/1/38, Callable 11/1/37 @ 100 (b)	5,000	5,312
Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100 (n)(o)	8,000	7,094
Spectra Energy Partners LP, 3.38%, 10/15/26, Callable 7/15/26 @ 100	5,000	4,935
Tallgrass Energy Partners LP/Tallgrass Energy Finance, 5.50%, 1/15/28, Callable 1/15/23 @ 102.75 (b)	2,936	1,985
Transocean Pontus Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59 (b)	557	451
Valero Energy Corp., 2.85%, 4/15/25, Callable 3/15/25 @ 100	3,000	2,983
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (b)	6,000	5,331
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	4,210	3,839
		232,099

Financials (15.0%):
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	5,000	5,253
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	5,000	4,865
American International Group, Inc., 8.18% (LIBOR03M+420bps), 5/15/68, Callable 5/15/38 @ 100 (a)	2,000	2,461
Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	2,000	1,909
Associated Bancorp, 4.25%, 1/15/25, Callable 10/15/24 @ 100	10,000	10,263
Assurant, Inc.
4.90%, 3/27/28, Callable 12/27/27 @ 100	2,500	2,709
3.70%, 2/22/30, Callable 11/22/29 @ 100	5,000	4,797
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	1,535	1,927
Athene Holding Ltd., 6.15%, 4/3/30, Callable 1/3/30 @ 100	3,000	3,138
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	10,000	10,453
Banc of California, Inc., 5.25%, 4/15/25, Callable 1/15/25 @ 100	10,000	10,856
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (a)	4,286	4,188
BankUnited, Inc., 4.88%, 11/17/25, Callable 8/17/25 @ 100	5,000	5,339

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BMW U.S. Capital LLC, 3.90%, 4/9/25, Callable 3/9/25 @ 100 (b)	$3,000	$3,182
BOKF Merger Corp., 5.62% (LIBOR03M+317bps), 6/25/30, Callable 6/25/25 @ 100 (a)	4,750	5,018
BP Capital Markets America, Inc., 3.02%, 1/16/27, Callable 10/16/26 @ 100	5,000	5,124
Cantor Fitzgerald LP, 4.88%, 5/1/24, Callable 4/1/24 @ 100 (b)	3,000	2,981
Capital One Financial Corp., 3.75%, 3/9/27, Callable 2/9/27 @ 100	10,000	10,174
Citizens Financial Group, Inc.
4.15%, 9/28/22 (b)	15,000	15,456
3.75%, 7/1/24	5,500	5,663
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (n)	2,000	2,115
DAE Funding LLC, 4.50%, 8/1/22, Callable 6/5/20 @ 102.25 (b)	2,898	2,585
Discover Bank, 4.68% (USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100 (a)	5,000	5,107
Eagle Bancorp, Inc., 5.00% (LIBOR03M+385bps), 8/1/26, Callable 8/1/21 @ 100 (a)	10,000	9,628
Fifth Third Bank, 3.85%, 3/15/26, Callable 2/15/26 @ 100	10,000	10,734
First Citizens Bancshare, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (a)	4,032	3,981
First Financial Bancorp, 5.13%, 8/25/25 (h)	5,000	4,994
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,002
First Maryland Capital I, 2.22% (LIBOR03M+100bps), 1/15/27, Callable 6/5/20 @ 100 (a)	1,000	866
First Midwest Bancorp, Inc., 5.88%, 9/29/26, Callable 8/29/26 @ 100	5,000	5,078
FirstMerit Bank NA, 4.27%, 11/25/26	5,000	5,216
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	3,175	3,160
Ford Motor Credit Co. LLC
5.58%, 3/18/24, Callable 2/18/24 @ 100	3,571	3,387
5.11%, 5/3/29, Callable 2/3/29 @ 100	13,055	11,185
Fulton Financial Corp.
4.50%, 11/15/24	10,000	11,144
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (a)	5,000	4,889
General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	5,000	4,548
Glencore Funding LLC
4.00%, 3/27/27, Callable 12/27/26 @ 100 (b)	10,000	10,089
4.88%, 3/12/29, Callable 12/12/28 @ 100 (b)	5,000	5,290
Global Atlantic Financial Co.
8.63%, 4/15/21 (b)	2,000	2,137
4.40%, 10/15/29, Callable 7/15/29 @ 100 (b)	8,572	7,711
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25 (b)	1,000	1,005
Hilltop Holdings, Inc., 5.00%, 4/15/25, Callable 1/15/25 @ 100	5,000	5,164
Huntington Bancshares, Inc., 4.35%, 2/4/23	10,000	10,596
ILFC E-Capital Trust I, 3.33%, 12/21/65, Callable 6/5/20 @ 100 (b)(o)	6,225	2,988
JPMorgan Chase & Co.
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (a)	2,500	2,557
4.60% (SOFR+313bps), 12/31/99, Callable 2/1/25 @ 100 (a)(f)	3,333	3,000
Kemper Corp., 4.35%, 2/15/25, Callable 11/15/24 @ 100	5,000	5,163
KeyBank NA, 3.90%, 4/13/29	5,000	5,327
KeyCorp, 2.25%, 4/6/27, MTN	5,000	4,860
KeyCorp Capital II, 6.88%, 3/17/29	750	829
LegacyTexas Financial Group, Inc., 5.50% (LIBOR03M+389bps), 12/1/25, Callable 12/1/20 @ 100 (a)	5,000	4,850
Level 3 Financing, Inc.
4.63%, 9/15/27, Callable 9/15/22 @ 102.31 (b)	1,000	1,001
3.88%, 11/15/29, Callable 8/15/29 @ 100 (b)	5,000	5,103
Lincoln National Corp., 4.05% (LIBOR03M+236bps), 5/17/66, Callable 5/21/20 @ 100 (a)(h)	5,018	3,414
Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	5,000	5,409

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Main Street Capital Corp., 4.50%, 12/1/22	$5,000	$4,833
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (a)	7,717	7,852
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	12,350	12,217
MetLife, Inc.
6.40%, 12/15/66, Callable 12/15/31 @ 100	8,000	8,874
9.25%, 4/8/68, Callable 4/8/33 @ 100 (b)	5,000	6,740
Nationwide Mutual Insurance Co., 3.03% (LIBOR03M+229bps), 12/15/24, Callable 6/5/20 @ 100 (a)(b)	20,235	20,065
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (a)	3,000	2,965
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	7,000	7,367
OneBeacon U.S. Holdings, Inc., 4.60%, 11/9/22	10,025	10,317
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	10,000	10,752
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (b)	5,000	5,242
PNC Bank NA, 2.70%, 10/22/29	10,000	10,293
PPL Capital Funding, Inc., 4.04% (LIBOR03M+267bps), 3/30/67, Callable 6/5/20 @ 100 (a)	4,000	3,030
Primerica, Inc., 4.75%, 7/15/22	5,000	5,262
Principal Financial Global Funding LLC, 1.83% (LIBOR03M+52bps), 1/10/31 (a)	3,000	2,521
ProAssurance Corp., 5.30%, 11/15/23	9,864	10,448
Prudential Financial, Inc., 5.87% (LIBOR03M+418bps), 9/15/42, Callable 9/15/22 @ 100 (a)	5,000	5,249
RLI Corp., 4.88%, 9/15/23	5,000	5,283
Santander Holdings USA, Inc., 4.40%, 7/13/27, Callable 4/14/27 @ 100	12,818	12,993
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	4,444	4,462
State Street Corp., 3.15% (SOFR+265bps), 3/30/31, Callable 3/30/30 @ 100 (a)(b)	1,000	1,094
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (a)	5,000	5,100
SunTrust Capital, 2.36% (LIBOR03M+67bps), 5/15/27, Callable 6/5/20 @ 100 (a)	5,000	4,202
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (a)	2,388	2,358
TCF National Bank
4.60%, 2/27/25	5,000	5,191
4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (a)	5,000	4,775
Texas Capital Bank NA, 5.25%, 1/31/26	10,225	11,129
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (a)	10,000	10,066
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100	7,000	7,456
The Hartford Financial Services Group, Inc., 3.82% (LIBOR03M+213bps), 2/12/67, Callable 6/5/20 @ 100 (a)(b)	10,000	7,987
TIAA FSB Holdings, Inc., 5.75%, 7/2/25, Callable 6/2/25 @ 100	10,000	10,969
Towne Bank, 4.50% (LIBOR03M+255bps), 7/30/27, Callable 7/30/22 @ 100 (a)	4,643	4,568
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	2,858	3,124
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	3,500	3,405
Wells Fargo & Co.
3.00%, 10/23/26	5,000	5,242
2.57% (LIBOR03M+100bps), 2/11/31, Callable 2/11/30 @ 100, MTN (a)	5,000	4,993

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wintrust Financial Corp., 5.00%, 6/13/24 (h)	$3,500	$3,854
		546,146

Health Care (3.7%):
AbbVie, Inc.
4.25%, 11/14/28, Callable 8/14/28 @ 100	1,000	1,153
3.20%, 11/21/29, Callable 8/21/29 @ 100 (b)	10,000	10,672
Bausch Health Cos., Inc., 5.00%, 1/30/28, Callable 1/30/23 @ 102.5 (b)	817	787
Baxter International, Inc., 3.95%, 4/1/30, Callable 1/10/30 @ 100 (b)	4,000	4,658
Bayer U.S. Finance II LLC
2.85%, 4/15/25, Callable 1/15/25 @ 100 (b)	5,405	5,526
4.63%, 6/25/38, Callable 12/25/37 @ 100 (b)	5,000	5,769
Baylor Scott & White Holdings, 2.65%, 11/15/26, Callable 8/15/26 @ 100	5,000	5,091
Bon Secours Charity Health System, Inc., 5.25%, 11/1/25	5,000	5,400
Boston Medical Center Corp., 3.91%, 7/1/28	3,000	3,187
CIGNA Corp., 2.40%, 3/15/30, Callable 12/15/29 @ 100	5,000	5,051
CVS Health Corp.
3.25%, 8/15/29, Callable 5/15/29 @ 100	8,000	8,518
4.88%, 7/20/35, Callable 1/20/35 @ 100	5,000	6,143
CVS Pass-Through Trust, 5.93%, 1/10/34 (b)	7,645	8,949
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	14,610	14,742
Fresenius Medical Care U.S. Finance III, Inc., 3.75%, 6/15/29, Callable 3/15/29 @ 100 (b)	7,000	7,212
HCA, Inc.
4.50%, 2/15/27, Callable 8/15/26 @ 100	8,000	8,680
3.50%, 9/1/30, Callable 3/1/30 @ 100	875	838
Mednax, Inc., 6.25%, 1/15/27, Callable 1/15/22 @ 104.69 (b)	4,000	3,620
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100	7,778	8,542
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	6,595	6,673
Quest Diagnostics, Inc., 2.95%, 6/30/30, Callable 3/30/30 @ 100	5,000	5,237
SSM Health Care Corp., 3.82%, 6/1/27, Callable 3/1/27 @ 100	4,000	4,262
Tenet Healthcare Corp., 7.50%, 4/1/25, Callable 4/1/22 @ 103.75 (b)	4,000	4,300
Thermo Fisher Scientific, Inc., 4.50%, 3/25/30, Callable 12/25/29 @ 100	4,000	4,864
		139,874

Industrials (4.4%):
3M Co., 3.05%, 4/15/30, Callable 1/15/30 @ 100	3,000	3,271
Air Lease Corp., 3.63%, 12/1/27, Callable 9/1/27 @ 100	5,000	4,208
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	4,281
American Airlines Pass Through Trust
4.00%, 1/15/27	5,634	4,769
3.60%, 4/15/31	1,784	1,260
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/1/22 @ 103.19 (b)	2,500	2,600
Ashtead Capital, Inc., 5.25%, 8/1/26, Callable 8/1/21 @ 103.94 (b)	2,500	2,520
BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100 (b)	5,000	5,433
British Airways Pass Through Trust
4.63%, 12/20/25 (b)	10,523	10,040
3.35%, 12/15/30 (b)	2,500	1,800
Continental Airlines Pass Through Trust, 4.15%, 10/11/25	7,210	6,671
Delta Air Lines Pass Through Trust, 2.50%, 12/10/29	5,000	4,484
Delta Air Lines, Inc., 7.00%, 5/1/25 (b)	1,000	1,027
FedEx Corp., 3.90%, 2/1/35	5,000	5,234
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (n)	7,000	5,736
General Dynamics Corp., 3.63%, 4/1/30, Callable 1/1/30 @ 100	3,000	3,455
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	6,771	5,483
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (p)	806	822
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	5,400	5,353

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (b)	$5,000	$5,168
Northrop Grumman Corp., 4.40%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,601
Pentair Finance Sarl, 4.50%, 7/1/29, Callable 4/1/29 @ 100	5,606	5,995
Spirit Aerosystems, Inc.
3.85%, 6/15/26, Callable 3/15/26 @ 100	5,000	4,553
4.60%, 6/15/28, Callable 3/15/28 @ 100 (n)	6,000	4,830
Spirit Aerosysytems, Inc., 7.50%, 4/15/25, Callable 4/15/22 @ 103.75 (b)	2,187	2,153
Stanley Black & Decker, Inc., 4.00% (H15T5Y+266bps), 3/15/60, Callable 3/15/25 @ 100 (a)	8,000	7,939
The Boeing Co.
5.15%, 5/1/30, Callable 2/1/30 @ 100	15,000	15,000
5.81%, 5/1/50, Callable 11/1/49 @ 100	5,000	5,000
5.93%, 5/1/60, Callable 11/1/59 @ 100	3,000	3,000
The Timken Co., 4.50%, 12/15/28, Callable 9/15/28 @ 100	5,658	6,085
U.S. Airways Pass Through Trust
6.25%, 10/22/24	2,095	1,868
7.13%, 4/22/25 (n)	1,385	1,172
3.95%, 5/15/27	6,524	5,292
U.S. Airways (INS-MBIA Insurance Corp.), 7.08%, 9/20/22	261	256
United Airlines Pass Through Trust
4.63%, 3/3/24	4,066	3,568
4.30%, 2/15/27	3,639	3,163
3.50%, 11/1/29	5,000	2,500
United Rentals North America, Inc., 4.00%, 7/15/30, Callable 7/15/25 @ 102	1,500	1,410
Verisk Analytics, Inc., 4.13%, 3/15/29, Callable 12/15/28 @ 100	1,100	1,203
Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13 (b)	3,000	2,991
XPO Logistics, Inc., 6.25%, 5/1/25, Callable 5/1/22 @ 103.13 (b)	2,000	2,025
		167,219

Information Technology (1.6%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	5,000	5,042
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 1/15/28, Callable 10/15/27 @ 100	6,000	6,077
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 (b)	5,000	5,625
CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63 (b)	1,000	1,019
Dell International LLC / EMC Corp., 6.20%, 7/15/30, Callable 4/15/30 @ 100 (b)	3,000	3,321
Dell International LLC/EMC Corp., 5.30%, 10/1/29, Callable 7/1/29 @ 100 (b)	3,000	3,125
Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	7,000	7,653
Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	7,000	7,204
Jabil, Inc., 3.95%, 1/12/28, Callable 10/12/27 @ 100	5,000	4,845
Keysight Technologies, Inc.
4.60%, 4/6/27, Callable 1/6/27 @ 100	2,604	2,916
3.00%, 10/30/29, Callable 7/30/29 @ 100	2,632	2,669
Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100	3,000	3,271
Sabre GLBL, Inc., 9.25%, 4/15/25, Callable 3/16/25 @ 100 (b)	100	106
VMware, Inc.
3.90%, 8/21/27, Callable 5/21/27 @ 100	5,000	5,117
4.70%, 5/15/30, Callable 2/15/30 @ 100	3,000	3,207
		61,197

Materials (1.6%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	7,000	6,856
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	4,000	4,110
Carpenter Technology Corp.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.20%, 7/15/21, Callable 4/15/21 @ 100	$2,000	$2,021
4.45%, 3/1/23, Callable 12/1/22 @ 100	2,272	2,200
CF Industries, Inc., 4.50%, 12/1/26 (b)	5,000	5,374
CRH America, Inc., 5.75%, 1/15/21	3,000	3,088
FMC Corp., 3.20%, 10/1/26, Callable 8/1/26 @ 100	3,000	3,114
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100	5,000	4,819
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,013
Mosaic Co., 5.45%, 11/15/33, Callable 5/15/33 @ 100 (p)	4,000	4,010
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	3,000	3,002
Southern Copper Corp., 3.88%, 4/23/25	3,000	3,113
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	5,000	4,993
The Sherwin-Williams Co., 2.30%, 5/15/30, Callable 2/15/30 @ 100	3,000	2,975
Vulcan Materials Co., 3.90%, 4/1/27, Callable 1/1/27 @ 100	1,000	1,050
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100	5,000	4,823
WRKCo., Inc., 4.20%, 6/1/32, Callable 3/1/32 @ 100	2,000	2,244
		60,805

Real Estate (2.1%):
Alexandria Real Estate Equities, Inc., 2.75%, 12/15/29, Callable 9/15/29 @ 100	5,000	5,002
American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	5,000	5,627
Boston Properties LP, 2.90%, 3/15/30, Callable 12/15/29 @ 100 (n)	10,000	9,775
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	7,500	7,439
Crown Castle International Corp.
4.30%, 2/15/29, Callable 11/15/28 @ 100	5,000	5,739
3.30%, 7/1/30, Callable 4/1/30 @ 100	2,000	2,146
Equinix, Inc., 5.38%, 5/15/27, Callable 5/15/22 @ 102.69	5,000	5,373
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/30, Callable 10/15/29 @ 100	7,476	6,617
Hudson Pacific Properties LP, 3.95%, 11/1/27, Callable 8/1/27 @ 100	5,000	4,965
Keenan Development Associates of Tennessee LLC (INS-XL Capital Assurance), 5.02%, 7/15/28 (b)	370	408
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/27) MTN (s)	2,000	2,760
Physicians Realty LP, 4.30%, 3/15/27, Callable 12/15/26 @ 100	7,500	7,104
Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	3,000	3,035
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	4,000	3,877
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (b)	2,000	1,861
4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (b)	1,250	1,138
Washington Real Estate Investment Trust, 3.95%, 10/15/22, Callable 7/15/22 @ 100	5,000	4,854
		77,720

Utilities (2.4%):
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,500	1,663
Aquarion Co., 4.00%, 8/15/24, Callable 5/15/24 @ 100 (b)	10,000	10,925
Calpine Corp., 5.25%, 6/1/26, Callable 6/1/21 @ 102.63 (b)	2,000	2,042
Cleco Corporate Holdings LLC, 3.74%, 5/1/26, Callable 2/1/26 @ 100	10,000	10,142
DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	1,608	1,639
Duke Energy Corp., 3.40%, 6/15/29, Callable 3/15/29 @ 100	3,000	3,289
Duquesne Light Holdings, Inc.
5.90%, 12/1/21 (b)	3,500	3,625
3.62%, 8/1/27, Callable 5/1/27 @ 100 (b)	13,000	12,762
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	3,750	4,005
National Fuel Gas Co.
3.75%, 3/1/23, Callable 12/1/22 @ 100	10,000	9,794
3.95%, 9/15/27, Callable 6/15/27 @ 100	4,000	3,625

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Spire, Inc., 3.54%, 2/27/24, Callable 12/27/23 @ 100	$6,120	$6,321
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (b)	12,000	11,956
WEC Energy Group, Inc., 3.80% (LIBOR03M+211bps), 5/15/67, Callable 6/5/20 @ 100 (a)	4,500	3,750
Xcel Energy, Inc., 3.40%, 6/1/30, Callable 12/1/29 @ 100	4,000	4,449
		89,987
Total Corporate Bonds (Cost $1,581,515)		1,587,730

Yankee Dollar (11.4%)
Consumer Discretionary (0.2%):
IHO Verwaltungs GmbH PIK, 6.38%, 5/15/29, Callable 5/15/24 @ 103.19 (b)	3,785	3,438
International Game Technology PLC, 6.25%, 1/15/27, Callable 7/15/26 @ 100 (b)	5,000	4,855
		8,293

Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100 (b)	3,334	3,388
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	5,000	5,091
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100 (b)	5,000	4,924
Becle SAB de CV, 3.75%, 5/13/25 (b)	10,000	9,786
Imperial Brands Finance PLC
4.25%, 7/21/25, Callable 4/21/25 @ 100 (b)	10,000	10,232
3.50%, 7/26/26, Callable 5/26/26 @ 100 (b)	5,000	5,005
		38,426

Energy (0.9%):
Aker BP ASA
6.00%, 7/1/22, Callable 6/5/20 @ 103 (b)	2,750	2,624
4.75%, 6/15/24, Callable 6/15/21 @ 102.38 (b)	2,494	2,312
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	6,500	5,946
Equinor ASA, 3.13%, 4/6/30, Callable 1/6/30 @ 100	3,000	3,228
Petroleos Mexicanos
4.50%, 1/23/26	5,000	3,850
6.50%, 3/13/27	5,000	4,063
Saudi Arabian Oil Co., 3.50%, 4/16/29 (b)(n)	5,000	5,045
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (b)	835	637
Transocean Poseidon Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16 (b)	1,500	1,167
Transocean Sentry Ltd., 5.38%, 5/15/23, Callable 5/16/21 @ 102.67 (b)	1,500	1,149
Transocean, Inc., 7.25%, 11/1/25, Callable 11/1/21 @ 103.63 (b)	1,000	379
Woodside Finance Ltd., 4.60%, 5/10/21, Callable 2/10/21 @ 100 (b)	2,000	2,043
		32,443

Financials (5.1%):
ABN AMRO Bank NV
4.75%, 7/28/25 (b)	10,000	10,739
4.80%, 4/18/26 (b)	10,000	10,868
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25, Callable 7/29/25 @ 100	5,000	5,044
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,000	4,691
Australia & New Zealand Banking Group Ltd., 4.40%, 5/19/26 (b)	5,000	5,328
Banco Santander Mexico SA Institucion de Banca Multiple Groupo Financiero Santand, 5.38%, 4/17/25 (b)	2,143	2,198

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (a)	$3,750	$3,846
Barclays PLC
2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (a)(l)	3,000	3,000
4.84%, 5/9/28, Callable 5/7/27 @ 100	3,000	3,172
BNP Paribas SA
4.38%, 5/12/26 (b)	5,000	5,345
4.63%, 3/13/27 (b)	3,000	3,254
Brookfield Finance, Inc., 4.35%, 4/15/30, Callable 1/15/30 @ 100	7,000	7,421
Credit Suisse Group AG
2.59% (SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100 (a)(b)	3,000	2,999
4.19% (SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100 (a)(b)	2,000	2,180
Danske Bank A/S, 3.24% (LIBOR03M+159bps), 12/20/25, Callable 12/20/24 @ 100 (a)(b)	3,500	3,496
Enel Finance International NV, 3.63%, 5/25/27 (b)(n)	5,000	5,243
HSBC Holdings PLC, 3.90%, 5/25/26	8,000	8,719
ING Groep NV, 3.95%, 3/29/27	5,900	6,391
Lloyds Banking Group PLC, 3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (a)	5,000	5,247
Nationwide Building Society, 4.00%, 9/14/26 (b)	5,000	5,164
Nordea Bank Abp, 4.25%, 9/21/22 (b)	5,000	5,215
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27, Callable 3/1/27 @ 100 (b)	2,000	2,026
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a)(b)	10,056	10,454
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	10,000	10,693
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (a)	2,000	2,304
Santander UK PLC, 5.00%, 11/7/23 (b)	4,221	4,439
Silversea Cruise Finance Ltd., 7.25%, 2/1/25, Callable 5/18/20 @ 105.44 (b)(p)	12,000	10,817
Societe Generale SA, 3.88%, 3/28/24 (b)	7,500	7,845
Standard Chartered PLC
4.64% (H15T5Y+4bps), 4/1/31, Callable 4/1/30 @ 100 (a)(b)	1,000	1,110
4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	7,500	7,978
Westpac Banking Corp., 4.11% (H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100 (a)	10,000	10,562
XLIT Ltd., 4.45%, 3/31/25	10,000	10,999
		188,787

Health Care (0.5%):
Mylan NV
3.75%, 12/15/20, Callable 11/15/20 @ 100	514	517
3.95%, 6/15/26, Callable 3/15/26 @ 100	8,000	8,476
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28, Callable 12/1/27 @ 100 (n)	10,000	10,316
		19,309

Industrials (1.6%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (b)	2,695	2,403
3.88%, 9/15/24 (b)	6,626	5,144
4.13%, 11/15/26 (b)	7,138	6,493
3.75%, 6/15/29 (b)	4,987	4,554
Ashtead Capital, Inc., 4.13%, 8/15/25, Callable 8/15/20 @ 103.09 (b)	2,500	2,475
Avolon Holdings Funding Ltd.
4.38%, 5/1/26, Callable 3/1/26 @ 100 (b)	5,000	4,285
3.25%, 2/15/27, Callable 12/15/26 @ 100 (b)	2,550	2,001

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (b)	$5,000	$5,415
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (b)	5,000	5,179
Experian Finance PLC, 2.75%, 3/8/30, Callable 12/8/29 @ 100 (b)	5,000	4,977
Heathrow Funding Ltd., 4.88%, 7/15/21 (b)	15,254	15,490
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	2,615	2,039
Sydney Airport Finance Co. Pty Ltd., 3.63%, 4/28/26, Callable 1/28/26 @ 100 (b)	2,000	2,017
		62,472

Information Technology (0.1%):
Open Text Holdings, Inc., 4.13%, 2/15/30, Callable 2/15/25 @ 102.06 (b)	2,000	1,946

Materials (1.3%):
Anglo American Capital PLC
3.75%, 4/10/22 (b)	2,500	2,516
5.38%, 4/1/25, Callable 3/1/25 @ 100 (b)	4,000	4,291
4.00%, 9/11/27 (b)	4,000	3,996
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100 (b)	7,500	7,256
Fresnillo PLC, 5.50%, 11/13/23 (b)	10,000	10,479
Kinross Gold Corp., 4.50%, 7/15/27, Callable 4/15/27 @ 100	3,000	3,142
LYB International Finance II BV, 3.50%, 3/2/27, Callable 12/2/26 @ 100 (p)	3,850	3,954
Teck Resources Ltd.
3.75%, 2/1/23, Callable 11/1/22 @ 100	5,000	4,783
6.13%, 10/1/35	3,000	2,985
Yara International ASA, 3.80%, 6/6/26, Callable 3/6/26 @ 100 (b)	4,000	4,214
		47,616

Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 2/1/29, Callable 11/1/28 @ 100 (b)	4,167	4,458

Utilities (0.5%):
Comision Federal de Electricidad, 4.75%, 2/23/27 (b)	5,000	4,751
Empresa Electrica Cochrane SpA, 5.50%, 5/14/27 (b)	2,500	2,419
Fortis, Inc., 3.06%, 10/4/26, Callable 7/4/26 @ 100	6,192	6,287
Infraestructura Energetica Nova SAB de CV, 3.75%, 1/14/28 (b)	5,000	4,502
Transelec SA, 3.88%, 1/12/29, Callable 10/16/28 @ 100 (b)	3,500	3,510
		21,469
Total Yankee Dollar (Cost $423,632)		425,219

Municipal Bonds (4.6%)
Alabama (0.1%):
The Water Works Board of The City of Birmingham Revenue, 2.60%, 1/1/27	2,000	2,091

Arizona (0.0%): (i)
City of Phoenix Civic Improvement Corp. Revenue, 2.37%, 7/1/25	1,500	1,510

California (0.2%):
Los Alamitos Unified School District, GO, 6.19%, 2/1/26	3,000	3,723
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.23%, 8/1/27	5,000	5,297
		9,020

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Colorado (0.0%): (i)
Park Creek Metropolitan District Revenue
Series B, 2.89%, 12/1/27	$660	$668
Series B, 2.99%, 12/1/28	1,000	1,016
		1,684
Connecticut (0.2%):
City of New Haven, GO, Series A, 4.43%, 8/1/28	1,250	1,394
Connecticut State Development Authority Revenue, 5.50%, 4/1/21	3,000	3,079
State of Connecticut, GO, Series A, 3.69%, 9/15/24	2,200	2,386
		6,859
Florida (0.2%):
County of Miami-Dade Florida Transit System Revenue, Build America Bond, Series B, 4.59%, 7/1/21	3,300	3,422
Palm Beach County School District Certificate participation, 5.40%, 8/1/25	4,000	4,656
		8,078
Hawaii (0.5%):
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series A2, 3.24%, 1/1/31	15,000	15,612

Illinois (0.0%): (i)
Illinois Finance Authority Revenue, 5.45%, 8/1/38	1,500	1,585

Indiana (0.0%): (i)
Indiana Finance Authority Revenue
3.08%, 9/15/27	1,130	1,140
3.18%, 9/15/28	1,000	1,013
		2,153
Maryland (0.4%):
Baltimore Board of School Commissioners Revenue, 5.69%, 12/15/25	3,000	3,571
Maryland Economic Development Corp. Revenue
Series B, 4.05%, 6/1/27	2,295	2,458
Series B, 4.15%, 6/1/28	2,390	2,589
Series B, 4.25%, 6/1/29	2,490	2,727
Series B, 4.35%, 6/1/30	1,330	1,474
Series B, 4.40%, 6/1/31	1,385	1,546
		14,365
Massachusetts (0.0%): (i)
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	750	771

Michigan (0.1%):
Michigan Finance Authority Revenue, 2.95%, 12/1/30	2,500	2,569

New Jersey (0.9%):
City of Atlantic, GO
Series A, 4.23%, 9/1/25	2,525	2,818
Series A, 4.29%, 9/1/26	2,410	2,733
New Jersey Economic Development Authority Revenue
Series C, 5.71%, 6/15/30	2,500	3,064
Series NNN, 3.47%, 6/15/27	5,000	5,020
Series YY, 4.45%, 6/15/20	10,000	10,023
New Jersey Transportation Trust Fund Authority Revenue, 2.63%, 6/15/24	1,100	1,104
New Jersey Transportation Trust Fund Authority Revenue, Build America Bond, Series C, 5.75%, 12/15/28	3,000	3,467
South Jersey Transportation Authority Revenue
Series B, 3.12%, 11/1/26	450	456
Series B, 3.36%, 11/1/28	1,375	1,411
		30,096

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York (0.5%):
City of New York, GO, Build America Bond, Series B, 6.27%, 12/1/37	$5,000	$7,037
Metropolitan Transportation Authority Revenue, Build America Bond, 6.73%, 11/15/30	5,000	5,715
New York State Thruway Authority Revenue, 2.50%, 1/1/27	1,200	1,191
State of New York Mortgage Agency Revenue, 4.20%, 10/1/27, Continuously Callable @ 100	2,920	3,041
Town of Oyster Bay, GO, 3.95%, 2/1/21	1,500	1,532
		18,516
North Carolina (0.0%): (i)
City of Winston-Salem NC Revenue, Series B, 2.64%, 6/1/29	1,140	1,176

Ohio (0.2%):
City of Cleveland Airport System Revenue, Series A, 2.69%, 1/1/27	5,000	5,109
Miami University/Oxford Revenue, Build America Bond, 6.67%, 9/1/28	3,000	3,885
		8,994
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	7,951	9,324

Pennsylvania (0.2%):
City of Bethlehem, GO (NBGA-Federal Agricultural Mortgage Corporation)
Series A, 2.46%, 10/1/26	2,570	2,627
Series A, 2.55%, 10/1/27	2,655	2,723
City of Philadelphia, GO, Series A, 2.71%, 7/15/29	1,000	1,037
Pennsylvania Economic Development Financing Authority Revenue
2.62%, 3/1/29	1,855	1,841
Series B, 3.20%, 11/15/27	1,000	1,052
		9,280
South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.59%, 7/1/25	1,000	1,002
Series B, 2.80%, 7/1/26	2,735	2,762
		3,764
Texas (0.4%):
Ector County Hospital District Revenue, Build America Bond, 6.80%, 9/15/25, Continuously Callable @ 100	4,350	4,388
Gainesville Hospital District, GO, 4.56%, 8/15/21	1,480	1,500
Harris County Cultural Education Facilities Finance Corp. Revenue
Series B, 2.71%, 5/15/27	1,600	1,617
Series B, 2.76%, 5/15/28	2,000	2,028
Harris County-Houston Sports Authority Revenue, 4.45%, 11/15/31	3,900	4,249
Texas State University System Revenue, Series B, 2.54%, 3/15/28	2,775	2,836
		16,618
Wisconsin (0.2%):
State of Wisconsin Revenue, Series A, 2.35%, 5/1/29	6,000	6,050

Total Municipal Bonds (Cost $158,026)		170,115

U.S. Government Agency Mortgages (6.0%)
Federal Home Loan Mortgage Corp.
5.00%, 9/1/20	10	10
Series K017, Class X1, 1.43%, 12/25/21 (d)(e)	34,843	526
Series K019, Class X1, 1.73%, 3/25/22 (d)(e)	19,706	441
Series K023, Class X1, 1.36%, 8/25/22 (d)(e)	65,383	1,456
Series K025, Class X1, 0.94%, 10/25/22 (d)(e)	63,601	1,007

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Intermediate-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Series KC02, Class A2, 3.37%, 7/25/25 (p)	$10,000	$11,084
Series KIR1, Class A2, 2.85%, 3/25/26 (p)	12,000	13,051
Series K063, Class A2, 3.43%, 1/25/27 (d)	5,000	5,651
Series K095, Class A2, 2.79%, 6/25/29	5,000	5,571
Series K099, Class A2, 2.60%, 9/25/29	20,000	22,081
Series K154, Class A3, 3.46%, 11/25/32	891	1,017
5.50%, 4/1/36	46	53
		61,948
Federal National Mortgage Association
Series 2012-M4, Class X1, 0.54%, 4/25/22 (d)(e)	56,029	235
Series 2017-M2, Class A2, 2.89%, 2/25/27 (d)	3,500	3,836
Series M7, Class A2, 2.96%, 2/25/27 (d)	2,500	2,771
2.50%, 7/1/27 - 11/1/34 (p)	23,405	24,481
Series M4, Class A2, 3.15%, 3/25/28 (d)	3,553	3,958
4.00%, 8/1/49 - 2/1/50 (p)	85,857	91,407
3.50%, 9/1/49 - 2/1/50 (p)	34,672	36,596
		163,284
Total U.S. Government Agency Mortgages (Cost $215,785)		225,232

U.S. Treasury Obligations (7.1%)
U.S. Treasury Bonds
2.50%, 2/15/45 (p)	50,000	63,141
3.38%, 11/15/48 (p)	60,000	90,385
U.S. Treasury Notes
2.38%, 5/15/27 (p)	30,000	33,867
1.63%, 8/15/29 (p)	70,000	76,420
Total U.S. Treasury Obligations (Cost $216,377)		263,813

Commercial Paper (0.5%)
Canadian Nat Resources, 0.80%, 5/1/20 (b)(q)	5,000	5,000
CenterPoint Energy, Inc., 0.59%, 5/1/20 (b)(q)	2,800	2,800
Nissan Motor Acceptance, 0.76%, 5/6/20 (b)(q)	10,000	9,999
Total Commercial Paper (Cost $17,797)		17,799

Collateral for Securities Loaned^ (0.7%)
HSBC U.S. Government Money Market Fund I Shares, 0.19%(r)	9,142,965	9,143
Invesco Government & Agency Portfolio Institutional Shares, 0.17%(r)	15,519,578	15,520
Total Collateral for Securities Loaned (Cost $24,663)		24,663
Total Investments (Cost $3,677,741) — 99.4%		3,703,399
Other assets in excess of liabilities — 0.6%		24,172
NET ASSETS - 100.00%		$3,727,571

^	Purchased with cash collateral from securities on loan.
(a)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2020.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $1,318,486 (thousands) and amounted to 35.4% of net assets.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At April 30, 2020, illiquid securities were 0.4% of the Fund's net assets.

(d)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2020.
(e)	Security is interest only.
(f)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g)	Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.0% of the Fund's net assets as of April 30, 2020.
(h)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, illiquid securities were 0.8% of the Fund's net assets.
(i)	Amount represents less than 0.05% of net assets.
(j)	Defaulted security.
(k)	At April 30, 2020, the issuer was in bankruptcy.
(l)	Security purchased on a when-issued basis.
(m)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(n)	All or a portion of this security is on loan.
(o)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(p)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(q)	Rate represents the effective yield at April 30, 2020.
(r)	Rate disclosed is the daily yield on April 30, 2020.
(s)	Put Bond.

bps—Basis points
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MBIA—Municipal Bond Insurance Association
MTN—Medium Term Note
PIK—Payment in-kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW10—USD 10 Year Swap Rate, rate disclosed as of April 30, 2020
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2020.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	110	6/19/20	$14,778,246	$15,296,875	$518,629
30-Year U.S. Treasury Bond Future	90	6/19/20	15,130,856	16,292,812	1,161,956
					$1,680,585

Total unrealized appreciation					$1,680,585
Total unrealized depreciation					$–
Total net unrealized appreciation (depreciation)					$1,680,585

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Money Market Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (7.6%)
Consumer Discretionary (0.1%):
Cattail Creek Country Club, Inc. (LOC-Manufacturers & Traders Trust Co.), 0.65%, 3/1/31 (a)	$3,070	$3,070

Consumer Staples (1.9%):
AARP, Inc. (LOC-Bank of America Corp.), 0.60%, 5/1/31 (a)	50,000	50,000
Altoona-Blair County Development Corp. (LOC-PNC Financial Services Group), 0.60%, 4/1/35, Callable 5/13/20 @ 100 (a)(b)	20,000	20,000
Harvest Time Tabernacle, Inc. (LOC-Federal Home Loan Bank of Dallas), 0.65%, 8/1/37 (a)	4,235	4,235
Labcon North America (LOC-BNP Paribas), 0.75%, 6/1/44 (a)	7,170	7,170
Tallahassee Orthopedic Center LC (LOC-Wells Fargo & Co.), 0.65%, 4/3/34 (a)	1,830	1,830
		83,235

Financials (5.6%):
Bass Pro Rossford Development Co. LLC (LOC-Fifth Third Bank), 0.55%, 11/1/27 (a)	23,090	23,090
Carol Allen Family Liquidity Trust (LOC-Comerica Bank, N.A.), 0.42%, 3/1/48, Callable 6/5/20 @ 100 (a)	25,000	25,000
CEI Capital LLC (LOC-Fifth Third Bank), 0.50%, 3/1/33 (a)	8,490	8,490
Chad J Himmel Irrevocable Trust (LOC-Federal Home Loan Bank of Dallas), 0.42%, 7/1/48, Callable 6/5/20 @ 100 (a)	5,290	5,290
Columbus Hotel Investment One LLC (LOC-Federal Home Loan Bank of New York), 0.42%, 10/1/48, Callable 6/5/20 @ 100 (a)	6,535	6,535
David S Pearl II Irrevocable Trust (LOC-Federal Home Loan Bank of Dallas), 0.65%, 11/1/36, Callable 6/5/20 @ 100 (a)	2,670	2,670
Delos LLC (LOC-Wells Fargo & Co.), 1.10%, 3/1/37 (a)	9,205	9,205
Elsinore Properties LP (LOC-Fifth Third Bank), 0.50%, 2/1/37 (a)	4,125	4,125
Fiore Capital LLC (LOC-Wells Fargo & Co.), 1.50%, 8/1/45 (a)	25,000	25,000
Gerald J Rubin Special Trust No 1 (LOC-Goldman Sachs Bank USA), 0.42%, 12/1/48, Callable 6/5/20 @ 100 (a)	14,215	14,215
Gillean Family Trust (LOC-Federal Home Loan Bank of Dallas), 0.42%, 12/1/39, Callable 6/5/20 @ 100 (a)	6,140	6,140
Herman & Kittle Capital LLC (LOC-Federal Home Loan Bank of Cincinnati), 0.42%, 2/1/37 (a)	3,595	3,595
Lamar Avenue Trust (LOC-Federal Home Loan Bank of Dallas), 0.42%, 12/1/37, Callable 6/5/20 @ 100 (a)	4,445	4,445
Lavonia O Frick Family Trust (LOC-Federal Home Loan Bank of Atlanta), 0.42%, 8/1/48, Callable 6/5/20 @ 100 (a)	6,000	6,000
Mark E Potteiger Irrevocable Life Insurance Trust (LOC-Federal Home Loan Bank of Dallas), 0.42%, 6/1/48, Callable 6/5/20 @ 100 (a)	4,025	4,025
Medilucent MOB I LP (LOC-PNC Financial Services Group), 0.60%, 8/1/30 (a)	6,255	6,255
NLS Irrevocable Trust (LOC-Bank of Oklahoma, N.A.), 0.42%, 12/1/39, Callable 6/5/20 @ 100 (a)	11,260	11,260
Opler Irrevocable Trust (LOC-Bank of Oklahoma, N.A.), 0.42%, 11/1/39, Callable 6/5/20 @ 100 (a)	9,280	9,280
OSF Finance Co. LLC (LOC-PNC Financial Services Group), 0.60%, 12/1/37 (a)	21,565	21,565
Pinnacle Properties Development Group LLC (LOC-Federal Home Loan Bank of Cincinnati), 0.42%, 6/15/41 (a)	11,009	11,009
Stivers Realty LC (LOC-Federal Home Loan Bank of Dallas), 0.42%, 7/1/43, Callable 6/5/20 @ 100 (a)	6,930	6,930
Stobro Co. LP (LOC-Federal Home Loan Bank of Pittsburgh), 0.80%, 1/1/32 (a)	10,305	10,305

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Debra B Kennedy Irrevocable Trust (LOC-Federal Home Loan Bank of Dallas), 0.42%, 5/1/48, Callable 6/5/20 @ 100 (a)	$4,420	$4,420
The Dennis Wesley Co., Inc. (LOC-Federal Home Loan Bank of Indianapolis)
0.42%, 6/15/34, Callable 6/5/20 @ 100 (a)	2,250	2,250
0.42%, 11/15/39, Callable 6/5/20 @ 100 (a)	10,125	10,125
The Jacob Rosenstein Irrevocable Life Insurance Trust (LOC-Bank of Oklahoma, N.A.), 0.42%, 8/1/37, Callable 6/5/20 @ 100 (a)	5,800	5,800
The Linda E Krejsek Life Insurance Trust (LOC-Federal Home Loan Bank of Dallas), 0.42%, 9/1/37 (a)	5,490	5,490
		252,514
Total Corporate Bonds (Cost $338,819)		338,819

Yankee Dollar (1.3%)
Financials (0.6%):
Westpac Banking Corp., 0.39% (FEDL01+35bps), 9/21/20 (c)	25,000	25,000

Materials (0.7%):
SSAB AB (LOC-Credit Agricole Corp. Inv. Bank), 0.42%, 5/1/34, Callable 6/5/20 @ 100 (a)	15,000	15,000
SSAB AB (LOC-Swedbank AB), 0.42%, 4/1/34 (a)	20,000	20,000
		35,000
Total Yankee Dollar (Cost $60,000)		60,000

Municipal Bonds (15.3%)
Alabama (0.2%):
Columbia Industrial Development Board Revenue (NBGA-Southern Co.), Series A, 0.23%, 12/1/37, Continuously Callable @100 (a)	7,550	7,550

Arizona (0.6%):
Yavapai County IDA Revenue (LOC-Bank of Nova Scotia), 0.90%, 9/1/35, Continuously Callable @100 (a)	26,625	26,625

Arkansas (0.7%):
County of Union Revenue (LOC-Bank of America Corp.), Series R, 0.85%, 10/1/27, Callable 6/1/20 @ 100 (a)	29,000	29,000

Colorado (0.2%):
Traer Creek Metropolitan District Revenue (LOC-BNP Paribas), 0.75%, 10/1/30, Continuously Callable @100 (a)	8,976	8,976

Connecticut (0.0%): (e)
Connecticut State Development Authority Revenue (LOC-Toronto-Dominion Bank), 0.59%, 12/1/28, Continuously Callable @100 (a)	4,330	4,330

Florida (0.1%):
County of Escambia Revenue, 0.25%, 4/1/39, Continuously Callable @100 (a)	3,200	3,200

Georgia (1.5%):
Appling County Development Authority Revenue (NBGA-Southern Co.), 0.34%, 9/1/41, Continuously Callable @100 (a)	15,900	15,900
The Burke County Development Authority Revenue, Series 1, 0.33%, 7/1/49, Continuously Callable @100 (a)	15,000	15,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Burke County Development Authority Revenue (NBGA-Southern Co.), 0.23%, 11/1/52, Continuously Callable @100 (a)	$36,480	$36,480
		67,380
Illinois (0.1%):
Illinois Finance Authority Revenue (LOC-Federal Home Loan Bank of Chicago), 0.60%, 7/1/40, Continuously Callable @100 (a)	3,015	3,015

Indiana (0.4%):
City of Knox Revenue (LOC-SunTrust Bank), 0.90%, 2/1/46, Continuously Callable @100 (a)	11,300	11,300
City of Marion Revenue (LOC-Key Bank, N.A.), Series A, 0.70%, 2/1/35, Continuously Callable @100 (a)	3,845	3,845
		15,145
Iowa (1.3%):
Iowa Finance Authority Revenue, 0.27%, 9/1/36, Continuously Callable @100 (a)	10,000	10,000
Iowa Finance Authority Revenue (NBGA-Cargill, Inc.), 0.26%, 6/1/36, Continuously Callable @100 (a)	50,000	50,000
		60,000
Louisiana (2.8%):
Parish of St. James Revenue (NBGA-Nucor Corp.), Series B-1, 0.70%, 11/1/40, Continuously Callable @100 (a)	120,970	120,970
Parish of St. Charles Revenue (LOC-Federal Home Loan Bank of Atlanta), 0.70%, 9/1/24, Continuously Callable @100 (a)	2,975	2,975
		123,945

Michigan (0.7%):
Michigan Finance Authority Revenue (LOC-Bank of America Corp.), 0.68%, 9/1/49, Continuously Callable @100 (a)	29,000	29,000

Mississippi (0.1%):
County of Jackson Revenue (NBGA-Chevron Corp.), 0.14%, 6/1/23, Callable 6/1/20 @ 100 (a)	5,000	5,000
Mississippi Business Finance Corp. Revenue (LOC-Federal Home Loan Bank of Dallas), Series R-1, 0.65%, 8/1/21, Continuously Callable @100 (a)	2,080	2,080
		7,080
Missouri (0.4%):
Palmyra IDA Revenue, 1.70%, 12/1/37, Callable 6/1/20 @ 100 (a)	18,000	18,000

New York (1.9%):
New York State Housing Finance Agency Revenue (LOC-JPMorgan Chase & Co.), Series B, 0.25%, 11/1/48, Continuously Callable @100 (a)	25,450	25,450
New York State Housing Finance Agency Revenue (LOC-Landesbank Hessen-Thuringen)
0.50%, 5/1/42, Continuously Callable @100 (a)	20,000	20,000
Series B, 0.55%, 11/1/44 (a)	28,200	28,200
Saratoga County IDA Revenue (LOC-JPMorgan Chase & Co.), 0.95%, 11/1/21, Continuously Callable @100 (a)	13,755	13,755
		87,405
Oklahoma (0.7%):
Muskogee Industrial Trust Revenue, Series A, 0.50%, 1/1/25, Callable 5/6/20 @ 100 (a)	32,400	32,400

Pennsylvania (0.2%):
Allegheny County IDA Revenue (LOC-PNC Financial Services Group), 0.60%, 11/1/27, Callable 6/1/20 @ 100 (a)	4,736	4,736
Pennsylvania Economic Development Financing Authority Revenue (LOC-PNC Financial Services Group), 0.60%, 4/1/35 (a)	3,095	3,095
		7,831

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Texas (3.4%):
Brazos Harbor Industrial Development Corp. Revenue (NBGA-BASF S.E.)
1.70%, 10/1/36, Callable 6/1/20 @ 100 (a)	$45,000	$45,000
1.70%, 5/1/38, Callable 6/1/20 @ 100 (a)	25,000	25,000
Port of Port Arthur Navigation District Revenue, 1.50%, 4/1/40, Continuously Callable @100 (a)	64,745	64,745
Port of Port Arthur Navigation District Revenue (NBGA-BASF S.E.), Series A, 1.70%, 5/1/38, Callable 6/1/20 @ 100 (a)	15,000	15,000
		149,745
Total Municipal Bonds (Cost $680,627)		680,627

U.S. Treasury Obligations (9.0%)
U.S. Treasury Bills, 1.27%, 5/7/20 (d)	400,000	399,897
Total U.S. Treasury Obligations (Cost $399,897)		399,897

Commercial Paper (40.4%)
Alabama Power Co., 1.45%, 5/1/20 (b)(d)	51,000	51,000
American Honda Finance, 1.96%, 5/22/20 (b)(d)	109,000	108,869
AT&T, Inc.
1.45%, 5/1/20 (b)(d)	50,000	50,000
1.41%, 6/4/20 (b)(d)	25,000	24,966
Barclays Bank PLC
1.44%, 5/5/20 (b)(d)	50,000	49,990
1.58%, 5/11/20 (b)(d)	50,000	49,976
Barton Capital Corp.
0.85%, 5/18/20 (b)(d)	50,000	49,979
0.90%, 5/20/20 (b)(d)	50,000	49,975
Barton Capital SA, 0.72%, 5/22/20 (b)(d)	50,000	49,978
Bayerische Landesbk Giro, 1.53%, 5/11/20 (b)(d)	32,000	31,985
Corporate Asset Funding Co. LLC, 0.29%, 5/21/20 (b)(d)	50,000	49,992
Crown Point Capital Co. LLC
0.95%, 5/11/20 (b)(d)	25,000	24,993
0.96%, 5/12/20 (b)(d)	50,000	49,984
Dairy Farmers of America, 1.25%, 5/1/20 (b)(d)	60,000	60,000
Duke Energy Corp., 0.94%, 5/22/20 (b)(d)	97,000	96,944
DuPont EI de Nemours Co., 1.61%, 6/8/20 (b)(d)	25,000	24,956
Evergy Metro, Inc.
0.53%, 5/4/20 (b)(d)	10,000	9,999
0.73%, 5/7/20 (b)(d)	75,000	74,989
1.24%, 5/20/20 (b)(d)	50,000	49,966
Gotham Funding Corp., 0.57%, 5/22/20 (b)(d)	50,000	49,983
Great Bridge Capital Co. LLC, 1.63%, 5/12/20 (b)(d)	50,000	49,973
Hannover Funding Co. LLC
0.70%, 5/1/20 (b)(d)	50,000	50,000
0.53%, 5/4/20 (b)(d)	50,000	49,997
0.60%, 5/7/20 (b)(d)	75,000	74,991
Hyundai Capital America, Inc.
2.00%, 5/1/20 (b)(d)	40,000	40,000
0.80%, 5/4/20 (b)(d)	25,000	24,996
1.96%, 5/22/20 (b)(d)	95,000	94,886
LMA Americas LLC, 1.44%, 5/5/20 (b)(d)	50,000	49,990
Lyondellbasell, 1.15%, 5/22/20 (b)(d)	50,000	49,965

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Money Market Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Manhattan Asset Funding Co., 0.57%, 5/18/20 (b)(d)	$100,000	$99,972
Nissan Motor Acceptance Corp., 1.74%, 5/12/20 (b)(d)	30,000	29,983
Sheffield Receivables Co. LLC
1.13%, 5/4/20 (b)(d)	50,000	49,994
0.62%, 5/20/20 (b)(d)	50,000	49,983
0.72%, 5/22/20 (b)(d)	50,000	49,978
Union Pacific Corp., 2.18%, 5/4/20 (b)(d)	20,000	19,995
Total Commercial Paper (Cost $1,793,227)		1,793,227

Certificates of Deposit (24.5%)
Bank of Montreal
0.35%, 7/13/20 (FED01+31bps) (c)	40,000	40,000
0.27%, 8/3/20 (SOFR+26bps) (c)	40,000	40,000
0.39%, 8/3/20 (FEDL01+35bps) (c)	40,000	40,000
Bank of Nova Scotia
0.34%, 5/1/20 (FEDL01+30bps) (c)	50,000	50,000
0.49%, 10/23/20 (FEDL01+45bps) (c)	25,000	25,000
Canadian Imperial Bank of Commerce
0.30%, 5/18/20 (FEDL01+26bps) (c)	30,000	30,000
0.33%, 7/17/20 (FEDL01+29bps) (c)	30,000	30,000
0.37%, 8/20/20 (FEDL01+33bps) (c)	30,000	30,000
0.40%, 9/1/20 (FEDL01+36bps) (c)	40,000	40,000
0.44%, 10/9/20 (FEDL01+40bps) (c)	30,000	30,000
Credit Agricole Corporate and Investment Bank
0.69%, 5/29/20 (LIBOR01M+25bps) (c)	30,000	30,000
0.48%, 7/6/20 (FEDL01+44bps) (c)	40,000	40,000
Credit Industriel ET Commercial, 0.44% (FEDL01+40bps), 7/17/20 (c)	40,000	40,000
Credit Suisse AG, 1.27%, 10/6/20	50,000	50,000
Natixis SA, 1.21% (LIBOR01M+29bps), 6/8/20 (c)	30,000	30,000
Royal Bank of Canada
0.30%, 7/16/20 (SOFR+29bps) (c)	40,000	40,000
0.39%, 7/24/20 (FEDL01+35bps) (c)	40,000	40,000
0.45%, 10/19/20 (FEDL01+41bps) (c)	40,000	40,000
Societe Generale
1.15%, 5/14/20 (LIBOR01M+32bps) (c)	40,000	40,000
0.48%, 8/17/20 (FEDL01+44bps) (c)	40,000	40,000
0.53%, 9/8/20 (FEDL01+49bps) (c)	40,000	40,000
Toronto Dominion Bank
0.34%, 7/15/20 (FEDL01+30bps) (c)	30,000	30,000
0.39%, 8/3/20 (FEDL01+35bps) (c)	50,000	50,000
0.39%, 8/7/20 (FEDL01+35bps) (c)	40,000	40,000
Toronto-Dominion Bank, 0.43% (SOFR+42bps), 9/30/20 (c)	25,000	25,000
Wells Fargo Bank NA
0.34%, 5/15/20 (FEDL01+30bps) (c)	40,000	40,000
0.38%, 8/14/20 (FEDL01+34bps) (c)	40,000	40,000
Westpac Banking Corp.
0.44%, 10/26/20 (FEDL01+40bps) (c)	40,000	40,000
0.44%, 11/2/20 (FEDL01+40bps) (c)	40,000	40,000
Total Certificates of Deposit (Cost $1,090,000)		1,090,000

Total Investments (Cost $4,362,570) — 98.1%		4,362,570
Other assets in excess of liabilities — 1.9%		84,694
NET ASSETS - 100.00%		$4,447,264

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $1,793,228 (thousands) and amounted to 40.3% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2020.
(d)	Rate represents the effective yield at April 30, 2020.
(e)	Amount represents less than 0.05% of net assets.

bps—Basis points
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Line Letter of Credit
LP—Limited Partnership
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Science & Technology Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Biotechnology (18.3%):
89bio, Inc. (a)(b)	3,132	$74
Adverum Biotechnologies, Inc. (a)	527,753	6,254
Aimmune Therapeutics, Inc. (a)(b)	368,531	6,310
Albireo Pharma, Inc. (a)	94,549	2,124
Alkermes PLC (a)	18,599	255
Allakos, Inc. (a)(b)	53,640	3,527
Alnylam Pharmaceuticals, Inc. (a)	2,836	374
Amicus Therapeutics, Inc. (a)	325,139	3,840
Apellis Pharmaceuticals, Inc. (a)	291,700	9,996
Arena Pharmaceuticals, Inc. (a)	83,186	4,074
Argenx SE, ADR (a)	530	78
Ascendis Pharma A/S, ADR (a)	54,228	7,360
Atreca, Inc. Class A (a)(b)	201,414	3,078
Autolus Therapeutics PLC, ADR (a)	231,112	2,177
Avrobio, Inc. (a)	264,312	3,402
Beam Therapeutics, Inc. (a)(b)	142,956	2,280
BeiGene Ltd., ADR (a)(b)	25,963	3,968
Biohaven Pharmaceutical Holding Co. Ltd. (a)	3,618	170
Black Diamond Therapeutics, Inc. (a)	1,197	44
bluebird bio, Inc. (a)(b)	308,434	16,618
Blueprint Medicines Corp. (a)	108,507	6,383
Botanix Pharmaceuticals Ltd. (a)(b)	17,749,559	537
Celyad SA, ADR (a)(b)(c)	209,968	1,888
Centogene NV (a)(c)	220,508	4,300
Coherus Biosciences, Inc. (a)	6,741	112
Constellation Pharmaceuticals, Inc. (a)	117,797	4,238
Crinetics Pharmaceuticals, Inc. (a)	137,939	2,301
CytomX Therapeutics, Inc. (a)	524,937	5,417
Dermtech, Inc. PIPE (a)(c)	185,997	2,425
Dermtech, Inc. (a)(b)	77,704	1,068
Dermtech, Inc. PIPE (a)(c)	279	3,537
Editas Medicine, Inc. (a)(b)	115,449	2,669
Eidos Therapeutics, Inc. (a)(b)	106,015	4,923
Epizyme, Inc. (a)	268,566	4,421
Equillium, Inc. (a)(c)	462,534	1,263
Evelo Biosciences, Inc. (a)(b)	29,187	162
Exact Sciences Corp. (a)	88,169	6,964
Fate Therapeutics, Inc. (a)(b)	710,745	19,460
G1 Therapeutics, Inc. (a)	9,104	120
Galapagos NV (a)	948	209
Genmab A/S (a)	1,484	357
Genus PLC	4,121	177
Global Blood Therapeutics, Inc. (a)	5,346	409
GlycoMimetics, Inc. (a)	10,678	30
Gossamer Bio, Inc. (a)	230,852	3,006
Gritstone Oncology, Inc. (a)(b)	88,354	619
Homology Medicines, Inc. (a)	218,750	2,640
ImmunoGen, Inc. (a)	25,628	105
Immunomedics, Inc. (a)	154,341	4,689
Invitae Corp. (a)(b)	217,509	3,600
Iovance Biotherapeutics, Inc. (a)	254,743	8,190
Ironwood Pharmaceuticals, Inc. (a)	23,197	232
KalVista Pharmaceuticals, Inc. (a)	159,205	1,737
Kezar Life Sciences, Inc. (a)	890,181	4,184
Kodiak Sciences, Inc. (a)(b)	2,623	143
Kura Oncology, Inc. (a)	583,419	8,489
MacroGenics, Inc. (a)	208,040	1,498

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Madrigal Pharmaceuticals, Inc. (a)	2,281	$191
Matinas BioPharma Holdings, Inc. (a)(b)	2,542,615	1,955
Mirati Therapeutics, Inc. (a)	58,526	4,977
Momenta Pharmaceuticals, Inc. (a)	15,600	495
Myovant Sciences Ltd. (a)	364,916	4,372
Neurocrine Biosciences, Inc. (a)	24,568	2,411
ORIC Pharmaceuticals, Inc. (a)(c)	170,290	4,504
Passage Bio, Inc. (a)	80,467	1,332
PhaseBio Pharmaceuticals, Inc. (a)(b)	12,014	46
Portola Pharmaceuticals, Inc. (a)(b)	17,268	122
Precision BioSciences, Inc. (a)(b)	363,827	2,503
Radius Health, Inc. (a)	3,649	57
RAPT Therapeutics, Inc. (a)(b)	80,275	1,219
Repligen Corp. (a)	1,079	125
Replimune Group, Inc. (a)	296,085	5,356
REVOLUTION Medicines, Inc. (a)	39,123	1,223
Rigel Pharmaceuticals, Inc. (a)	34,559	62
Sage Therapeutics, Inc. (a)	83,156	3,241
Scholar Rock Holding Corp. (a)(b)	189,709	3,117
Seattle Genetics, Inc. (a)	5,392	740
SpringWorks Therapeutics, Inc. (a)(b)	95,697	2,896
Stoke Therapeutics, Inc. (a)	120,350	2,531
Syndax Pharmaceuticals, Inc. (a)	15,108	272
Turning Point Therapeutics, Inc. (a)	70,779	3,646
Twist Bioscience Corp. (a)	215,248	7,041
UroGen Pharma Ltd. (a)(b)	6,006	133
Vertex Pharmaceuticals, Inc. (a)	3,726	936
Zai Lab Ltd., ADR (a)	5,481	344
Zealand Pharma A/S, ADR (a)(b)(c)	1,653	58
Zymeworks, Inc. (a)	168,092	6,140
		250,550
Communication Services (7.0%):
Alphabet, Inc. Class A (a)	12,946	17,435
Boingo Wireless, Inc. (a)	1,075,101	14,987
Facebook, Inc. Class A (a)	160,476	32,851
Match Group, Inc. (a)(b)	189,090	14,552
Nexon Co. Ltd.	132,900	2,146
Take-Two Interactive Software, Inc. (a)	82,534	9,991
Tencent Holdings Ltd.	71,102	3,738
		95,700
Communications Equipment (2.3%):
Lumentum Holdings, Inc. (a)	257,470	20,832
Viavi Solutions, Inc. (a)	826,221	9,981
		30,813
Consumer Discretionary (6.6%):
Alibaba Group Holding Ltd., ADR (a)	19,782	4,009
Amazon.com, Inc. (a)	24,453	60,497
Arco Platform Ltd. Class A (a)	206,677	10,379
Booking Holdings, Inc. (a)	7,777	11,514
Etsy, Inc. (a)	50,238	3,259
		89,658
Electronic Equipment, Instruments & Components (3.1%):
Airgain, Inc. (a)	23,485	190
Dolby Laboratories, Inc. Class A	125,753	7,549
Fabrinet (a)	219,861	13,796
Flex Ltd. (a)	460,150	4,491

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Keysight Technologies, Inc. (a)	93,064	$9,006
Rogers Corp. (a)	70,257	7,801
		42,833
Financials (0.5%):
LendingTree, Inc. (a)(b)	25,238	6,294

Health Care Equipment & Supplies (1.7%):
Abbott Laboratories	9,143	842
Baxter International, Inc.	8,029	713
Becton Dickinson & Co.	1,244	314
Boston Scientific Corp. (a)	25,642	961
ConvaTec Group PLC (d)	80,226	214
CryoPort, Inc. (a)(b)	560,476	10,560
Danaher Corp.	6,106	998
Edwards Lifesciences Corp. (a)	4,349	946
Hill-Rom Holdings, Inc.	1,527	172
Hologic, Inc. (a)	6,147	308
Integer Holdings Corp. (a)	1,115	83
Intuitive Surgical, Inc. (a)	981	501
Masimo Corp. (a)	516	110
Medtronic PLC	13,022	1,271
NuVasive, Inc. (a)	3,360	205
Quotient Ltd. (a)	486,600	4,504
Shockwave Medical, Inc. (a)	4,672	187
Smith & Nephew PLC	23,210	454
Zimmer Biomet Holdings, Inc.	2,364	283
		23,626
Health Care Providers & Services (0.7%):
Acadia Healthcare Co., Inc. (a)	7,997	192
Amedisys, Inc. (a)	1,044	192
Centene Corp. (a)	6,442	429
Encompass Health Corp.	4,733	314
Exagen, Inc. (a)(b)	296,121	4,619
HCA Healthcare, Inc.	4,961	545
Humana, Inc.	1,636	625
Molina Healthcare, Inc. (a)	1,117	183
Notre Dame Intermedica Participacoes SA	12,800	129
R1 RCM, Inc. (a)	10,964	113
UnitedHealth Group, Inc.	10,037	2,936
		10,277
Health Care Technology (1.1%):
Alibaba Health Information Technology Ltd. (a)	36,000	86
HMS Holdings Corp. (a)	8,455	242
Icad, Inc. (a)	72,081	823
Omnicell, Inc. (a)	4,100	299
Teladoc Health, Inc. (a)	465	77
Veeva Systems, Inc. Class A (a)	72,497	13,832
		15,359
Industrials (0.5%):
Equifax, Inc.	23,047	3,201
Uber Technologies, Inc. (a)	126,396	3,826
		7,027
IT Services (11.6%):
Euronet Worldwide, Inc. (a)	53,247	4,886
FleetCor Technologies, Inc. (a)	31,090	7,500
Genpact Ltd.	165,147	5,686

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Global Payments, Inc.	187,705	$31,164
GoDaddy, Inc. Class A (a)	179,100	12,435
PayPal Holdings, Inc. (a)	87,629	10,778
Square, Inc. Class A (a)	25,879	1,686
Twilio, Inc. Class A (a)(b)	164,094	18,428
VeriSign, Inc. (a)	4,517	946
Visa, Inc. Class A	207,751	37,129
WEX, Inc. (a)	38,235	5,059
Wix.com Ltd. (a)	178,631	23,367
		159,064
Life Sciences Tools & Services (2.2%):
10X Genomics, Inc. Class A (a)(b)	104,089	8,314
Adaptive Biotechnologies Corp. (a)	98,409	3,150
Bio-Techne Corp.	870	196
ICON PLC (a)	2,085	335
Illumina, Inc. (a)	27,548	8,788
NanoString Technologies, Inc. (a)(b)	5,455	173
NeoGenomics, Inc. (a)	253,652	6,935
Pharmaron Beijing Co. Ltd. Class H (a)(d)	10,887	86
PPD, Inc. (a)	14,509	347
PRA Health Sciences, Inc. (a)	3,528	340
Tecan Group AG	682	220
Thermo Fisher Scientific, Inc.	3,980	1,332
Wuxi Apptec Co. Ltd. (d)	11,960	168
Wuxi Biologics Cayman, Inc. (a)(d)	3,000	47
		30,431
Pharmaceuticals (2.6%):
Amneal Pharmaceuticals, Inc. (a)	12,856	47
Assembly Biosciences, Inc. (a)	390,269	6,833
AstraZeneca PLC, ADR	20,240	1,058
Bristol-Myers Squibb Co.	197,098	11,985
Chugai Pharmaceutical Co. Ltd.	2,430	290
Contra Clementia Pharmaceuticals (c)(e)	14,251	15
Daiichi Sankyo Co. Ltd.	4,850	333
Eisai Co. Ltd.	5,715	400
Elanco Animal Health, Inc. (a)	7,106	176
Eli Lilly & Co.	9,539	1,475
GW Pharmaceuticals PLC, ADR (a)(b)	67,564	6,765
Hikma Pharmaceuticals PLC	1,365	41
Hutchison China Meditech Ltd., ADR (a)	2,654	57
Kaleido Biosciences, Inc. (a)(b)	40,715	265
Laboratorios Farmaceuticos Rovi SA	3,293	94
Mediwound Ltd. (a)	18,926	38
Mylan NV (a)	15,357	258
MyoKardia, Inc. (a)	55,942	3,514
Novartis AG Registered Shares	2,554	218
Odonate Therapeutics, Inc. (a)	6,916	195
ONO Pharmaceutical Co. Ltd.	7,730	186
Pfizer, Inc.	57,013	2,187
Revance Therapeutics, Inc. (a)	7,263	134
Satsuma Pharmaceuticals, Inc. (a)	3,305	65
Takeda Pharmaceutical Co. Ltd.	2,365	85
Theravance BioPharma, Inc. (a)	4,864	142
Tricida, Inc. (a)	6,665	202
UCB SA (a)	3,177	291
Wave Life Sciences Ltd. (a)(b)	5,532	48
		37,397

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (16.1%):
Advanced Micro Devices, Inc. (a)	264,326	$13,848
BE Semiconductor Industries NV (b)	89,585	3,708
Cohu, Inc.	871,044	14,398
FormFactor, Inc. (a)	130,105	3,031
Globalwafers Co. Ltd.	211,000	2,685
Inphi Corp. (a)	69,211	6,682
KLA Corp.	62,668	10,283
Lam Research Corp.	64,226	16,396
Lattice Semiconductor Corp. (a)	953,676	21,468
MACOM Technology Solutions Holdings, Inc. (a)	820,694	25,163
Marvell Technology Group Ltd.	881,311	23,566
Micron Technology, Inc. (a)	161,062	7,713
MKS Instruments, Inc.	140,220	14,054
Monolithic Power Systems, Inc.	76,687	15,330
NVIDIA Corp.	38,262	11,183
SK Hynix, Inc.	48,905	3,366
STMicroelectronics NV, NYS	575,748	14,721
Teradyne, Inc.	52,008	3,253
Tokyo Electron Ltd.	20,000	4,259
Ultra Clean Holdings, Inc. (a)	260,755	4,795
		219,902
Software (25.0%):
Adobe, Inc. (a)	15,474	5,472
Avaya Holdings Corp. (a)(b)	638,425	6,346
Cornerstone OnDemand, Inc. (a)	293,410	9,847
Coupa Software, Inc. (a)	95,908	16,888
DocuSign, Inc. (a)	197,511	20,689
Domo, Inc. Class B (a)	407,980	7,935
Dropbox, Inc. Class A (a)	565,926	11,896
Fair Isaac Corp. (a)	29,720	10,489
Guidewire Software, Inc. (a)	63,243	5,745
Microsoft Corp.	451,215	80,863
Paycom Software, Inc. (a)	50,889	13,283
Proofpoint, Inc. (a)	111,280	13,546
RingCentral, Inc. Class A (a)	235,144	53,738
Salesforce.com, Inc. (a)	81,810	13,249
ServiceNow, Inc. (a)	89,060	31,308
Slack Technologies, Inc. Class A (a)(b)	127,943	3,415
Splunk, Inc. (a)	47,801	6,709
SVMK, Inc. (a)	184,024	2,889
Varonis Systems, Inc. (a)	152,970	10,257
Workday, Inc. Class A (a)	58,697	9,033
Zendesk, Inc. (a)	97,799	7,519
		341,116
Technology Hardware, Storage & Peripherals (0.2%):
Western Digital Corp.	57,455	2,648

Total Common Stocks (Cost $1,085,817)		1,362,695

Collateral for Securities Loaned^ (4.1%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (f)	55,647,144	55,647

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Science & Technology Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (f)	312,766	$313
Total Collateral for Securities Loaned (Cost $55,960)		55,960
Total Investments (Cost $1,141,777) — 103.6%		1,418,655
Liabilities in excess of other assets — (3.6)%		(49,269)
NET ASSETS - 100.00%		$1,369,386

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, illiquid securities were 1.3% of the Fund's net assets.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $515 (thousands) and amounted to less than 0.0% of net assets.
(e)	Security was fair valued based using significant unobservable inputs as of April 30, 2020.
(f)	Rate disclosed is the daily yield on April 30, 2020.

ADR—American Depositary Receipt
NYS—New York Registered Shares PIPE—Private Investment in Public Equity
PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (21.2%)
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 11/18/22 @ 100	$2,857	$2,878
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22, Callable 11/8/20 @ 100	5,000	5,022
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 3/8/21 @ 100 (a)	8,125	8,118
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 4/18/22 @ 100	5,000	5,023
ARI Fleet Lease Trust, Series 2019-A, Class A3, 2.53%, 11/15/27, Callable 2/15/23 @ 100 (b)	5,000	4,943
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (b)	2,250	2,176
ARI Fleet Lease Trust, Series 2018-A, Class A3, 2.84%, 10/15/26, Callable 9/15/21 @ 100 (b)	6,063	6,069
ARI Fleet Lease Trust, Series 2018-A, Class A2, 2.55%, 10/15/26, Callable 9/15/21 @ 100 (b)	1,180	1,180
ARI Fleet Lease Trust, Series 2020-A, Class B, 2.06%, 11/15/28, Callable 1/15/23 @ 100 (b)	1,470	1,356
ARL Second LLC, Series 2014-1A, Class A1, 2.92%, 6/15/44, Callable 6/15/24 @ 100 (b)	466	449
Ascentium Equipment Receivables Trust, Series 2017-1A, Class B, 2.85%, 10/10/21, Callable 6/10/21 @ 100 (b)	7,764	7,764
Ascentium Equipment Receivables Trust, Series 2018-2A, Class B, 3.76%, 5/10/24, Callable 11/10/22 @ 100 (b)	3,245	3,302
Ascentium Equipment Receivables Trust, Series 2019-1A, Class B, 2.99%, 5/12/25, Callable 4/10/23 @ 100 (b)	1,000	1,002
Avis Budget Rental Car Funding Aesop LLC, Series 2020- 1A, Class B, 2.68%, 8/20/26 (b)	4,000	3,409
Avis Budget Rental Car Funding Aesop LLC, Series 2015-1A, Class A, 2.50%, 7/20/21 (b)	3,000	2,995
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B, 3.70%, 3/20/23 (b)	2,200	2,127
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22 (b)	5,000	4,843
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (b)	3,300	3,115
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class C, 4.94%, 6/20/22 (b)	2,827	2,662
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (b)	5,000	4,419
Avis Budget Rental Car Funding Aseop LLC, Series 2019-1A, Class A, 3.45%, 3/20/23 (b)	4,967	4,823
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 11/15/21 @ 100 (b)	5,000	4,982
Bank of The West Auto Trust, Series 2017-1, Class A4, 2.33%, 9/15/23, Callable 11/15/21 @ 100 (b)	5,455	5,520
Bank of The West Auto Trust, Series 2018-1, Class A4, 3.59%, 12/15/23, Callable 11/15/21 @ 100 (b)	5,000	5,153
Bank of The West Auto Trust, Series 2019-1, Class B, 2.76%, 1/15/25, Callable 2/15/23 @ 100 (b)	3,300	3,292

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 2/15/23 @ 100 (b)	$1,400	$1,371
Bank of The West Auto Trust, Series 2019-1, Class A4, 2.51%, 10/15/24, Callable 2/15/23 @ 100 (b)	7,500	7,678
BCC Funding LLC, Series 2018-1A, Class A2, 2.96%, 6/20/23, Callable 11/20/21 @ 100 (b)	2,611	2,600
Cabela's Credit Card Master Note Trust, Series 2013-1A, Class A, 2.71%, 2/17/26 (b)	5,000	4,962
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class C, 4.07%, 3/19/25, Callable 1/19/22 @ 100 (b)	5,000	5,147
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 1/19/22 @ 100 (b)	1,250	1,271
Canadian Pacer Auto Receivables Trust, Series 2018-1, Class B, 3.47%, 2/19/23, Callable 5/19/21 @ 100 (b)	5,000	5,047
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (b)	10,000	9,855
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 9/19/23 @ 100 (b)	2,000	1,950
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class C, 2.49%, 5/19/26, Callable 9/19/23 @ 100 (b)	2,000	1,865
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class A4, 3.44%, 8/21/23, Callable 1/19/22 @ 100 (b)	5,135	5,262
Carmax Auto Owner Trust, Series 2020-2, Class B, 2.90%, 8/15/25, Callable 3/15/24 @ 100	1,806	1,806
Carmax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 9/15/23 @ 100	3,188	3,111
Carmax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25, Callable 9/15/23 @ 100	3,270	3,109
Carmax Auto Owner Trust, Series 2019-1, Class B, 3.45%, 11/15/24, Callable 12/15/22 @ 100	1,923	1,933
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50 (b)	4,302	4,200
CCG Receivables Trust, Series 2019-2, Class B, 2.55%, 3/15/27, Callable 8/14/23 @ 100 (b)	3,500	3,355
Centre Point Funding LLC, Series 2012-2A, Class 1, 2.61%, 8/20/21 (b)	150	150
Chesapeake Funding LLC, Series 2018-2A, Class A1, 3.23%, 8/15/30, Callable 7/15/21 @ 100 (b)	3,082	3,080
Chesapeake Funding LLC, Series 2018-A1, Class A1, 3.04%, 4/15/30 (b)	1,568	1,572
Chesapeake Funding LLC, Series 2019-1A, Class B, 3.11%, 4/15/31, Callable 6/15/22 @ 100 (b)	6,000	5,970
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 5/15/21 @ 100	1,200	1,198
College Loan Corp Trust I, Series 2005-2, Class B, 1.71% (LIBOR03M+49bps), 1/15/37, Callable 7/15/28 @ 100 (c)	1,366	1,231
Conn's Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 6/17/24, Callable 11/15/21 @ 100 (b)	2,110	2,057
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class C, 2.59%, 6/15/29, Callable 1/15/24 @ 100 (b)	4,000	3,795
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (b)	2,348	2,357
Credit Acceptance Auto Loan Trust, Series 2019- 3A, Class A, 2.38%, 11/15/28 (b)	2,250	2,221

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29 (b)	$7,330	$7,258
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (b)	16,000	16,196
Credit Acceptance Auto Loan Trust, Series 2017-2, Class A, 2.55%, 2/17/26 (b)	421	421
Credit Acceptance Auto Loan Trust, Series 2018-1, Class A, 3.01%, 2/16/27 (b)	2,372	2,377
Credit Acceptance Auto Loan Trust, Series 2017-3, Class B, 3.21%, 8/17/26 (b)	1,500	1,501
Credit Acceptance Auto Loan Trust, Series 2017-2, Class C, 3.35%, 6/15/26 (b)	4,850	4,850
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (b)	2,059	2,007
Dell Equipment Finance Trust, Series 2020-1, Class B, 2.98%, 4/24/23, Callable 10/22/22 @ 100 (b)	775	775
Dell Equipment Finance Trust, Series 2017-2, Class C, 2.73%, 10/24/22, Callable 8/22/20 @ 100 (b)	1,750	1,745
Dell Equipment Finance Trust, Series 2019-2, Class C, 2.18%, 10/22/24, Callable 7/22/22 @ 100 (b)	2,700	2,600
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (b)	2,813	2,807
Dell Equipment Finance Trust, Series 2020-1, Class A2, 2.26%, 6/22/22, Callable 10/22/22 @ 100 (b)	2,000	2,000
Dell Equipment Finance Trust, Series 2017-2, Class D, 3.27%, 10/23/23, Callable 8/22/20 @ 100 (b)	2,536	2,534
Drive Auto Receivables Trust, Series 2018-2, Class D, 4.14%, 8/15/24, Callable 12/15/21 @ 100	5,000	5,067
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23, Callable 10/15/21 @ 100	2,067	2,068
Drive Auto Receivables Trust, Series 2018-3, Class D, 4.30%, 9/16/24, Callable 12/15/21 @ 100	2,805	2,826
Drive Auto Receivables Trust, Series 2018-5, Class B, 3.68%, 7/15/23, Callable 12/15/21 @ 100	5,000	5,015
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81%, 5/15/24, Callable 10/15/21 @ 100	6,000	6,038
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 12/15/21 @ 100	3,500	3,513
DT Auto Owner Trust, Series 2018-2A, Class C, 3.67%, 3/15/24, Callable 3/15/22 @ 100 (b)	4,711	4,720
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/19/44 (b)	12,000	11,873
Element Rail Leasing LLC, Series 2014-1A, Class A1, 2.30%, 4/19/44 (b)	714	707
Enterprise Fleet Financiing LLC, Series 2019-1, Class A3, 3.07%, 10/20/24 (b)	1,000	1,000
Enterprise Fleet Financing LLC, Series 2017-2, Class A2, 1.97%, 1/20/23 (b)	66	66
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60%, 7/20/22, Callable 6/20/20 @ 100 (b)	9,351	9,350
Enterprise Fleet Financing LLC, Series 2017-3, Class A3, 2.36%, 5/20/23 (b)	2,344	2,332

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (b)	$2,050	$1,945
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (b)	3,562	3,503
Evergreen Credit Card Trust, Series 2019-1, Class C, 3.98%, 1/15/23 (b)	4,000	4,001
Evergreen Credit Card Trust, Series 2019-1, Class B, 3.59%, 1/15/23 (b)	3,740	3,772
Exeter Automobile Receivables Trust, Series 2018-3, Class D, 4.35%, 6/17/24, Callable 8/15/22 @ 100 (b)	2,500	2,426
Exeter Automobile Receivables Trust, Series 2018-2, Class B, 3.27%, 5/16/22, Callable 2/15/22 @ 100 (b)	74	74
Exeter Automobile Receivables Trust, Series 2019-3, Class C, 2.79%, 5/15/24, Callable 11/15/22 @ 100 (b)	3,490	3,403
Exeter Automobile Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22, Callable 8/15/22 @ 100 (b)	525	525
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49%, 1/15/25, Callable 12/15/24 @ 100 (b)	4,545	4,404
Exeter Automobile Receivables Trust, Series 2019-4, Class C, 2.44%, 9/16/24, Callable 2/15/23 @ 100 (b)	4,000	3,891
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 9/15/22 @ 100 (b)	6,496	6,448
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 12/15/24 @ 100 (b)	2,566	2,526
Exeter Automobile Receivables Trust, Series 2018-4, Class C, 3.97%, 9/15/23, Callable 4/15/22 @ 100 (b)	4,000	4,008
Exeter Automobile Receivables Trust, Series 2017-2, Class B, 2.82%, 5/16/22, Callable 8/15/21 @ 100 (b)	444	443
First Investors Auto Owner Trust, Series 2019-2, Class B, 2.47%, 1/15/25, Callable 3/15/23 @ 100 (b)	3,640	3,578
First Investors Auto Owner Trust, Series 2017-2, Class D, 3.56%, 9/15/23, Callable 11/15/21 @ 100 (b)	5,695	5,580
First Investors Auto Owner Trust, Series 2020-1A, Class C, 2.55%, 2/17/26, Callable 12/15/23 @ 100 (b)	5,000	5,043
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 3/15/23 @ 100 (b)	7,403	7,004
Flagship Credit Auto Trust, Series 2017-1, Class D, 4.23%, 5/15/23, Callable 10/15/21 @ 100 (b)	5,760	5,723
Flagship Credit Auto Trust, Series 2017-4, Class B, 2.66%, 10/17/22, Callable 8/15/22 @ 100 (b)	2,500	2,500
Ford Credit Auto Lease Trust, Series 2020-A, Class B, 2.05%, 6/15/23, Callable 8/15/22 @ 100	5,000	4,996
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (b)	5,000	4,531
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31, Callable 2/15/25 @ 100 (b)	5,000	5,049
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 8/15/31, Callable 2/15/25 @ 100 (b)	2,667	2,532
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	3,261	3,244
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class B, 2.54%, 8/18/25, Callable 12/16/23 @ 100	1,500	1,500
Goal Capital Funding Trust, Series 2005-2, Class A4, 1.88% (LIBOR03M+20bps), 8/25/44, Callable 8/25/20 @ 100 (c)	4,632	4,355

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Great American Auto Leasing, Inc., Series 2019-1, Class A4, 3.21%, 2/18/25, Callable 12/15/22 @ 100 (b)	$1,000	$1,020
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (b)	5,000	5,028
Hertz Vehicle Financing LP, Series 2019-1A, Class A, 3.71%, 3/25/23 (b)	5,000	4,902
Hertz Vehicle Financing LP, Series 2016-4A, Class A, 2.65%, 7/25/22 (b)	2,000	1,878
Hertz Vehicle Financing LP, Series 2019-1A, Class B, 4.10%, 3/25/23 (b)	870	756
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (b)	1,350	1,321
HPEFS Equipment Trust, Series 2020-1A, Class C, 2.03%, 2/20/30, Callable 2/20/23 @ 100 (b)	2,851	2,749
HPEFS Equipment Trust, Series 2019-1A, Class B, 2.32%, 9/20/29, Callable 7/20/22 @ 100 (b)	1,750	1,744
Iowa Student Loan Liquidity Corp., Series 2005-1, Class B, 1.57% (LIBOR03M+35bps), 9/25/37, Callable 12/25/21 @ 100 (c)	1,981	1,667
Kubota Credit Owner Trust, Series 2020-1A, Class A3, 1.96%, 3/15/24, Callable 10/15/23 @ 100 (b)(d)	3,750	3,755
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (b)(d)	5,000	5,002
Master Credit Card Trust, Series 2020-1A, Class C, 2.59%, 9/23/24 (b)	2,125	2,108
Master Credit Card Trust, Series 2020-1A, Class B, 2.27%, 9/23/24 (b)	833	825
Master Credit Card Trust, Series 2019-2A, Class B, 2.39%, 7/21/21 (b)	5,000	4,994
Master Credit Card Trust, Series 2019-2A, Class C, 2.83%, 7/21/21 (b)	2,750	2,737
MMAF Equipment Finance LLC, Series 2017-A, Class A4, 2.41%, 8/16/24, Callable 9/16/26 @ 100 (b)	2,900	2,902
Nelnet Student Loan Trust, Series 2005-3, Class B, 1.48% (LIBOR03M+28bps), 9/22/37, Callable 6/22/20 @ 100 (c)	1,048	1,004
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (b)	2,247	2,170
NP SPE II LLC, Series 2019-2A, Class A1, 2.86%, 11/19/49 (b)	4,114	3,986
OneMain Direct Auto Receivables Trust, Series 2017-2, Class B, 2.55%, 11/14/23, Callable 9/14/20 @ 100 (b)	4,227	4,226
OSCAR US Funding Trust LLC, Series 2018-2A, Class A2A, 3.15%, 8/10/21 (b)	571	571
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24 (b)	4,000	4,018
OSCAR US Funding Trust LLC, Series 2017-2A, Class A3, 2.45%, 12/10/21 (b)	1,815	1,814
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (b)	4,501	4,512
OSCAR US Funding Trust LLC, Series 2018-2A, Class A3, 3.39%, 9/12/22 (b)	5,000	5,024
Pawnee Equipment Receivables Series 1 LLC, Series 2019-1, Class A2, 2.29%, 10/15/24, Callable 3/15/23 @ 100 (b)	5,000	5,004
Prestige Auto Receivables Trust, Series 2016-2, Class C, 2.88%, 11/15/22, Callable 11/15/20 @ 100 (b)	1,402	1,401
Prestige Auto Receivables Trust, Series 2017-1, Class B, 2.39%, 5/16/22, Callable 5/15/21 @ 100 (b)	1,124	1,124

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 1/15/22 @ 100	$3,808	$3,814
Santander Retail Auto Lease Trust, Series 2020-A, Class B, 1.88%, 3/20/24, Callable 7/20/23 @ 100 (b)	5,500	5,430
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 5/20/20 @ 100 (b)	2,092	2,021
SCF Equipment Leasing LLC, Series 2019-2, Class B, 2.76%, 8/20/26, Callable 2/20/25 @ 100 (b)	2,000	1,711
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 5/20/20 @ 100 (b)	5,500	5,089
SCF Equipment Leasing LLC, Series 2017-1, Class A, 3.77%, 1/20/23, Callable 12/20/21 @ 100 (b)	4,427	4,420
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 5/20/20 @ 100 (b)	4,550	4,356
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class C, 2.85%, 3/25/26, Callable 12/25/22 @ 100 (b)	2,004	1,980
Securitized Term Auto Receivables Trust, Series 2017-1, Class A4, 2.21%, 6/25/21, Callable 5/25/20 @ 100 (b)	1,739	1,739
Securitized Term Auto Receivables Trust, Series 2017-2A, Class A4, 2.29%, 3/25/22, Callable 12/25/20 @ 100 (b)	3,906	3,905
Securitized Term Auto Receivables Trust, Series 2019-CRTA, Class B, 2.45%, 3/25/26, Callable 12/25/22 @ 100 (b)	1,402	1,399
Synchrony Credit Card Master Note Trust, Series 2018-2, Class C, 3.87%, 5/15/26	5,000	5,088
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	4,565	4,555
Synchrony Credit Card Master Note Trust, Series 2017-1, Class C, 2.56%, 6/15/23	15,000	14,988
TCF Auto Receivables Owner Trust, Series 2016-PT1, Class B, 2.92%, 10/17/22, Callable 12/15/20 @ 100 (b)	5,000	5,017
Trillium Credit Card Trust II, Series 2019-2A, Class A, 3.04%, 1/26/24 (b)	10,000	10,109
Trillium Credit Card Trust II, Series 2020-1A, Class B, 2.33%, 12/27/24 (b)	2,913	2,804
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 10/17/20 @ 100 (b)	2,349	2,227
Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.27%, 1/15/43, Callable 1/15/23 @ 100 (b)	1,878	1,831
United Auto Credit Securitization Trust, Series 2019-1, Class B, 3.03%, 4/10/24, Callable 7/10/21 @ 100 (b)	4,250	4,244
United Auto Credit Securitization Trust, Series 2018-1, Class D, 3.52%, 11/10/22, Callable 9/10/20 @ 100 (b)	1,968	1,960
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.07%, 6/15/46, Callable 6/15/20 @ 100 (b)	2,520	2,493
Westlake Automobile Receivables Trust, Series 2019-1A, Class C, 3.45%, 3/15/24, Callable 5/15/22 @ 100 (b)	1,000	997
Westlake Automobile Receivables Trust, Series 2020-1A, Class C, 2.52%, 4/15/25, Callable 6/15/24 @ 100 (b)	5,000	4,814
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 4/15/22 @ 100 (b)	3,900	3,888
Westlake Automobile Receivables Trust, Series 2018-1, Class E, 4.53%, 5/15/23, Callable 7/15/21 @ 100 (b)	5,000	4,894

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2018-3, Class C, 3.61%, 10/16/23, Callable 4/15/22 @ 100 (b)	$3,000	$2,999
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 11/15/21 @ 100 (b)	14,450	14,460
Westlake Automobile Receivables Trust, Series 2017-2, Class D, 3.28%, 12/15/22, Callable 2/15/21 @ 100 (b)	2,000	2,018
World Omni Auto Receivables Trust, Series 2018-D, Class C, 3.87%, 8/15/25, Callable 9/15/22 @ 100	4,000	4,036
World Omni Select Auto Trust, Series 2018-1, Class B, 3.68%, 7/15/23, Callable 2/15/22 @ 100 (b)	5,000	5,013

Total Asset Backed Securities (Cost $604,261)		595,966

Collateralized Mortgage Obligations (7.1%)
American Money Management Corp., Series 2016-19A, Class AR, 2.36% (LIBOR03M+114bps), 10/16/28, Callable 7/15/20 @ 100 (b)(c)	1,500	1,453
Annisa CLO Ltd, Series 2016-2, Class AR, 2.24% (LIBOR03M+110bps), 7/20/31, Callable 7/20/20 @ 100 (b)(c)	3,000	2,849
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/5/32 (b)(e)	3,705	3,707
Bear Stearns Commercial Mortgage Securities Trust, Series 2005- PWR9, Class D, 5.07%, 9/11/42 (e)	5,815	5,810
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 3.48% (LIBOR01M+250bps), 10/7/21(b)(c)	4,000	3,841
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (b)	7,338	7,282
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (b)	7,600	7,810
COMM Mortgage Trust, Series 2020-CBM, Class C, 3.40%, 11/13/39 (b)	2,625	2,237
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.58%, 7/10/50 (e)	3,366	3,402
COMM Mortgage Trust, Series 2012-CCRE2, Class XA, 1.79%, 8/15/45 (e)(f)	58,872	1,710
COMM Mortgage Trust, Series 2020-CBM, Class A2, 2.90%, 11/13/39 (b)	5,620	5,347
COMM Mortgage Trust, Series 2012-CCRE4, Class XA, 1.85%, 10/15/45 (e)(f)	54,091	1,676
COMM Mortgage Trust, Series 2020-CBM, Class B, 3.10%, 11/13/39 (b)	5,000	4,484
Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.81%, 7/10/38(e)	1,235	1,234
COSMO Mortgage Trust, Series 2017-CSMO, Class C, 2.31% (LIBOR01M+150bps), 11/15/36 (b)(c)	9,500	8,337
FREMF Mortgage Trust, Series 2017-K724, Class B, 3.60%, 11/25/23 (b)(e)	4,935	4,980
FREMF Mortgage Trust, Series 2016-K504, Class B, 3.07%, 9/25/20 (b)(e)	5,655	5,639
FREMF Mortgage Trust, Series 2012- K17, Class B, 4.47%, 12/25/44 (b)(e)	9,335	9,639
FREMF Mortgage Trust, Series 2011-K12, Class B, 4.49%, 1/25/46 (b)(e)	4,500	4,553

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Corp Trust, Series 2017-SLP, Class A, 3.42%, 10/10/32 (b)	$4,730	$4,541
GS Mortgage Securities Corp Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (b)	10,000	9,777
GS Mortgage Securities Corp. Trust, Series 2020-UPTN, Class A, 2.75%, 12/10/39 (b)	2,000	1,987
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.95%, 1/10/45 (b)	5,297	5,473
GS Mortgage Securities Trust, Series 2012-GCJ7, Class XA, 2.35%, 5/10/45 (e)	22,314	532
GS Mortgage Securities Trust, Series 2012-GCJ9, Class XA, 2.10%, 11/10/45 (e)(f)	22,433	889
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (b)	5,000	4,842
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class XA, 1.93%, 10/15/45 (e)(f)	19,169	653
Madison Park Funding Ltd., Series 2013-11A, Class AR, 2.20% (LIBOR03M+116bps), 7/23/29, Callable 7/23/20 @ 100 (b)(c)	6,750	6,524
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, 1.76%, 11/15/45 (b)(e)(f)	19,033	579
Morgan Stanley Capital I Trust, Series 2019-NUGS, Class B, 2.80% (LIBOR01M+130bps), 12/15/21 (b)(c)	3,846	3,566
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 3.14% (LIBOR03M+200bps), 10/20/27, Callable 7/20/20 @ 100 (b)(c)	10,500	9,980
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A2, 3.03% (LIBOR03M+135bps), 2/20/28, Callable 2/20/21 @ 100 (b)(c)	4,600	4,351
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 2.27% (LIBOR03M+105bps), 7/15/26, Callable 7/15/20 @ 100 (b)(c)	1,970	1,844
Palmer Square Loan Funding Ltd., Series 2018-5A, Class A1, 1.99% (LIBOR03M+85bps), 1/20/27, Callable 7/20/20 @ 100 (b)(c)	3,278	3,145
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 1.87% (LIBOR03M+65bps), 7/15/26, Callable 7/15/20 @ 100 (b)(c)	2,249	2,155
Palmer Square Loan Funding Ltd., Series 2019-2, Class A1, 2.11% (LIBOR03M+97bps), 4/20/27, Callable 7/20/20 @ 100 (b)(c)	2,260	2,211
Palmer Square Loan Funding Ltd., Series 2019-3, Class A1, 2.54% (LIBOR03M+85bps), 8/20/27, Callable 8/20/20 @ 100 (b)(c)	4,310	4,234
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 2.48% (LIBOR03M+80bps), 2/20/28, Callable 2/20/21 @ 100 (b)(c)	5,000	4,920
Race Point CLO Ltd., Series 2016-10A, Class A1R, 2.09% (LIBOR03M+110bps), 7/25/31, Callable 7/25/20 @ 100 (b)(c)	4,468	4,217
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43, Callable 2/25/25 @ 100 (b)(e)	2,243	2,288
TIAA CLO Ltd., Series 2017-1A, Class A, 2.42% (LIBOR03M+128bps), 4/20/29, Callable 7/20/20 @ 100 (b)(c)	2,500	2,394
Trinitas CLO Ltd., Series 2016-5A, Class AR, 2.38% (LIBOR03M+139bps), 10/25/28, Callable 7/25/20 @ 100 (b)(c)	3,250	3,165
Trinitas CLO Ltd., Series 2017-6A, Class AR, 2.16% (LIBOR03M+117bps), 7/25/29, Callable 7/25/20 @ 100 (b)(c)	5,000	4,758
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (e)(f)	35,544	1,061
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.26%, 5/10/45 (b)(e)	46,819	1,398

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class XA, 1.98%, 8/10/49 (b)(e)(f)	$23,355	$832
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A2, 2.85%, 9/15/57	3,624	3,623
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, 1.91%, 10/15/45 (e)(f)	23,330	777
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A3, 3.65%, 12/15/46	1,689	1,693
WFRBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, 6/15/44 (b)(e)	15,000	15,399

Total Collateralized Mortgage Obligations (Cost $198,879)		199,798

Preferred Stocks (0.4%)
Financials (0.2%):
Citigroup Capital, cumulative redeemable, 7.13% (LIBOR03M+637bps), 10/30/40	200,000	5,354

Real Estate (0.2%):
SunTrust Real Estate Investment Corp., non-cumulative, 9.00% (b)(g)(h)	50	4,988

Total Preferred Stocks (Cost $10,920)		10,342

Convertible Corporate Bonds (0.7%)
Energy (0.2%):
PDC Energy, Inc., 1.13%, 9/15/21	5,000	4,086
Whiting Petroleum Corp., 1.25%, 12/1/20 (i)(j)	9,006	838
		4,924
Health Care (0.5%):
Teva Pharmaceutical Finance LLC, 0.25%, 2/1/26, Callable 5/26/20 @ 100	15,105	14,425

Total Convertible Corporate Bonds (Cost $27,568)		19,349

Senior Secured Loans (0.5%)
GLP Capital LP, Term Loan A1, 2.52% (LIBOR01M+150bps), 4/28/21 (c)	8,552	8,296
PetSmart, Inc., 1st Lien Term Loan B2, 5.00% (LIBOR06M+400bps), 3/10/22 (c)	5,262	5,097

Total Senior Secured Loans (Cost $13,676)		13,393
Corporate Bonds (46.3%)
Communication Services (1.2%):
AMC Networks, Inc., 4.75%, 12/15/22, Callable 6/5/20 @ 100.79	3,088	3,055

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
CenturyLink, Inc., 6.45%, 6/15/21	$3,600	$3,680
Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	18,000	18,022
Sprint Spectrum, 3.36%, 3/20/23 (b)	5,850	5,866
T-Mobile USA, Inc., 6.50%, 1/15/24, Callable 5/18/20 @ 102.17	5,000	5,120
		35,743
Consumer Discretionary (4.6%):
Association of American Medical Colleges
2.27%, 10/1/25	4,145	4,234
2.39%, 10/1/26	4,275	4,371
Booking Holdings, Inc., 4.10%, 4/13/25, Callable 3/13/25 @ 100	5,000	5,301
Duke University Health System, Inc., 2.26%, 6/1/26	700	716
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	5,000	4,984
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (b)(d)	5,000	5,110
Ford Motor Co., 8.50%, 4/21/23	7,692	7,685
General Motors Co., 2.54% (LIBOR03M+80bps), 8/7/20 (c)	3,470	3,449
Horace Mann School, 2.48%, 7/1/22	2,500	2,556
Howard University
2.64%, 10/1/21	500	509
2.80%, 10/1/23	1,000	1,037
2.42%, 10/1/24	1,350	1,414
2.52%, 10/1/25	1,000	1,042
Hyatt Hotels Corp., 5.38%, 4/23/25, Callable 3/23/25 @ 100	3,000	3,052
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (b)	2,250	2,198
Lennar Corp.
6.63%, 5/1/20	4,500	4,500
2.95%, 11/29/20, Callable 9/29/20 @ 100	10,000	9,959
Macys Retail Holdings, Inc., 3.45%, 1/15/21, Callable 12/15/20 @ 100	4,994	4,686
Marriott International, Inc., 3.38%, 10/15/20, Callable 7/15/20 @ 100	3,000	2,984
Nissan Motor Acceptance Corp.
1.70% (LIBOR03M+39bps), 7/13/20 (b)(c)	5,440	5,373
2.15%, 7/13/20 (b)	13,461	13,336
1.83% (LIBOR03M+63bps), 9/21/21 (b)(c)	5,000	4,624
Pultegroup, Inc., 4.25%, 3/1/21, Callable 2/1/21 @ 100	2,000	2,026
QVC, Inc., 4.38%, 3/15/23	6,770	6,522
Toll Brothers Finance Corp., 5.88%, 2/15/22, Callable 11/15/21 @ 100	1,800	1,852
VF Corp.
2.05%, 4/23/22	5,000	5,053
2.40%, 4/23/25, Callable 3/23/25 @ 100	5,000	5,083
Volkswagen Group of America Finance LLC
2.50%, 9/24/21 (b)	5,000	4,966
2.70%, 9/26/22 (b)	5,000	4,966
YMCA of Greater New York
2.21%, 8/1/20	325	325
2.26%, 8/1/21	300	302
		124,215
Consumer Staples (3.5%):
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/25, Callable 12/23/24 @ 100	5,000	5,562
BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100	10,000	10,174
Cargill, Inc., 3.25%, 3/1/23 (b)	2,500	2,634
ConAgra Brands, Inc., 1.85% (LIBOR03M+75bps), 10/22/20, Callable 5/18/20 @ 100 (c)(k)	2,618	2,614
Constellation Brands, Inc.
2.70%, 5/9/22, Callable 4/9/22 @ 100	2,600	2,643
2.65%, 11/7/22, Callable 10/7/22 @ 100	7,896	8,045

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.20%, 2/15/23, Callable 1/15/23 @ 100	$3,000	$3,126
Kraft Heinz Foods Co., 4.88%, 2/15/25, Callable 6/5/20 @ 102.44 (b)	20,000	20,502
McCormick & Co., Inc., 2.70%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,130
Mead Johnson Nutrition Co., 3.00%, 11/15/20	5,000	5,042
Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	10,000	10,268
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (b)	13,425	13,201
Walmart, Inc.
2.85%, 7/8/24, Callable 6/8/24 @ 100	5,000	5,387
3.55%, 6/26/25, Callable 4/26/25 @ 100	5,000	5,612
		99,940
Energy (7.0%):
Antero Resources Corp., 5.13%, 12/1/22, Callable 6/5/20 @ 100	2,582	1,804
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	2,679	2,564
Buckeye Partners LP
4.88%, 2/1/21, Callable 11/1/20 @ 100	12,364	11,991
4.15%, 7/1/23, Callable 4/1/23 @ 100	5,000	4,673
Continental Resources, Inc., 5.00%, 9/15/22, Callable 6/5/20 @ 100	10,252	9,614
DCP Midstream Operating LP, 4.75%, 9/30/21, Callable 6/30/21 @ 100 (b)	6,645	6,310
Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	10,000	8,015
Energy Transfer Operating LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	5,000	4,930
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100	5,000	4,725
4.00%, 8/1/24, Callable 5/1/24 @ 100	9,645	8,698
EQT Corp.
3.00%, 10/1/22, Callable 9/1/22 @ 100 (k)	15,000	14,153
6.13%, 2/1/25, Callable 1/1/25 @ 100 (k)	7,000	6,712
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (a)	10,000	10,679
Florida Gas Transmission Co. LLC, 5.45%, 7/15/20 (b)	3,050	3,069
Kinder Morgan, Inc., 5.00%, 2/15/21, Callable 1/15/21 @ 100 (b)	2,300	2,329
Marathon Petroleum Corp.
5.38%, 10/1/22, Callable 6/5/20 @ 100.9 (k)	5,105	4,966
4.50%, 5/1/23, Callable 4/1/23 @ 100 (a)	5,000	5,009
4.75%, 12/15/23, Callable 10/15/23 @ 100	1,494	1,514
5.13%, 4/1/24, Callable 6/5/20 @ 101.71	5,000	4,898
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (b)	10,000	9,693
MPLX LP
1.90% (LIBOR03M+90bps), 9/9/21, Callable 9/9/20 @ 100 (c)	5,000	4,674
6.25%, 10/15/22, Callable 5/21/20 @ 101.56 (b)	4,607	4,600
3.50%, 12/1/22, Callable 11/1/22 @ 100 (b)	5,691	5,622
Nustar Logistics LP, 6.75%, 2/1/21	1,700	1,646
NuStar Logistics LP, 4.80%, 9/1/20	5,113	5,005
Occidental Petroleum Corp.
4.85%, 3/15/21, Callable 2/15/21 @ 100	2,025	1,944
2.96% (LIBOR03M+125bps), 8/13/21, Callable 8/13/20 @ 100 (c)	4,000	3,720
2.70%, 8/15/22	5,000	4,347
2.90%, 8/15/24, Callable 7/15/24 @ 100	9,000	6,750
Plains All American Pipeline LP / PAA Finance Corp., 5.00%, 2/1/21, Callable 11/1/20 @ 100	1,000	996
Sabine Pass Liquefaction LLC, 5.63%, 2/1/21, Callable 11/1/20 @ 100	4,700	4,700
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.25%, 5/1/23, Callable 6/5/20 @ 100.88	4,000	3,800
Texas Eastern Transmission LP, 4.13%, 12/1/20, Callable 9/1/20 @ 100 (a)(b)	500	493
Valero Energy Corp., 2.70%, 4/15/23	9,302	9,311
Western Midstream Operating LP

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/22, Callable 4/1/22 @ 100	$5,000	$4,874
3.10%, 2/1/25, Callable 1/1/25 @ 100	8,421	7,679
		196,507
Financials (14.0%):
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	5,000	4,447
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	5,000	5,090
Assurant, Inc.
2.48% (LIBOR03M+125bps), 3/26/21, Callable 5/21/20 @ 100 (c)	834	819
4.20%, 9/27/23, Callable 8/27/23 @ 100	5,000	5,232
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (c)	8,571	8,375
Bank of America Corp.
2.37% (LIBOR03M+66bps), 7/21/21, Callable 7/21/20 @ 100 (c)	5,000	5,001
2.33% (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)(c)	5,000	5,006
3.12% (LIBOR03M+116bps), 1/20/23, Callable 1/20/22 @ 100, MTN (c)	5,000	5,127
BB&T Corp., 4.25%, 9/30/24	1,955	2,094
BBVA USA, 2.88%, 6/29/22, Callable 5/29/22 @ 100	3,750	3,767
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (c)	7,667	6,881
Capital One Financial Corp.
2.50%, 5/12/20 (a)	5,000	5,001
3.05%, 3/9/22, Callable 2/9/22 @ 100	5,000	5,090
CIT Group, Inc., 4.13%, 3/9/21, Callable 2/9/21 @ 100	6,311	6,201
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (c)	5,000	5,125
Citizens Bank NA, 2.55%, 5/13/21, MTN, Callable 4/13/21 @ 100	5,000	5,050
Citizens Financial Group, Inc., 4.15%, 9/28/22 (b)	1,283	1,322
City National Bank, 5.38%, 7/15/22	2,000	2,159
DAE Funding LLC
4.00%, 8/1/20, Callable 6/5/20 @ 102 (b)	11,612	11,471
5.25%, 11/15/21, Callable 10/15/21 @ 100 (b)	5,000	4,499
4.50%, 8/1/22, Callable 6/5/20 @ 102.25 (b)	2,370	2,114
Dime Community Bancshares, Inc., 4.50% (LIBOR03M+266bps), 6/15/27, Callable 6/15/22 @ 100 (c)	3,750	3,593
First Citizens Bancshare, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (c)	8,065	7,963
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500	502
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	6,349	6,319
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	4,000	3,860
Fulton Financial Corp.
3.60%, 3/16/22	9,750	10,101
3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (c)	10,000	9,777
HSBC Finance Corp., 6.68%, 1/15/21	12,934	13,081
Hyundai Capital America, 2.75%, 9/18/20 (b)	5,000	4,983
Infinity Property & Casualty Corp., 5.00%, 9/19/22	21,955	22,199
JPMorgan Chase & Co., 2.78% (LIBOR03M+94bps), 4/25/23, Callable 4/25/22 @ 100 (c)	5,000	5,119
KeyBank NA, 2.30%, 9/14/22	5,000	5,104
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21, Callable 6/5/20 @ 101.47 (b)	4,993	4,466
Main Street Capital Corp., 5.20%, 5/1/24	5,200	5,045
MB Financial Bank NA, 4.00% (LIBOR03M+187bps), 12/1/27, Callable 12/1/22 @ 100 (c)	3,000	3,053
Mobr-04 LLC (LOC - Compass Bank), 1.42%, 9/1/24 (a)(l)	3,350	3,350
National Securities Clearing Corp., 1.20%, 4/23/23 (b)	5,000	5,001

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (c)	$3,242	$3,205
People's United Financial, Inc., 3.65%, 12/6/22, Callable 9/6/22 @ 100	9,500	9,742
Pinnacle Financial Partners, Inc., 5.25% (LIBOR03M+388bps), 11/16/26, Callable 11/16/21 @ 100 (b)(c)	3,800	3,850
Protective Life Global Funding, 3.10%, 4/15/24 (b)	5,000	5,238
Reliance Standard Life Global Funding II
3.85%, 9/19/23 (b)	5,000	5,236
2.75%, 5/7/25 (b)(d)	5,000	4,978
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	9,500	9,737
3.70%, 3/28/22, Callable 2/28/22 @ 100	15,000	15,212
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (c)	11,650	11,508
SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	2,612	2,623
StanCorp Financial Group, Inc., 5.00%, 8/15/22	5,366	5,784
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/1/20 @ 100	6,250	5,985
State Street Corp., 2.83% (SOFR+269bps), 3/30/23, Callable 3/30/22 @ 100 (b)(c)	5,000	5,141
Sterling Bancorp
3.50%, 6/8/20, Callable 6/5/20 @ 100	14,775	14,580
4.00% (SOFR+253bps), 12/30/29, Callable 12/30/24 @ 100 (c)	8,750	8,457
Sterling National Bank, 5.25% (LIBOR03M+394bps), 4/1/26, Callable 4/1/21 @ 100 (c)	3,750	3,825
SunTrust Bank, 3.00%, 2/2/23, Callable 1/2/23 @ 100 (k)	10,000	10,431
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (c)	4,776	4,717
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (c)	5,000	4,775
TIAA FSB Holdings, Inc., 6.00% (LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (c)	5,718	5,516
United Financial Bancorp, Inc., 5.75%, 10/1/24	4,120	4,675
US Bank NA, 2.05%, 1/21/25, Callable 12/20/24 @ 100	5,000	5,152
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (b)	5,000	4,992
Wells Fargo & Co.
3.07%, 1/24/23, Callable 1/24/22 @ 100	10,000	10,242
2.16% (LIBOR03M+75bps), 2/11/26, Callable 2/11/25 @ 100, MTN (c)	5,000	5,028
Wells Fargo Bank NA, 2.60%, 1/15/21	5,000	5,053
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (a)	3,900	3,900
		392,969
Health Care (1.8%):
Bristol-Myers Squibb Co.
2.75%, 2/15/23, Callable 1/15/23 @ 100 (b)	10,000	10,446
3.25%, 2/20/23, Callable 1/20/23 @ 100 (b)	5,000	5,297
Centene Corp., 4.75%, 1/15/25, Callable 6/5/20 @ 103.56 (b)	930	958
Cigna Corp., 3.00%, 7/15/23, Callable 5/16/23 @ 100 (b)	5,000	5,206
Elanco Animal Health, Inc., 3.91%, 8/27/21	1,350	1,383
Fresenius Medical Care U.S. Finance II, Inc., 4.13%, 10/15/20, Callable 7/17/20 @ 100 (b)	5,326	5,329
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (b)	5,000	5,088
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23, Callable 10/17/22 @ 100 (b)	4,000	4,171
Laboratory Corp. of America Holdings, 3.20%, 2/1/22	8,200	8,437
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	4,330	4,519
		50,834

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Industrials (4.6%):
Air Lease Corp.
2.50%, 3/1/21	$7,684	$7,449
2.13% (LIBOR03M+67bps), 6/3/21, MTN (c)	5,000	4,637
3.50%, 1/15/22	5,500	5,190
2.25%, 1/15/23	5,000	4,662
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	5,000	4,281
American Airlines Pass Through Trust
4.38%, 4/1/24	3,567	2,479
4.40%, 3/22/25	7,006	4,737
4.38%, 12/15/25 (b)	6,205	4,616
Arconic, Inc., 5.40%, 4/15/21, Callable 1/15/21 @ 100	3,817	3,894
British Airways Pass Through Trust, 5.63%, 12/20/21 (b)	1,387	1,357
Carrier Global Corp., 2.24%, 2/15/25, Callable 1/15/25 @ 100 (b)	2,500	2,477
Continental Airlines Pass Through Trust, 5.50%, 4/29/22	5,760	5,821
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	5,000	4,620
Fluor Corp., 3.50%, 12/15/24, Callable 9/15/24 @ 100	6,000	5,387
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (a)	5,000	5,102
Nielsen Finance LLC, 4.50%, 10/1/20, Callable 6/5/20 @ 100	6,793	6,741
PACCAR Financial Corp., 2.65%, 4/6/23, MTN	5,000	5,176
Ryder System, Inc.
2.50%, 5/11/20, MTN	1,266	1,266
3.50%, 6/1/21, MTN (a)	1,000	1,008
2.80%, 3/1/22, Callable 2/1/22 @ 100, MTN	5,000	4,984
2.50%, 9/1/22, Callable 8/1/22 @ 100, MTN	5,000	4,920
3.40%, 3/1/23, Callable 2/1/23 @ 100, MTN	4,706	4,764
Southwest Airlines Co.
2.65%, 11/5/20, Callable 10/5/20 @ 100	4,500	4,484
5.25%, 5/4/25, Callable 4/4/25 @ 100 (d)	10,000	9,958
Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,181	1,021
The Boeing Co., 1.65%, 10/30/20, Callable 9/30/20 @ 100 (k)	2,000	1,987
U.S. Airways (INS-MBIA Insurance Corp.), 7.08%, 9/20/22	261	256
United Airlines Pass Through Trust
5.38%, 2/15/23	2,474	2,544
4.63%, 3/3/24	912	800
US Airways, 5.38%, 5/15/23	10,762	7,937
Wabtec Corp., 2.04% (LIBOR03M+105bps), 9/15/21, Callable 5/21/20 @ 100 (c)	7,417	7,096
		131,651
Information Technology (1.1%):
Broadcom, Inc., 3.13%, 4/15/21 (b)	5,000	5,033
FLIR Systems, Inc., 3.13%, 6/15/21, Callable 5/15/21 @ 100 (a)	5,000	5,073
Jabil, Inc., 5.63%, 12/15/20	1,700	1,743
Leidos Holdings, Inc., 4.45%, 12/1/20, Callable 9/1/20 @ 100	9,260	9,262
Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100	10,000	10,461
		31,572

Materials (1.0%):
Albemarle Corp., 2.74% (LIBOR03M+105bps), 11/15/22, Callable 11/15/20 @ 100 (b)(c)	6,364	6,067
Carpenter Technology Corp., 5.20%, 7/15/21, Callable 4/15/21 @ 100 (k)	9,350	9,447
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	8,403	8,695
The Mosaic Co., 3.25%, 11/15/22, Callable 10/15/22 @ 100	5,000	4,991
		29,200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Real Estate (2.4%):
American Tower Trust #1, 3.07%, 3/15/48, Callable 9/15/21 @ 100 (b)	$3,760	$3,767
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	5,398	5,487
CoreCivic, Inc., 5.00%, 10/15/22, Callable 7/15/22 @ 100	12,437	12,042
Federal Realty Investment Trust, 2.55%, 1/15/21, Callable 12/15/20 @ 100	1,125	1,135
Nationwide Health Properties, Inc., 6.90%, 10/1/37, (Put Date 10/1/17), MTN (m)	2,950	4,071
Realty Income Corp., 3.25%, 10/15/22, Callable 7/15/22 @ 100	10,000	10,276
SBA Tower Trust
2.84%, 1/15/25 (b)	6,923	7,110
3.45%, 3/15/48 (b)	10,000	10,453
Senior Housing Properties Trust, 6.75%, 12/15/21, Callable 6/15/21 @ 100	6,890	6,593
SL Green Realty Corp., 4.50%, 12/1/22, Callable 9/1/22 @ 100 (k)	5,000	5,156
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (b)	3,636	3,445
		69,535
Utilities (5.1%):
Alliant Energy Finance LLC, 3.75%, 6/15/23, Callable 5/15/23 @ 100 (b)	5,000	5,281
CenterPoint Energy, Inc., 2.50%, 9/1/22, Callable 8/1/22 @ 100	3,000	3,066
Delmarva Power & Light Co., 3.50%, 11/15/23, Callable 8/15/23 @ 100	5,858	6,321
Dominion Energy, Inc.
2.58%, 7/1/20 (l)	5,605	5,605
2.72%, 8/15/21 (n)	5,000	5,074
DPL, Inc., 7.25%, 10/15/21, Callable 7/15/21 @ 100	14,580	14,861
Duke Energy Corp., 2.40%, 8/15/22, Callable 7/15/22 @ 100	5,000	5,134
Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	2,600	2,669
Exelon Generation Co. LLC, 4.00%, 10/1/20, Callable 7/1/20 @ 100	7,975	8,006
Ipalco Enterprises, Inc., 3.45%, 7/15/20	8,496	8,522
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100	5,000	5,073
National Grid North America, Inc., 2.38%, 9/30/20	3,400	3,401
NextEra Energy Capital Holdings, Inc., 3.34%, 9/1/20	3,333	3,354
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	5,000	5,356
Sempra Energy, 2.90%, 2/1/23, Callable 1/1/23 @ 100	3,600	3,717
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100 (k)	4,299	4,548
Southern Co. Gas Capital Corp., 2.45%, 10/1/23, Callable 8/1/23 @ 100	10,000	10,170
Southern Power Co.
2.38%, 6/1/20	10,000	10,009
2.75%, 9/20/23, Callable 7/20/23 @ 100	9,500	9,720
Southern Star Central Corp., 5.13%, 7/15/22, Callable 6/5/20 @ 101.28 (b)	10,537	10,045
System Energy Resources, Inc., 4.10%, 4/1/23, Callable 1/1/23 @ 100	3,630	3,871
The AES Corp., 4.00%, 3/15/21	5,379	5,379
Virginia Electric & Power Co., 2.75%, 3/15/23, Callable 12/15/22 @ 100	5,000	5,218
		144,400
Total Corporate Bonds (Cost $1,322,372)		1,306,566

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollar (12.1%)
Communication Services (0.5%):
Deutsche Telekom International Finance BV, 2.82%, 1/19/22, Callable 12/19/21 @ 100 (b)	$5,000	$5,103
Pearson Funding Four PLC, 3.75%, 5/8/22 (b)	7,250	7,389
		12,492
Consumer Staples (2.6%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (b)	5,000	5,031
Avon International Capital PLC, 6.50%, 8/15/22, Callable 6/5/20 @ 103.94 (b)	11,995	11,296
Grupo Bimbo Sab de CV, 4.50%, 1/25/22 (b)	18,588	19,040
Imperial Brands Finance PLC, 2.95%, 7/21/20 (b)	10,000	10,011
Mondelez International Holdings Netherlands BV, 2.00%, 10/28/21, Callable 9/28/21 @ 100 (b)	11,792	11,895
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (b)	15,000	15,266
		72,539
Energy (0.4%):
Aker BP ASA
6.00%, 7/1/22, Callable 6/5/20 @ 103 (b)	8,300	7,921
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (b)	4,406	4,109
		12,030
Financials (4.2%):
Barclays PLC, 2.88%, 6/8/20	1,700	1,701
BBVA Bancomer SA
6.50%, 3/10/21	3,000	3,060
6.50%, 3/10/21 (b)	15,000	15,297
HSBC Holdings PLC, 2.29% (LIBOR03M+60bps), 5/18/21, Callable 5/18/20 @ 100 (c)	10,270	10,273
Lloyds Banking Group PLC, 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (c)	10,000	10,156
ORIX Corp., 2.90%, 7/18/22	10,000	10,148
Park Aerospace Holdings Ltd.
3.63%, 3/15/21, Callable 2/15/21 @ 100 (b)	2,000	1,861
5.25%, 8/15/22, Callable 7/15/22 @ 100 (b)	8,000	7,329
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	13,000	13,902
Santander UK Group Holdings PLC
3.57%, 1/10/23, Callable 1/10/22 @ 100	5,000	5,096
3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (c)	5,000	5,119
Silversea Cruise Finance Ltd., 7.25%, 2/1/25, Callable 5/18/20 @ 105.44 (a)(b)	22,790	20,543
Skandinaviska Enskilda Banken AB, 5.75% (USSW5+385bps), 12/31/99, Callable 5/13/20 @ 100 (c)	10,150	10,142
		114,627
Industrials (2.3%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20 (a)	6,815	6,737
Air Canada Pass Through Trust, 5.38%, 11/15/22 (b)	2,695	2,403
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	5,000	4,412
Avolon Holdings Funding Ltd.
3.95%, 7/1/24, Callable 6/1/24 @ 100 (b)	5,000	4,357
2.88%, 2/15/25, Callable 1/15/25 @ 100 (b)	10,000	8,161
CK Hutchison International 17 II Ltd., 2.75%, 9/29/23	4,907	5,023
CK Hutchison International Ltd.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.25%, 9/29/20 (b)	$5,000	$5,006
1.88%, 10/3/21 (b)	10,000	10,007
2.88%, 4/5/22 (b)	5,000	5,088
Heathrow Funding Ltd., 4.88%, 7/15/21 (b)	9,624	9,773
Rolls-Royce PLC, 2.38%, 10/14/20, Callable 9/14/20 @ 100 (b)	1,000	983
Smiths Group PLC, 3.63%, 10/12/22 (b)	7,306	7,469
		69,419
Information Technology (0.2%):
Tyco Electronics Group SA, 1.76% (LIBOR03M+45bps), 6/5/20 (c)	5,000	4,969

Materials (0.6%):
Braskem Netherlands Finance BV, 3.50%, 1/10/23, Callable 12/10/22 @ 100 (b)	5,000	4,748
Fresnillo PLC, 5.50%, 11/13/23 (b)	5,000	5,239
POSCO, 2.38%, 1/17/23 (b)	5,000	4,987
		14,974
Real Estate (0.3%):
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (b)	7,995	7,938

Sovereign Bond (0.3%):
Province of Alberta Canada, 3.35%, 11/1/23	5,000	5,434
Province of Canada, 2.45%, 6/29/22	5,000	5,198
		10,632
Utilities (0.7%):
Comision Federal de Electricidad
4.88%, 5/26/21 (b)	5,000	4,981
4.88%, 5/26/21	10,000	9,963
EDP Finance BV, 5.25%, 1/14/21 (b)	5,000	5,124
		20,068
Total Yankee Dollar (Cost $347,094)		339,688

Municipal Bonds (8.3%)
Alabama (0.1%):
The Water Works Board of The City of Birmingham Revenue
2.20%, 1/1/24	1,000	1,029
2.36%, 1/1/25	2,000	2,076
		3,105
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 2.37%, 7/1/25	1,500	1,510

California (0.2%):
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	4,750	4,847
Sequoia Union High School District, GO, 1.74%, 7/1/25	1,250	1,242
		6,089
Colorado (0.6%):
City of Loveland Electric & Communications Enterprise Revenue, 2.97%, 12/1/24	2,280	2,359
Colorado Health Facilities Authority Revenue
Series B, 2.24%, 11/1/22	530	528
Series B, 2.40%, 11/1/23	1,250	1,247
Series B, 2.50%, 11/1/24	1,250	1,249
Denver City & County Housing Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.15%, 12/1/24	$3,850	$3,918
2.30%, 12/1/25	2,000	2,045
Metro Wastewater Reclamation District Revenue, Series B, 2.27%, 4/1/26	4,790	4,959
Park Creek Metropolitan District Revenue, Series B, 2.53%, 12/1/24	500	504
University of Colorado Revenue, Series A, 2.35%, 6/1/25	2,500	2,569
		19,378
Connecticut (0.1%):
Connecticut State Health & Educational Facilities Authority Revenue, 3.32%, 7/1/20	3,185	3,189

Florida (0.1%):
County of Lee Florida Water & Sewer Revenue, 2.01%, 10/1/24	1,360	1,389
Florida Municipal Power Agency Revenue
Series B, 2.20%, 10/1/20	1,375	1,377
Series B, 2.38%, 10/1/21	2,500	2,517
		5,283
Georgia (0.2%):
Athens Housing Authority Revenue
2.13%, 12/1/24	1,850	1,876
2.32%, 12/1/25	3,215	3,272
		5,148
Illinois (0.1%):
City of Chicago Wastewater Transmission Revenue, 4.31%, 1/1/21	2,520	2,558

Indiana (0.2%):
Indiana Finance Authority Revenue
2.66%, 3/1/25	1,675	1,737
2.76%, 3/1/26	1,850	1,922
		3,659
Kentucky (0.0%): (o)
Kentucky State Property & Building Commission Revenue
Series C, 2.56%, 5/1/21	1,060	1,065
Series C, 2.76%, 5/1/22	250	253
		1,318
Maryland (0.3%):
County of Howard, GO
Series C, 1.22%, 8/15/22 (d)	1,000	1,000
Series C, 1.34%, 8/15/23 (d)	1,000	1,002
Maryland Economic Development Corp. Revenue
Series B, 2.80%, 6/1/20	3,625	3,626
Series B, 3.05%, 6/1/21	3,670	3,688
Series B, 3.30%, 6/1/22	3,795	3,849
		13,165
Massachusetts (0.2%):
Massachusetts Development Finance Agency Revenue, Series B, 4.00%, 6/1/24	750	771
Massachusetts School Building Authority Revenue, Series B, 2.28%, 10/15/25	4,820	4,978
		5,749
Michigan (0.8%):
Clintondale Community Schools, GO
2.61%, 5/1/21	5,395	5,451
2.84%, 5/1/22	4,000	4,099
Ecorse Public School District, GO
2.00%, 5/1/24	1,250	1,283
2.09%, 5/1/25	2,200	2,271
Michigan Finance Authority Revenue
2.21%, 12/1/23	1,565	1,590

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.31%, 12/1/24	$895	$912
2.37%, 9/1/49, (Put Date 9/1/23) (m)	5,944	6,068
Mount Clemens Community School District, GO, Series B, 2.46%, 5/1/20	3,635	3,635
Ypsilanti School District, GO, 2.02%, 5/1/25	575	578
		25,887
Minnesota (0.0%):
Western Minnesota Municipal Power Agency Revenue
Series A, 2.28%, 1/1/25	1,000	1,031
Series A, 2.38%, 1/1/26	1,000	1,033
		2,064
Mississippi (0.2%):
Mississippi Development Bank Revenue
2.31%, 1/1/25	2,235	2,303
2.36%, 1/1/26	2,000	2,064
		4,367
Missouri (0.1%):
University of Missouri Revenue, 1.47%, 11/1/23 (d)	2,000	2,001

Nebraska (0.0%): (o)
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	1,000	1,017

New Jersey (1.3%):
City of Newark, GO, 2.25%, 2/24/21	5,500	5,568
New Jersey Economic Development Authority Revenue
3.70%, 6/15/21	550	558
Series B, 3.50%, 6/15/20	850	851
Series B, 3.52%, 7/1/20	625	626
Series B, 3.65%, 7/1/21	495	501
Series NNN, 2.78%, 6/15/23	2,042	1,971
Series YY, 4.45%, 6/15/20	12,500	12,528
New Jersey Educational Facilities Authority Revenue
2.25%, 9/1/20	2,615	2,618
2.47%, 9/1/21	7,450	7,494
North Hudson Sewerage Authority Revenue
2.43%, 6/1/24	1,200	1,226
2.59%, 6/1/25	1,000	1,031
		34,972
New York (0.6%):
Madison County Capital Resource Corp. Revenue
2.23%, 7/1/24	1,200	1,237
2.39%, 7/1/25	2,670	2,775
2.52%, 7/1/26	3,050	3,180
New York State Dormitory Authority Revenue
2.24%, 7/1/20	1,270	1,270
2.44%, 7/1/21	1,550	1,552
Series A, 2.57%, 7/1/20	5,125	5,125
Series B, 3.18%, 3/15/22	2,000	2,058
New York State Thruway Authority Revenue, Series M, 2.26%, 1/1/25	1,000	993
		18,190
North Carolina (0.0%): (o)
City of Winston-Salem NC Revenue, Series B, 2.33%, 6/1/26	500	510

Ohio (0.2%):
City of Cleveland Airport System Revenue
2.49%, 1/1/25	2,000	2,030
2.59%, 1/1/26	2,000	2,037
		4,067

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (0.6%):
Pennsylvania IDA Revenue, 2.97%, 7/1/21 (b)	$3,265	$3,286
Scranton School District, GO
Series A, 3.15%, 6/15/34, (Put Date 6/15/24) (b)(m)	2,805	2,911
Series B, 3.15%, 6/15/34, (Put Date 6/15/24) (b)(m)	1,415	1,470
Scranton School District, GO (INS-Build America Mutual Assurance Co.)
2.50%, 4/1/23	1,815	1,850
2.60%, 4/1/24	1,730	1,768
2.72%, 4/1/25	900	923
2.82%, 4/1/26	1,000	1,026
State Public School Building Authority Revenue, 2.75%, 4/1/25	1,500	1,531
		14,765
Rhode Island (0.1%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	2,065	2,160

South Dakota (0.1%):
South Dakota Health & Educational Facilities Authority Revenue
Series B, 2.31%, 7/1/23	1,500	1,494
Series B, 2.38%, 7/1/24	1,350	1,343
		2,837
Texas (1.0%):
City of Houston, GO
2.77%, 3/1/22	1,240	1,270
2.98%, 3/1/23	1,900	1,977
City of Lubbock Water & Wastewater System Revenue, 2.06%, 2/15/25	5,000	5,119
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.47%, 5/15/25	1,000	1,003
Port of Port Arthur Navigation District Revenue, 1.90%, 11/1/40, Continuously Callable @100 (l)	10,000	10,000
Texas A&M University Revenue
Series A, 2.89%, 5/15/22	5,000	5,165
Series A, 2.95%, 5/15/23	1,585	1,663
		26,197
Virginia (0.5%):
Virginia Small Business Financing Authority Revenue, 3.00%, 7/1/50, (Put Date 12/31/20) (b)(m)	10,000	9,974
Wisconsin (0.6%):
Public Finance Authority Revenue (LOC - Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	6,500	6,504
Public Finance Authority Revenue (LOC-Citizens Financial Group), 2.75%, 6/1/20, Continuously Callable @100	5,400	5,401
State of Wisconsin Revenue
Series A, 1.90%, 5/1/25	2,000	2,009
Series A, 2.10%, 5/1/26	1,000	1,006
		14,920
Total Municipal Bonds (Cost $230,812)		234,079

U.S. Government Agency Mortgages (0.8%)
Federal Home Loan Mortgage Corp.
5.00%, 9/1/20	11	11
5.50%, 4/1/21	45	45
Series K023, Class X1, 1.36%, 8/25/22 (e)(f)	65,383	1,456
3.62% (LIBOR12M+163bps), 4/1/35 (c)	390	399
		1,911
Federal National Mortgage Association

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Short-Term Bond Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
5.50%, 12/1/20 - 6/1/24	$525	$547
5.00%, 12/1/21 - 2/1/24	187	195
Series 2012-M8, Class X2, 0.74%, 5/25/22 (e)(f)	54,345	499
Series 2013-M1, Class X2, 0.64%, 8/25/22 (e)(f)	45,249	384
6.00%, 10/1/22 - 7/1/23	418	435
4.50%, 5/1/23 - 2/1/24	90	94
2.50%, 4/1/27 - 8/1/27	15,837	16,575
Series 2012-104, Class HC, 1.25%, 9/25/27	2,303	2,313
		21,042
Total U.S. Government Agency Mortgages (Cost $21,539)		22,953

U.S. Treasury Obligations (1.7%)
U.S. Treasury Notes
1.38%, 9/30/20 (a)	10,000	10,052
1.63%, 11/30/20 (a)	19,000	19,164
1.38%, 1/31/21	2,750	2,775
1.88%, 11/30/21	15,000	15,398
Total U.S. Treasury Obligations (Cost $46,797)		47,389

Commercial Paper (0.4%)
Energy Transfer Part LP, 2.69%, 5/1/20 (b)(p)	6,000	5,999
Hyundai Capital America, Inc., 0.80%, 5/4/20 (b)(p)	5,000	5,000
Total Commercial Paper (Cost $10,999)		10,999

Collateral for Securities Loaned^ (0.7%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (q)	18,454,440	18,454
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (q)	116,180	116
Total Collateral for Securities Loaned (Cost $18,571)		18,571
Total Investments (Cost $2,853,488) — 100.2%		2,819,093
Liabilities in excess of other assets — (0.2)%		(5,140)
NET ASSETS - 100.00%		$2,813,953

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, the fair value of these securities was $1,201,809 (thousands) and amounted to 42.8% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2020.
(d)	Security purchased on a when-issued basis.
(e)	The rate for certain asset-backed and mortgage backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at April 30, 2020.
(f)	Security is interest only.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets as of April 30, 2020.
(i)	Defaulted security.
(j)	At April 30, 2020, the issuer was in bankruptcy.
(k)	All or a portion of this security is on loan.
(l)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Put Bond.
(n)	Stepped-coupon security converts to coupon form on 08/15/2020 with a rate of 2.72%.
(o)	Amount represents less than 0.05% of net assets.
(p)	Rate represents the effective yield at April 30, 2020.
(q)	Rate disclosed is the daily yield on April 30, 2020.

bps—Basis points
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of April 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Line Letter of Credit
LP—Limited Partnership
MBIA—Municipal Bond Insurance Association
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USSW5—USD 5 Year Swap Rate, rate disclosed as of April 30, 2020.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Futures Contracts Purchased
(Amounts not in thousands)
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Future	300	6/30/20	$36,467,132	$37,645,312	$1,178,180

Total unrealized appreciation					$1,178,180

Total unrealized depreciation					–
Total net unrealized appreciation (depreciation)					$1,178,180

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Communication Services (2.3%):
Cogent Communications Holdings, Inc.	31,454	$2,637
EverQuote, Inc. Class A (a)(b)	17,715	690
Gray Television, Inc. (a)	491,481	5,705
Liberty Broadband Corp. Class A (a)	18,139	2,177
Liberty TripAdvisor Holdings, Inc. Class A (a)	125,405	295
Match Group, Inc. (a)(b)	1,798	138
Meredith Corp. (b)	96,060	1,425
MSG Networks, Inc. Class A (a)(b)	123,487	1,467
TechTarget, Inc. (a)	96,900	2,260
TEGNA, Inc.	210,527	2,257
Vonage Holdings Corp. (a)	1,026,320	8,580
Yelp, Inc. (a)	52,300	1,169
		28,800
Consumer Discretionary (6.9%):
Aaron's, Inc.	174,402	5,565
Adient PLC (a)	39,100	586
Afya Ltd. Class A (a)(b)	72,481	1,576
American Eagle Outfitters, Inc.	341,846	2,717
American Outdoor Brands Corp. (a)	81,400	770
Bright Horizons Family Solutions, Inc. (a)	34,505	4,018
Burlington Stores, Inc. (a)	11,212	2,048
Cavco Industries, Inc. (a)	7,096	1,098
Chegg, Inc. (a)(b)	180,585	7,720
Chewy, Inc. Class A (a)	53,032	2,293
Cooper Tire & Rubber Co.	78,564	1,665
Crocs, Inc. (a)(b)	42,303	1,026
Dana, Inc.	110,445	1,270
Dave & Buster's Entertainment, Inc. (b)	71,525	1,047
Deckers Outdoor Corp. (a)	14,073	2,093
Designer Brands, Inc. Class A	131,448	835
Dillard's, Inc. Class A (b)	26,911	793
Etsy, Inc. (a)	69,519	4,509
Five Below, Inc. (a)	21,989	1,983
Gentherm, Inc. (a)	40,340	1,510
G-III Apparel Group Ltd. (a)	27,300	309
Green Brick Partners, Inc. (a)	61,700	550
Group 1 Automotive, Inc.	29,629	1,677
Helen of Troy Ltd. (a)	7,233	1,188
Kontoor Brands, Inc.	66,913	1,299
Levi Strauss & Co. Class A (b)	198,265	2,556
Liquidity Services, Inc. (a)	15,382	77
Lithia Motors, Inc. Class A	6,700	741
MarineMax, Inc. (a)	5,625	81
Marriott Vacations Worldwide Corp.	3,600	299
Motorcar Parts of America, Inc. (a)	356	5
Murphy USA, Inc. (a)	24,699	2,638
Office Depot, Inc.	716,153	1,590
OneSpaWorld Holdings Ltd. (b)	79,169	515
Penn National Gaming, Inc. (a)(b)	134,823	2,403
PetMed Express, Inc. (b)	37,114	1,469
Purple Innovation, Inc. (a)	55,251	556
RH (a)(b)	8,978	1,291
RumbleON, Inc. Class B (a)	97,600	35
Skyline Champion Corp. (a)	101,620	2,003
Sonic Automotive, Inc. Class A	116,407	2,494
Stamps.com, Inc. (a)	17,276	2,735

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Steven Madden Ltd.	76,100	$1,908
Strategic Education, Inc.	8,951	1,426
Taylor Morrison Home Corp. Class A (a)	59,500	866
The Cato Corp. Class A	47,052	530
The Lovesac Co. (a)(b)	13,307	159
TopBuild Corp. (a)	20,091	1,872
Tractor Supply Co.	9,906	1,005
TRI Pointe Group, Inc. (a)	389,012	4,465
Vail Resorts, Inc.	13,800	2,360
Vista Outdoor, Inc. (a)	31,100	315
Wyndham Hotels & Resorts, Inc.	11,940	450
		86,989
Consumer Staples (2.6%):
B&G Foods, Inc. (b)	74,557	1,448
C&C Group PLC	379,474	930
Cal-Maine Foods, Inc. (a)	66,219	2,749
Cranswick PLC	40,905	1,913
Darling Ingredients, Inc. (a)	37,200	766
Edgewell Personal Care Co. (a)	86,656	2,392
Grocery Outlet Holding Corp. (a)	67,664	2,251
Hostess Brands, Inc. (a)	156,484	1,881
J&J Snack Foods Corp.	4,970	631
Medifast, Inc.	14,297	1,085
Performance Food Group Co. (a)	117,291	3,443
Sanderson Farms, Inc.	5,600	762
SpartanNash Co.	22,000	377
Spectrum Brands Holdings, Inc.	47,040	2,026
The Hain Celestial Group, Inc. (a)	16,700	432
The Simply Good Foods Co. (a)	35,000	660
TreeHouse Foods, Inc. (a)	7,500	388
United Natural Foods, Inc. (a)	87,083	927
Universal Corp.	40,301	1,949
WD-40 Co.	14,709	2,563
		29,573
Energy (2.5%):
Arch Coal, Inc. Class A (b)	44,006	1,285
Archrock, Inc.	51,900	250
Bonanza Creek Energy, Inc. (a)	20,000	349
Cactus, Inc. Class A	40,610	722
CNX Resources Corp. (a)	46,500	493
CONSOL Energy, Inc. (a)	42,792	325
CVR Energy, Inc. (b)	57,617	1,374
Delek U.S. Holdings, Inc. (b)	163,866	3,825
DHT Holdings, Inc.	88,100	640
Dorian LPG Ltd. (a)(b)	131,045	1,244
Dril-Quip, Inc. (a)	39,745	1,316
Era Group, Inc. (a)	297,167	1,521
Kosmos Energy Ltd.	371,220	613
Magnolia Oil & Gas Corp. Class A (a)	297,576	1,926
Nordic American Tankers Ltd. (b)	44,100	265
Parsley Energy, Inc. Class A	125,995	1,191
Peabody Energy Corp.	211,377	717
Renewable Energy Group, Inc. (a)(b)	41,850	1,038
REX American Resources Corp. (a)	17,559	1,044
Ring Energy, Inc. (a)(b)(c)	851,938	768
Scorpio Tankers, Inc. (b)	75,129	1,645
SEACOR Holdings, Inc. (a)	92,048	2,603
SEACOR Marine Holdings, Inc. (a)	177,851	556

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Southwestern Energy Co. (a)	1,057,463	$3,415
Talos Energy, Inc. (a)(b)	74,049	843
World Fuel Services Corp.	27,900	698
		30,666
Financials (17.6%):
1st Source Corp.	142,606	4,953
Amerant Bancorp, Inc. (a)	66,986	906
American Equity Investment Life Holding Co.	192,000	4,037
AMERISAFE, Inc.	25,247	1,607
Apollo Commercial Real Estate Finance, Inc.	116,908	953
Argo Group International Holdings Ltd.	29,532	1,044
Atlantic Union Bankshares Corp.	63,150	1,507
Banc of California, Inc.	157,074	1,637
Banco Latinoamericano Comercio Exterior SA Class E	19,001	217
Bank OZK Class A	113,924	2,577
BGC Partners, Inc. Class A	2,042,829	6,323
Blackstone Mortgage Trust, Inc. Class A	99,744	2,347
Boston Private Financial Holdings, Inc.	143,304	1,089
Brighthouse Financial, Inc. (a)	19,000	488
Brightsphere Investment Group	218,138	1,616
Cannae Holdings, Inc. (a)	30,300	956
Cathay General Bancorp	275,722	7,699
Centerstate Banks, Inc.	59,200	1,029
Central Pacific Financial Corp.	67,075	1,173
CNO Financial Group, Inc.	250,600	3,524
Columbia Banking System, Inc.	13,400	362
Community Bank System, Inc.	71,251	4,452
ConnectOne Bancorp, Inc. Class A	41,442	619
Customers Bancorp, Inc. Class A (a)	147,011	1,876
CVB Financial Corp.	35,200	732
eHealth, Inc. (a)	21,718	2,317
Encore Capital Group, Inc. (a)	50,603	1,315
Enova International, Inc. (a)	112,087	1,797
Enterprise Financial Services Corp.	34,000	1,045
Essent Group Ltd.	67,319	1,839
FBL Financial Group, Inc. Class A	3,164	124
FGL Holdings	204,230	2,120
Financial Institutions, Inc.	11,300	219
First Bancorp, Inc.	356,677	2,079
First Busey Corp.	179,241	3,301
First Financial Corp. Class A	22,984	816
First Internet Bancorp	50,300	790
First Merchants Corp.	52,100	1,475
First Midwest Bancorp, Inc.	133,454	1,972
Flagstar Bancorp, Inc.	45,500	1,179
Flushing Financial Corp.	259,317	3,238
Fulton Financial Corp.	465,842	5,446
Glacier Bancorp, Inc.	22,600	861
Great Western Bancorp, Inc.	191,515	3,601
Hallmark Financial Services, Inc. (a)	60,400	261
Hancock Whitney Corp.	164,020	3,430
Hanmi Financial Corp.	67,519	815
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19,200	537
HBT Financial, Inc.	113,434	1,322
Hope Bancorp, Inc.	231,482	2,303
Independent Bank Group, Inc.	22,300	676
International Bancshares Corp.	254,604	7,381
Invesco Mortgage Capital, Inc. (b)	58,200	177
Investors Bancorp, Inc.	59,500	554

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
James River Group Holdings Ltd.	44,036	$1,562
Kemper Corp.	32,273	2,169
Kinsale Capital Group, Inc.	21,518	2,337
Lakeland Financial Corp.	54,000	2,286
Luther Burbank Corp.	53,600	577
Meridian Bancorp, Inc.	77,370	911
Metropolitan Bank Holding Corp. (a)	5,900	148
MGIC Investment Corp.	300,857	2,200
Mid Penn Bancorp, Inc.	14,000	274
Morningstar, Inc.	20,331	3,171
National General Holdings Corp.	86,591	1,648
NBT Bancorp, Inc.	68,353	2,265
Northwest Bancshares, Inc.	197,325	2,094
OFG Bancorp (b)	109,912	1,383
Onemain Holdings, Inc.	28,000	678
Oppenheimer Holdings, Inc. Class A	39,223	807
Pacific Premier Bancorp, Inc.	49,300	1,053
Park National Corp.	26,966	2,157
Pennymac Financial Services	46,600	1,406
Pennymac Mortgage Investment Trust	156,375	1,626
Piper Sandler Cos.	32,571	1,756
Preferred Bank	54,851	2,093
Primerica, Inc.	14,531	1,510
ProAssurance Corp.	74,800	1,600
Provident Financial Services, Inc.	117,440	1,685
Radian Group, Inc.	552,139	8,271
RBB Bancorp	55,200	713
Redwood Trust, Inc. (b)	352,565	1,446
Renasant Corp.	29,200	766
S&T Bancorp, Inc.	61,483	1,642
ServisFirst Bancshares, Inc.	98,145	3,486
SLM Corp.	233,539	1,948
Solar Capital Ltd.	192,004	2,892
South State Corp.	16,400	949
Southside Bancshares, Inc.	45,942	1,397
Stifel Financial Corp.	75,504	3,343
Stock Yards Bancorp, Inc.	8,718	288
Synovus Financial Corp.	124,764	2,621
Texas Capital Bancshares, Inc. (a)	73,117	2,031
The Bancorp, Inc. (a)	62,100	433
The Bank of NT Butterfield & Son Ltd.	185,769	4,089
The First of Long Island Corp.	12,000	189
Tompkins Financial Corp. (b)(c)	29,576	1,997
Tradeweb Markets, Inc. Class A	119,833	6,250
TrustCo Bank Corp.	184,318	1,161
Trustmark Corp.	111,146	2,958
UMB Financial Corp.	53,589	2,724
United Community Banks, Inc.	42,900	907
Universal Insurance Holdings, Inc.	68,359	1,246
Valley National Bancorp	160,800	1,344
Virtus Investment Partners, Inc.	14,000	1,138
Waddell & Reed Financial, Inc. Class A (b)	303,804	4,420
Walker & Dunlop, Inc.	101,364	3,895
Washington Federal, Inc.	175,209	4,685
Washington Trust Bancorp, Inc.	5,582	195
Westamerica Bancorp	3,900	246
White Mountains Insurance Group Ltd.	1,270	1,236
World Acceptance Corp. (a)(b)	23,041	1,563
		218,578

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Health Care (17.7%):
10X Genomics, Inc. Class A (a)	546	$44
1Life Healthcare, Inc. (a)(b)	12,070	298
ABIOMED, Inc. (a)	23,969	4,584
Acceleron Pharma, Inc. (a)	31,765	2,876
Adaptive Biotechnologies Corp. (a)	23,059	738
Aerie Pharmaceuticals, Inc. (a)(b)	107,525	1,639
Akero Therapeutics, Inc. (a)	30,654	625
Allscripts Healthcare Solutions, Inc. (a)	248,515	1,615
Amedisys, Inc. (a)	32,318	5,951
AMN Healthcare Services, Inc. (a)	31,672	1,488
Aprea Therapeutics, Inc. (a)(b)	19,523	621
Argenx SE, ADR (a)	38,247	5,603
Arrowhead Pharmaceuticals, Inc. (a)	41,883	1,442
Athenex, Inc. (a)	40,446	362
Athersys, Inc. (a)(b)	221,988	511
AtriCure, Inc. (a)	39,200	1,690
Aurinia Pharmaceuticals, Inc. (a)(b)	185,949	3,206
Avid Bioservices, Inc. (a)	41,400	253
Avrobio, Inc. (a)	27,153	349
Axogen, Inc. (a)	49,424	482
Beam Therapeutics, Inc. (a)	67,655	1,079
Bicycle Therapeutics PLC, ADR (a)(b)	55,228	691
BioCryst Pharmaceuticals, Inc. (a)	251,335	983
BioDelivery Sciences International, Inc. (a)	88,600	404
BioMarin Pharmaceutical, Inc. (a)	6,133	564
Black Diamond Therapeutics, Inc. (a)	9,643	357
bluebird bio, Inc. (a)	23,482	1,265
Blueprint Medicines Corp. (a)	16,700	982
Cabaletta Bio, Inc. (a)	68,072	494
Cara Therapeutics, Inc. (a)(b)	47,628	706
Cardiovascular Systems, Inc. (a)	61,235	2,572
Castle Biosciences, Inc. (a)	111,725	3,456
Cellectis SA, ADR (a)	14,000	183
Collegium Pharmaceutical, Inc. (a)(b)	83,433	1,726
CONMED Corp.	33,298	2,461
CRISPR Therapeutics AG (a)	16,978	835
CryoPort, Inc. (a)(b)	107,400	2,023
Cymabay Therapeutics, Inc. (a)	71,534	127
CytomX Therapeutics, Inc. (a)	53,623	553
Cytosorbents Corp. (a)(b)	435,252	3,726
Deciphera Pharmaceuticals, Inc. (a)	29,579	1,715
DexCom, Inc. (a)	12,215	4,093
Dicerna Pharmaceuticals, Inc. (a)	30,361	598
Dynavax Technologies Corp. (a)	139,479	593
Editas Medicine, Inc. (a)(b)	13,300	307
Emergent BioSolutions, Inc. (a)	30,273	2,239
Enanta Pharmaceuticals, Inc. (a)	41,953	1,945
Esperion Therapeutics, Inc. (a)(b)	67,245	2,663
Evolent Health, Inc. Class A (a)	180,307	1,300
Exact Sciences Corp. (a)	113,341	8,952
Fennec Pharmaceuticals, Inc. (a)(b)	173,068	1,082
Flexion Therapeutics, Inc. (a)(b)	166,308	1,770
Fluidigm Corp. (a)	114,772	257
Genfit, ADR (a)	29,658	639
Globus Medical, Inc. (a)	62,728	2,977
Guardant Health, Inc. (a)	22,334	1,719
Haemonetics Corp. (a)	23,164	2,636
Halozyme Therapeutics, Inc. (a)	47,833	1,084

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
HealthEquity, Inc. (a)(b)	65,740	$3,698
HMS Holdings Corp. (a)	25,200	723
Horizon Therapeutics PLC (a)	21,514	775
Immunomedics, Inc. (a)	168,479	5,118
Inovio Pharmaceuticals, Inc. (a)(b)	66,510	800
Insmed, Inc. (a)	110,176	2,534
Insulet Corp. (a)	16,124	3,221
Intellia Therapeutics, Inc. (a)(b)	14,300	193
Intercept Pharmaceuticals, Inc. (a)	31,006	2,540
Iovance Biotherapeutics, Inc. (a)	54,433	1,750
Jounce Therapeutics, Inc. (a)	82,212	403
Lannett Co., Inc. (a)	45,400	433
Lantheus Holdings, Inc. (a)	80,600	1,052
Ligand Pharmaceuticals, Inc. (a)(b)	39,337	3,877
LivaNova PLC (a)	37,831	2,010
MacroGenics, Inc. (a)	38,368	276
Medpace Holdings, Inc. (a)	27,388	2,187
Merit Medical Systems, Inc. (a)	45,781	1,869
NanoString Technologies, Inc. (a)	37,057	1,177
Natera, Inc. (a)	52,058	1,928
Natus Medical, Inc. (a)	33,895	847
Neogen Corp. (a)	9,668	605
NeoGenomics, Inc. (a)	106,988	2,925
Neurocrine Biosciences, Inc. (a)	7,321	718
Nevro Corp. (a)	9,225	1,085
NextCure, Inc. (a)(b)	45,789	1,484
Novavax, Inc. (a)(b)	36,086	654
Novocure Ltd. (a)	27,045	1,780
Nupathe, Inc. (a)(c)(d)	133,709	—
Orchard Therapeutics PLC, ADR (a)	122,515	1,379
Organogenesis Holdings, Inc. (a)	231,000	857
Orthopediatrics Corp. (a)	78,341	3,826
Oxford Immunotec Global PLC (a)	122,667	1,528
Oyster Point Pharma, Inc. (a)(b)	9,076	267
Pacira BioSciences, Inc. (a)	101,426	4,187
Passage Bio, Inc. (a)	86,705	1,435
Patterson Cos., Inc.	15,400	282
PerkinElmer, Inc.	23,056	2,087
Portola Pharmaceuticals, Inc. (a)(b)	55,755	395
Prestige Consumer Healthcare, Inc. (a)	17,400	708
Quanterix Corp. (a)(b)	128,621	3,370
Quidel Corp. (a)	20,954	2,913
RadNet, Inc. (a)	71,742	1,013
Reata Pharmaceuticals, Inc. Class A (a)	15,944	2,522
Repligen Corp. (a)	66,763	7,754
Sangamo Therapeutics, Inc. (a)	19,700	161
Schrodinger, Inc. (a)	4,783	222
SI-BONE, Inc. (a)	113,215	1,831
Sientra, Inc. (a)	395,918	911
Silk Road Medical, Inc. (a)	61,955	2,595
Stemline Therapeutics, Inc. (a)	56,121	294
Stoke Therapeutics, Inc. (a)	26,265	552
Sutro Biopharma, Inc. (a)	53,901	531
Syneos Health, Inc. (a)	53,250	2,971
TCR2 Therapeutics, Inc. (a)	71,284	680
Teladoc Health, Inc. (a)	9,619	1,583
Tenet Healthcare Corp. (a)	62,978	1,271
TG Therapeutics, Inc. (a)(b)	51,503	606
The Ensign Group, Inc.	27,149	1,016
Triple-S Management Corp. (a)	48,502	821

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
UroGen Pharma Ltd. (a)(b)	27,217	$604
Veeva Systems, Inc. Class A (a)	2,940	561
Veracyte, Inc. (a)(b)	292,126	7,878
Vericel Corp. (a)	595,998	8,642
Viking Therapeutics, Inc. (a)(b)	134,098	772
Xencor, Inc. (a)	47,169	1,379
Xenon Pharmaceuticals, Inc. (a)	89,619	1,161
Zai Lab Ltd., ADR (a)	24,854	1,559
		215,919
Industrials (15.2%):
ACCO Brands Corp.	666,373	4,932
AECOM (a)	25,200	914
Aerojet Rocketdyne Holdings, Inc. (a)	38,120	1,568
Albany International Corp.	10,039	513
American Woodmark Corp. (a)	30,780	1,582
Apogee Enterprises, Inc.	59,407	1,214
Argan, Inc.	5,600	210
ASGN, Inc. (a)	102,754	4,773
Astronics Corp. (a)	26,216	235
Atkore International Group, Inc. (a)	51,113	1,244
Atlas Air Worldwide Holdings, Inc. (a)	40,239	1,322
Avis Budget Group, Inc. (a)(b)	90,868	1,498
Axon Enterprise, Inc. (a)	65,276	4,747
Beacon Roofing Supply, Inc. (a)	92,272	2,030
Brady Corp. Class A	32,932	1,434
Brightview Holdings, Inc. (a)	76,724	984
Builders FirstSource, Inc. (a)	39,500	725
BWX Technologies, Inc.	32,036	1,700
Casella Waste Systems, Inc. (a)	128,743	5,971
CBIZ, Inc. (a)	40,890	971
Chart Industries, Inc. (a)	103,101	3,683
Cimpress PLC (a)(b)	16,895	1,230
CIRCOR International, Inc. (a)	13,600	203
Columbus McKinnon Corp.	107,301	2,906
Comfort Systems USA, Inc.	31,427	1,047
Construction Partners, Inc. Class A (a)(b)	136,068	2,494
Deluxe Corp.	98,879	2,785
DMC Global, Inc.	9,128	236
Douglas Dynamics, Inc.	64,151	2,371
EMCOR Group, Inc.	41,780	2,654
Enphase Energy, Inc. (a)(b)	179,163	8,390
EnPro Industries, Inc.	38,282	1,736
ESCO Technologies, Inc.	37,633	2,871
Forrester Research, Inc. (a)	94,857	2,970
Forward Air Corp.	58,800	3,034
Franklin Electric Co., Inc.	38,081	1,935
FTI Consulting, Inc. (a)	7,600	968
GATX Corp.	31,848	1,888
Gibraltar Industries, Inc. (a)	14,200	657
GMS, Inc. (a)	119,784	2,202
Griffon Corp.	47,400	778
Hexcel Corp.	21,700	751
Hillenbrand, Inc.	46,344	971
Hub Group, Inc. Class A (a)	7,700	370
Hudson Technologies, Inc. (a)	5,488	5
Huron Consulting Group, Inc. (a)	48,953	2,743
ICF International, Inc.	23,299	1,713
Insperity, Inc.	32,538	1,552
Kelly Services, Inc. Class A	139,700	2,159

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Kornit Digital Ltd. (a)	205,451	$6,817
Kratos Defense & Security Solutions, Inc. (a)	115,853	1,740
Luxfer Holdings PLC	352,116	4,779
Marten Transport Ltd.	28,901	648
Masonite International Corp. (a)	55,212	3,263
MasTec, Inc. (a)	85,895	3,084
Matthews International Corp. Class A	73,222	1,753
McGrath RentCorp	22,639	1,235
Meritor, Inc. (a)	125,023	2,563
Mistras Group, Inc. (a)	111,630	530
Mobile Mini, Inc.	132,100	3,773
MSA Safety, Inc.	18,629	2,096
Mueller Industries, Inc.	142,338	3,687
Northwest Pipe Co. (a)	42,300	1,029
Owens Corning, Inc.	35,911	1,557
Parsons Corp. (a)	84,580	3,163
PGT Innovations, Inc. (a)	118,228	1,222
Plug Power, Inc. (a)(b)	97,450	408
Primoris Services Corp.	179,204	2,797
Proto Labs, Inc. (a)	19,800	2,011
Quanta Services, Inc.	17,600	640
RBC Bearings, Inc. (a)(b)	41,219	5,221
Rexnord Corp.	34,524	941
Rush Enterprises, Inc. Class A	131,293	4,923
Saia, Inc. (a)	18,550	1,716
Simpson Manufacturing Co., Inc.	28,097	2,026
SkyWest, Inc.	16,000	495
SP Plus Corp. (a)	98,152	2,070
Spirit Airlines, Inc. (a)(b)	88,139	1,324
Steelcase, Inc. Class A	86,906	952
Tetra Tech, Inc.	36,300	2,733
The Greenbrier Cos., Inc.	34,045	578
The Manitowoc Co., Inc. (a)	39,700	366
The Timken Co.	26,400	992
Thermon Group Holdings, Inc. (a)	146,829	2,244
Titan Machinery, Inc. (a)	172,078	1,618
TriMas Corp. (a)	118,080	2,815
TrueBlue, Inc. (a)	89,018	1,382
Tutor Perini Corp. (a)	45,300	317
Tyman PLC	722,588	1,531
Universal Forest Products, Inc.	31,400	1,291
Valmont Industries, Inc.	16,310	1,912
Vicor Corp. (a)	20,979	1,115
VSE Corp.	22,015	423
Wabash National Corp. (b)	133,018	1,091
Watts Water Technologies, Inc. Class A	15,240	1,256
WESCO International, Inc. (a)	14,100	365
		186,361
Information Technology (20.4%):
2u, Inc. (a)(b)	54,863	1,303
8x8, Inc. (a)	10,042	170
Adesto Technologies Corp. (a)(b)	95,275	1,129
Akamai Technologies, Inc. (a)	2,617	256
Akoustis Technologies, Inc. (a)(b)	112,100	1,016
Alteryx, Inc. Class A (a)	11,956	1,353
Amkor Technology, Inc. (a)	185,667	1,835
Badger Meter, Inc.	19,947	1,177
Belden, Inc.	115,850	3,961
Benchmark Electronics, Inc.	54,171	1,119

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Bill.Com Holdings, Inc. (a)(b)	1,007	$59
Blackbaud, Inc.	20,412	1,128
Blackline, Inc. (a)	37,029	2,250
Box, Inc. Class A (a)	79,032	1,276
Brooks Automation, Inc.	154,551	5,949
CACI International, Inc. Class A (a)	4,600	1,151
Ciena Corp. (a)	55,250	2,555
Cirrus Logic, Inc. (a)	88,635	6,701
Cloudera, Inc. (a)(b)	847,886	7,020
Cloudflare, Inc. Class A (a)(b)	98,659	2,324
Coherent, Inc. (a)	8,950	1,144
Cornerstone OnDemand, Inc. (a)	11,710	393
Coupa Software, Inc. (a)	6,287	1,107
Crowdstrike Holdings, Inc. Class A (a)	7,352	497
CSG Systems International, Inc.	42,463	2,063
CTS Corp.	147,505	3,416
CyberArk Software Ltd. (a)	18,600	1,837
Datadog, Inc. Class A (a)	40,780	1,840
Digital Turbine, Inc. (a)	902,796	5,290
DocuSign, Inc. (a)	28,650	3,001
Dropbox, Inc. Class A (a)	81,832	1,720
Ebix, Inc. (b)	38,674	809
Elastic NV (a)	22,019	1,412
EPAM Systems, Inc. (a)	14,352	3,170
Euronet Worldwide, Inc. (a)	31,529	2,893
EVERTEC, Inc.	35,220	893
ExlService Holdings, Inc. (a)	7,940	490
Globant SA (a)	34,513	3,992
GoDaddy, Inc. Class A (a)	25,705	1,785
Ichor Holdings Ltd. (a)	13,300	331
Inphi Corp. (a)	30,310	2,926
Insight Enterprises, Inc. (a)	25,200	1,368
InterDigital, Inc. (b)	58,441	3,375
J2 Global, Inc.	11,757	948
Jabil, Inc.	27,500	782
KBR, Inc.	131,928	2,673
Limelight Networks, Inc. (a)	1,411,463	7,155
LivePerson, Inc. (a)	103,598	2,480
Lumentum Holdings, Inc. (a)	27,285	2,208
ManTech International Corp. Class A	4,700	350
Marvell Technology Group Ltd.	36,383	973
MAXIMUS, Inc.	61,774	4,159
Methode Electronics, Inc.	30,400	913
Mimecast Ltd. (a)	53,869	2,203
Monolithic Power Systems, Inc.	9,320	1,863
Napco Security Technologies, Inc. (a)	144,928	2,904
NeoPhotonics Corp. (a)	135,200	1,301
NetScout Systems, Inc. (a)	89,252	2,364
New Relic, Inc. (a)	48,142	2,585
Nutanix, Inc. Class A (a)	90,329	1,851
Okta, Inc. (a)	16,880	2,554
ON Semiconductor Corp. (a)	117,318	1,882
OneSpan, Inc. (a)	111,505	1,873
Onto Innovation, Inc. (a)	122,069	3,962
OSI Systems, Inc. (a)	35,561	2,574
PagerDuty, Inc. (a)	67,083	1,416
Paycom Software, Inc. (a)	5,321	1,389
Paylocity Holding Corp. (a)	9,838	1,127
PC Connection, Inc.	16,800	772
Perficient, Inc. (a)	95,000	3,309

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Perspecta, Inc.	175,944	$3,795
Ping Identity Holding Corp. (a)(b)	121,052	3,017
Plexus Corp. (a)	13,849	868
Pluralsight, Inc. Class A (a)	303,929	4,997
Power Integrations, Inc.	12,650	1,295
Progress Software Corp.	16,759	686
Proofpoint, Inc. (a)	33,639	4,095
PROS Holdings, Inc. (a)	53,500	1,840
PTC, Inc. (a)	30,300	2,098
Pure Storage, Inc. Class A (a)(b)	365,468	5,262
Q2 Holdings, Inc. (a)	3,803	303
QAD, Inc. Class A	13,422	568
Qualys, Inc. (a)	30,200	3,184
Radware Ltd. (a)	106,500	2,523
Rambus, Inc. (a)	54,200	679
Rapid7, Inc. (a)	58,600	2,669
RealPage, Inc. (a)	25,113	1,620
Rogers Corp. (a)	8,390	932
Sanmina Corp. (a)	100,300	2,781
Sapiens International Corp. NV	68,240	1,688
Semtech Corp. (a)	43,527	1,969
SharpSpring, Inc. (a)(b)	192,084	1,323
ShotSpotter, Inc. (a)(b)	17,450	600
Silicon Laboratories, Inc. (a)	15,900	1,546
Smartsheet, Inc. Class A (a)	74,941	3,951
Sprout Social, Inc. Class A (a)(b)	78,098	1,314
SPS Commerce, Inc. (a)	33,561	1,863
Sykes Enterprises, Inc. (a)	33,456	958
Synaptics, Inc. (a)	20,068	1,312
SYNNEX Corp.	12,800	1,121
Tech Data Corp. (a)	32,683	4,597
Teradyne, Inc.	26,850	1,679
The Hackett Group, Inc.	64,821	962
The Rubicon Project, Inc. (a)	1,126,247	8,075
The Trade Desk, Inc. Class A (a)	3,636	1,064
TransAct Technologies, Inc. (c)	71,753	305
Twilio, Inc. Class A (a)	29,722	3,338
Upland Software, Inc. (a)	11,050	350
Varonis Systems, Inc. (a)	8,233	552
Viavi Solutions, Inc. (a)	63,900	772
Virtusa Corp. (a)	111,709	3,686
Vishay Intertechnology, Inc.	107,325	1,781
Western Digital Corp.	27,400	1,263
Wix.com Ltd. (a)	1,800	235
WNS Holdings Ltd., ADR (a)	130,377	6,368
Zendesk, Inc. (a)	18,712	1,439
Zix Corp. (a)	632,696	3,467
Zscaler, Inc. (a)	42,751	2,868
		251,712
Materials (3.1%):
Commercial Metals Co.	159,361	2,540
Eldorado Gold Corp. (a)	63,400	600
Element Solutions, Inc. (a)	135,060	1,384
Ferro Corp. (a)	64,914	647
FMC Corp.	25,799	2,371
Louisiana-Pacific Corp.	147,620	2,953
Materion Corp. (b)	41,169	2,130
Minerals Technologies, Inc.	61,592	2,712
Neenah, Inc.	37,416	1,828

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Olympic Steel, Inc.	22,300	$211
Orion Engineered Carbons SA	140,646	1,281
PolyOne Corp.	84,999	1,980
Quaker Chemical Corp. (b)	10,097	1,536
Ryerson Holding Corp. (a)	32,400	150
Schweitzer-Mauduit International, Inc.	31,051	1,000
Stepan Co.	32,207	3,073
Summit Materials, Inc. Class A (a)	158,589	2,396
Trinseo SA	90,332	1,847
Verso Corp. Class A (a)	93,679	1,301
Warrior Met Coal, Inc.	162,810	2,043
Worthington Industries, Inc.	95,655	2,529
Yamana Gold, Inc.	231,900	1,086
		37,598
Real Estate (6.6%):
Agree Realty Corp.	32,603	2,123
Alexander & Baldwin, Inc.	122,480	1,609
Alexander's, Inc.	5,000	1,576
American Assets Trust, Inc.	37,680	1,067
Ashford Hospitality Trust, Inc.	251,700	207
Braemar Hotels & Resorts, Inc.	106,744	334
Brandywine Realty Trust	156,800	1,750
Chatham Lodging Trust	111,640	838
Community Healthcare Trust, Inc.	16,100	599
CoreCivic, Inc.	175,333	2,300
CorEnergy Infrastructure Trust, Inc. (b)	47,064	571
Corporate Office Properties Trust	80,195	2,119
DiamondRock Hospitality Co.	313,934	1,956
Easterly Government Properties, Inc.	52,628	1,416
First Industrial Realty Trust, Inc.	65,894	2,489
Firstservice Corp.	19,679	1,704
Forestar Group, Inc. (a)	42,100	555
Global Medical REIT, Inc.	121,265	1,264
Healthcare Realty Trust, Inc.	116,013	3,410
Independence Realty Trust, Inc.	92,200	928
Industrial Logistics Properties Trust	103,406	1,933
Innovative Industrial Properties, Inc. (b)	17,150	1,346
Lexington Realty Trust	562,288	5,876
National Health Investors, Inc.	26,051	1,434
Newmark Group, Inc.	585,677	2,273
Office Properties Income Trust	45,100	1,236
Physicians Realty Trust	321,589	4,959
Piedmont Office Realty Trust, Inc. Class A	161,597	2,804
PotlatchDeltic Corp.	67,183	2,359
QTS Realty Trust, Inc. Class A	52,104	3,259
Retail Opportunity Investments Corp.	112,838	1,095
Rexford Industrial Realty, Inc.	57,341	2,334
RLJ Lodging Trust	73,105	679
RPT Realty	231,097	1,576
Sabra Health Care REIT, Inc.	177,748	2,279
Safehold, Inc.	7,200	416
Spirit Realty Capital, Inc.	23,800	732
STAG Industrial, Inc.	141,350	3,710
Summit Hotel Properties, Inc.	179,926	1,090
Sun Communities, Inc.	9,498	1,277
Sunstone Hotel Investors, Inc.	279,802	2,571
The GEO Group, Inc.	81,695	1,036
UMH Properties, Inc.	144,298	1,874
Universal Health Realty Income Trust	19,560	2,092

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Small Cap Stock Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Urban Edge Properties	105,118	$1,209
Xenia Hotels & Resorts, Inc.	172,531	1,674
		81,938
Utilities (3.3%):
ALLETE, Inc.	92,173	5,305
American States Water Co.	23,007	1,826
Avista Corp.	111,606	4,803
Black Hills Corp.	16,700	1,034
Clearway Energy, Inc.	66,857	1,250
IDACORP, Inc.	24,547	2,253
New Jersey Resources Corp.	52,428	1,771
NorthWestern Corp.	155,204	8,955
ONE Gas, Inc.	10,900	869
Otter Tail Corp.	67,043	2,975
Portland General Electric Co.	128,922	6,033
Southwest Gas Holdings, Inc.	10,500	796
Spire, Inc.	59,925	4,372
		42,242
Total Common Stocks (Cost $1,231,028)		1,210,376

Exchange-Traded Funds (0.1%)
iShares Russell 2000 Growth ETF (b)	9,547	1,741
Total Exchange-Traded Funds (Cost $1,523)		1,741

Collateral for Securities Loaned^ (4.9%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (e)	41,350,251	41,350
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (e)	18,695,960	18,696
Total Collateral for Securities Loaned (Cost $60,046)		60,046
Total Investments (Cost $1,292,597) — 103.2%		1,272,163
Liabilities in excess of other assets — (3.2)%		(39,372)
NET ASSETS - 100.00%		$1,232,791

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, illiquid securities were 0.2% of the Fund's net assets.
(d)	Security was fair valued based using significant unobservable inputs as of April 30, 2020.
(e)	Rate disclosed is the daily yield on April 30, 2020.

ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Value Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)
Communication Services (8.7%):
Alphabet, Inc. Class A (a)	16,439	$22,138
AMC Networks, Inc. Class A (a)	49,474	1,180
AT&T, Inc.	234,257	7,139
CenturyLink, Inc.	227,999	2,421
Comcast Corp. Class A	175,294	6,596
Discovery, Inc. Class A (a)(b)	75,369	1,690
Facebook, Inc. Class A (a)	121,900	24,955
Omnicom Group, Inc.	39,483	2,252
Take-Two Interactive Software, Inc. (a)	25,279	3,060
The Walt Disney Co.	35,588	3,849
Verizon Communications, Inc.	48,571	2,790
		78,070
Consumer Discretionary (5.8%):
Best Buy Co., Inc.	29,379	2,254
Booking Holdings, Inc. (a)	969	1,435
Dick's Sporting Goods, Inc.	76,600	2,251
Ford Motor Co.	331,688	1,688
Harley-Davidson, Inc. (b)	84,837	1,852
Las Vegas Sands Corp.	73,235	3,517
Lennar Corp. Class A	49,256	2,467
LKQ Corp. (a)	389,424	10,183
McDonald's Corp.	29,800	5,589
Mohawk Industries, Inc. (a)	10,762	944
O'Reilly Automotive, Inc. (a)	13,265	5,125
PulteGroup, Inc.	81,157	2,294
Ross Stores, Inc.	50,223	4,588
Royal Caribbean Cruises Ltd.	31,415	1,469
Tapestry, Inc.	50,614	753
Target Corp.	30,521	3,349
Tractor Supply Co.	21,816	2,213
		51,971
Consumer Staples (7.4%):
Campbell Soup Co.	48,591	2,429
Colgate-Palmolive Co.	32,581	2,289
Costco Wholesale Corp.	2,110	639
Keurig Dr Pepper, Inc.	476,292	12,603
Mondelez International, Inc. Class A	311,500	16,023
Nu Skin Enterprises, Inc. Class A	63,316	1,849
Philip Morris International, Inc.	10,149	757
Pilgrim's Pride Corp. (a)	85,673	1,885
Spectrum Brands Holdings, Inc.	34,466	1,484
The Coca-Cola Co.	40,840	1,874
The J.M. Smucker Co.	24,143	2,774
The Kroger Co.	145,052	4,585
The Procter & Gamble Co.	25,462	3,002
Tyson Foods, Inc. Class A	54,635	3,398
Walgreens Boots Alliance, Inc.	94,452	4,089
Walmart, Inc.	66,301	8,059
		67,739
Energy (6.2%):
Chevron Corp.	214,650	19,749
Cimarex Energy Co.	36,069	917
ConocoPhillips	150,196	6,323
Enterprise Products Partners LP	593,524	10,422

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exxon Mobil Corp.	186,565	$8,670
HollyFrontier Corp.	65,114	2,151
Marathon Petroleum Corp.	39,902	1,280
PBF Energy, Inc. Class A	86,878	990
Phillips 66	44,516	3,257
Valero Energy Corp.	42,292	2,679
		56,438
Financials (20.8%):
Aflac, Inc.	223,718	8,331
American Express Co.	36,724	3,351
Annaly Capital Management, Inc.	261,895	1,637
Berkshire Hathaway, Inc. Class B (a)	58,837	11,024
Brown & Brown, Inc.	294,134	10,562
Capital One Financial Corp.	60,615	3,926
Cboe Global Markets, Inc.	89,772	8,921
Cincinnati Financial Corp.	252,400	16,609
Citigroup, Inc.	101,729	4,940
Citizens Financial Group, Inc.	129,484	2,899
Everest Re Group Ltd.	19,803	3,428
Fifth Third Bancorp	173,406	3,241
First Citizens Bancshares, Inc. Class A	8,151	3,114
Huntington Bancshares, Inc.	293,786	2,715
Invesco Ltd.	183,746	1,584
JPMorgan Chase & Co.	212,305	20,330
Lincoln National Corp.	28,601	1,014
LPL Financial Holdings, Inc.	36,269	2,184
M&T Bank Corp.	34,992	3,922
MetLife, Inc.	101,713	3,670
MSCI, Inc.	5,235	1,712
Onemain Holdings, Inc.	53,509	1,295
PacWest Bancorp	30,449	616
Principal Financial Group, Inc.	65,424	2,382
Regions Financial Corp.	331,381	3,562
RenaissanceRe Holdings Ltd.	119,398	17,433
S&P Global, Inc.	6,787	1,988
State Street Corp.	66,069	4,165
SVB Financial Group (a)	13,671	2,641
Synchrony Financial	186,613	3,693
The PNC Financial Services Group, Inc.	43,194	4,608
The Progressive Corp.	183,444	14,180
U.S. Bancorp	129,300	4,719
Voya Financial, Inc.	102,400	4,625
Wells Fargo & Co.	56,808	1,650
		186,671
Health Care (15.7%):
AbbVie, Inc.	38,990	3,205
AmerisourceBergen Corp.	41,124	3,687
Amgen, Inc.	16,925	4,049
Anthem, Inc.	17,730	4,977
Biogen, Inc. (a)	14,389	4,271
Bristol-Myers Squibb Co.	31,725	1,929
Cardinal Health, Inc.	70,958	3,511
Cigna Corp.	68,400	13,392
CVS Health Corp.	94,400	5,810
Eli Lilly & Co.	20,618	3,188
Gilead Sciences, Inc.	60,853	5,112
Humana, Inc.	42,009	16,041
Johnson & Johnson	143,448	21,523

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	13,283	$2,184
Medtronic PLC	42,952	4,193
Merck & Co., Inc.	65,405	5,189
Pfizer, Inc.	563,585	21,620
Quest Diagnostics, Inc.	33,451	3,683
UnitedHealth Group, Inc.	39,268	11,485
Universal Health Services, Inc. Class B	19,586	2,070
		141,119
Industrials (8.4%):
3M Co.	38,191	5,802
Air Canada (a)	337,468	4,908
Caterpillar, Inc.	17,445	2,030
Cummins, Inc.	40,500	6,622
Delta Air Lines, Inc.	104,934	2,719
Eaton Corp. PLC	130,811	10,923
Honeywell International, Inc.	50,846	7,215
L3Harris Technologies, Inc.	18,299	3,545
ManpowerGroup, Inc.	28,216	2,095
Masco Corp.	139,472	5,724
Parker-Hannifin Corp.	60,200	9,519
Raytheon Technologies Corp.	107,167	6,945
Robert Half International, Inc.	20,749	981
Southwest Airlines Co.	75,295	2,353
Union Pacific Corp.	35,816	5,723
United Airlines Holdings, Inc. (a)	25,145	744
		77,848
Information Technology (6.9%):
Apple, Inc.	3,635	1,068
Applied Materials, Inc.	72,758	3,615
Broadridge Financial Solutions, Inc.	40,000	4,640
CDW Corp.	20,943	2,320
Cisco Systems, Inc.	26,005	1,102
Fair Isaac Corp. (a)	3,878	1,369
Intel Corp.	142,572	8,552
International Business Machines Corp.	21,647	2,718
Intuit, Inc.	9,114	2,459
Lam Research Corp.	10,901	2,783
Leidos Holdings, Inc.	77,200	7,628
Micron Technology, Inc. (a)	47,171	2,259
Motorola Solutions, Inc.	29,700	4,271
NVIDIA Corp.	6,108	1,785
Oracle Corp.	80,749	4,277
QUALCOMM, Inc.	33,868	2,664
Texas Instruments, Inc.	19,611	2,276
Visa, Inc. Class A	38,471	6,876
		62,662
Materials (3.5%):
Ball Corp.	58,780	3,855
Celanese Corp.	22,107	1,836
Dow, Inc.	80,991	2,972
Ferroglobe PLC (a)(c)(d)	545,600	—
Huntsman Corp.	186,767	3,140
LyondellBasell Industries NV Class A	81,448	4,720
PPG Industries, Inc.	42,977	3,903
Sealed Air Corp.	393,129	11,240
		31,666

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Value Fund	April 30, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Real Estate (7.0%):
Alexandria Real Estate Equities, Inc.	6,981	$1,097
AvalonBay Communities, Inc.	10,171	1,657
Boston Properties, Inc.	5,817	565
Digital Realty Trust, Inc.	19,460	2,909
Equity Commonwealth	553,031	18,776
Equity LifeStyle Properties, Inc.	127,400	7,684
Equity Residential	14,502	944
Essex Property Trust, Inc.	4,373	1,067
Healthpeak Properties, Inc.	269,503	7,045
Host Hotels & Resorts, Inc.	131,151	1,614
Invitation Homes, Inc.	229,354	5,424
Jones Lang LaSalle, Inc.	10,439	1,102
Mid-America Apartment Communities, Inc.	7,793	872
Prologis, Inc.	26,305	2,347
Public Storage	5,692	1,056
Realty Income Corp.	18,595	1,021
Regency Centers Corp.	30,446	1,337
Ventas, Inc.	51,619	1,670
VICI Properties, Inc.	31,706	552
W.P. Carey, Inc.	9,599	631
Welltower, Inc.	44,516	2,281
Weyerhaeuser Co.	28,463	622
		62,273
Utilities (7.4%):
Dominion Energy, Inc.	49,174	3,793
Duke Energy Corp.	76,900	6,510
Evergy, Inc.	36,674	2,143
Exelon Corp.	426,344	15,809
FirstEnergy Corp.	238,860	9,858
NextEra Energy, Inc.	13,055	3,017
PPL Corp.	132,334	3,364
Vistra Energy Corp.	897,586	17,539
WEC Energy Group, Inc.	52,473	4,751
Xcel Energy, Inc.	19,827	1,260
		68,044
Total Common Stocks (Cost $965,923)		884,501

Collateral for Securities Loaned^ (0.2%)
HSBC U.S. Government Money Market Fund I Shares, 0.19% (e)	1,400,185	1,400
Invesco Government & Agency Portfolio Institutional Shares, 0.17% (e)	115,597	116
Total Collateral for Securities Loaned (Cost $1,516)		1,516
Total Investments (Cost $967,439) — 98.0%		886,017
Other assets in excess of liabilities — 2.0%		18,046
NET ASSETS - 100.00%		$904,063

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security was fair valued based using significant unobservable inputs as of April 30, 2020.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of April 30, 2020, illiquid securities were 0.0% of the Fund's net assets.
(e)	Rate disclosed is the daily yield on April 30, 2020.

LP—Limited Partnership
PLC—Public Limited Company